UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

August 31, 2012

MFS® CASH RESERVE FUND

LMM-ANN

MFS® CASH RESERVE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets continue to face a number of major economic and political challenges. While the European debt crisis has deepened and spread, there appears to be scope for improvement given the European Central Bank’s willingness to backstop troubled sovereigns. Economic activity in China, until recently the world’s growth engine, appears to be bottoming. Even the relatively strong and stable US economy has been affected by uncertainty over the presidential election and the threat of a “fiscal cliff” at year- end. At the same time, global consumer and producer confidence has fallen sharply. And a search for safe havens by nervous investors has driven down yields on highly rated government bonds, including those issued by Germany and the United States, to multi-decade lows.

But there is also good news: Global economic data have modestly improved, performing slightly better than expected. However, the improvement is too short-lived to be called a trend. Equity markets have been largely range bound since the

Fed extended its quantitative easing program, leaving little expectation that the bank will add further money to the system. It is hard to know how much of the recent gain in financial markets has been the result of actual economic improvements versus expectations that renewed central bank action will soon lead to an economic rebound.

Through all this uncertainty, managing risk remains a top priority for investors and their advisors. At MFS®, our emphasis on global research is designed to keep our investment process functioning smoothly at all times. Close collaboration among colleagues around the world is vital in periods of uncertainty and heightened volatility. We share ideas and evaluate opportunities across continents and across all investment disciplines and types of investments. We employ this uniquely collaborative approach to build better insights — and better results — for our clients.

Like our investors, we are mindful of the many economic challenges we face at the local, national and international levels. In times like these, it is more important than ever to maintain a long-term view, adhere to time-tested investing principles such as asset allocation and diversification and work closely with investment advisors to research and identify the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

October 17, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	8.0%
A-1	88.8%
A-2	3.2%
Not Rated	0.0%
Cash & Other (o)	0.0%

Maturity breakdown (u)
0 - 7 days	23.5%
8 - 29 days	28.0%
30 - 59 days	12.2%
60 - 89 days	20.8%
90 - 365 days	15.5%
Other Assets Less Liabilities (o)	0.0%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Cash & Other portfolio assets that are not securities are not included in the categories mentioned above. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(o)	Less than 0.1%.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of 8/31/12.

The portfolio is actively managed and current holdings may be different.

2

PERFORMANCE SUMMARY THROUGH 8/31/12

Total returns as well as the current 7-day yield have been provided for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Share Class	Inception	1-Year Total Return (without sales charge)	Current 7-day yield
A	9/07/93	0.00%	0.00%
B	12/29/86	0.00%	0.00%
C	4/01/96	0.00%	0.00%
R1	4/01/05	0.00%	0.00%
R2	4/01/05	0.00%	0.00%
R3	4/01/05	0.00%	0.00%
R4	4/01/05	0.00%	0.00%
529A	7/31/02	0.00%	0.00%
529B	7/31/02	0.00%	0.00%
529C	7/31/02	0.00%	0.00%

Share class	1-Year Total Return
B With CDSC (Declining over six years from 4% to 0%) (x)	(4.00)%
C With CDSC (1% for 12 months) (x)	(1.00)%
529B With CDSC (Declining over six years from 4% to 0%) (x)	(4.00)%
529C With CDSC (1% for 12 months) (x)	(1.00)%

Class R1, R2, R3, R4 and 529A shares do not have a sales charge. Certain Class A shares acquired through an exchange may be subject to a CDSC upon redemption depending on when the shares exchanged were originally purchased.

CDSC – Contingent Deferred Sales Charge.

(x)	Assuming redemption at the end of applicable period.

3

Performance Summary – continued

Yields quoted are based on the latest seven days ended as of August 31, 2012, with dividends annualized. The yield quotations more closely reflect the current earnings of the fund than the total return quotations. Shares of the fund can be purchased at net asset value without a sales charge.

Notes to Performance Summary

Performance results reflect any applicable expense subsidies, waivers and adjustments in effect during the periods shown. Subsidies and fee waivers may be imposed to enhance a fund’s yield or to avoid a negative yield during periods when the fund’s operating expenses have a significant impact on the fund’s yield due to lower interest rates. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details. All results are historical and assume the reinvestment of any dividends and capital gain distributions.

4

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2012 through August 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/12	Ending Account Value 8/31/12	Expenses Paid During Period (p) 3/01/12-8/31/12
A	Actual	0.15%	$1,000.00	$1,000.00	$0.75
	Hypothetical (h)	0.15%	$1,000.00	$1,024.38	$0.76
B	Actual	0.15%	$1,000.00	$1,000.00	$0.75
	Hypothetical (h)	0.15%	$1,000.00	$1,024.38	$0.76
C	Actual	0.15%	$1,000.00	$1,000.00	$0.75
	Hypothetical (h)	0.15%	$1,000.00	$1,024.38	$0.76
R1	Actual	0.15%	$1,000.00	$1,000.00	$0.75
	Hypothetical (h)	0.15%	$1,000.00	$1,024.38	$0.76
R2	Actual	0.15%	$1,000.00	$1,000.00	$0.75
	Hypothetical (h)	0.15%	$1,000.00	$1,024.38	$0.76
R3	Actual	0.15%	$1,000.00	$1,000.00	$0.75
	Hypothetical (h)	0.15%	$1,000.00	$1,024.38	$0.76
R4	Actual	0.14%	$1,000.00	$1,000.00	$0.70
	Hypothetical (h)	0.14%	$1,000.00	$1,024.43	$0.71
529A	Actual	0.15%	$1,000.00	$1,000.00	$0.75
	Hypothetical (h)	0.15%	$1,000.00	$1,024.38	$0.76
529B	Actual	0.15%	$1,000.00	$1,000.00	$0.75
	Hypothetical (h)	0.15%	$1,000.00	$1,024.38	$0.76
529C	Actual	0.15%	$1,000.00	$1,000.00	$0.75
	Hypothetical (h)	0.15%	$1,000.00	$1,024.38	$0.76

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

6

PORTFOLIO OF INVESTMENTS

8/31/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Certificates of Deposit - 21.5%
Issuer	Shares/Par	Value ($)

Major Banks - 18.7%
Bank of Montreal/Chicago Branch, 0.19%, due 9/13/12	$9,210,000	$9,210,000
Bank of Nova Scotia/Houston Branch, 0.19%, due 10/16/12	16,795,000	16,795,000
Canadian Imperial Bank of Commerce/New York Branch, 0.29%, due 1/22/13	6,390,000	6,390,000
National Australia Bank/New York Branch, 0.27%, due 2/19/13	11,300,000	11,300,000
Toronto Dominion Holdings (USA), Inc., 0.16%, due 10/26/12	2,455,000	2,455,000
Toronto Dominion Holdings (USA), Inc., 0.15%, due 9/12/12	14,093,000	14,093,000
Westpac Banking Corp./New York Branch, 0.25%, due 9/17/12	17,465,000	17,465,000

		$77,708,000
Other Banks & Diversified Financials - 2.8%
Branch Banking & Trust Co., 0.28%, due 11/16/12	$3,690,000	$3,690,000
Mizuho Corporate Bank (USA)/New York Branch, 0.34%, due 11/21/12	7,960,000	7,960,000

		$11,650,000
Total Certificates of Deposit, at Cost and Value		$89,358,000

Commercial Paper (y) - 38.7%
Automotive - 3.2%
American Honda Finance Corp., 0.18%, due 9/05/12	$11,499,000	$11,498,770
Toyota Motor Credit Corp., 0.23%, due 1/28/13	1,643,000	1,641,436

		$13,140,206
Conglomerates - 7.4%
Siemens Capital Corp., 0.17%, due 9/17/12 (t)	$13,871,000	$13,869,954
United Technologies Corp., 0.14%, due 9/24/12 (t)	8,705,000	8,704,221
United Technologies Corp., 0.21%, due 10/18/12 (t)	8,122,000	8,119,773

		$30,693,948
Financial Institutions - 4.1%
General Electric Capital Corp., 0.23%, due 12/11/12	$16,764,000	$16,753,183

Food & Beverages - 9.3%
Anheuser-Busch InBev S.A., 0.25%, due 10/29/12 (t)	$4,607,000	$4,605,144
Anheuser-Busch InBev S.A., 0.35%, due 11/26/12 (t)	3,135,000	3,132,379
Anheuser-Busch InBev S.A., 0.35%, due 11/27/12 (t)	8,915,000	8,907,459
Coca-Cola Co., 0.21%, due 9/04/12 (t)	7,820,000	7,819,863

7

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Food & Beverages - continued
Coca-Cola Co., 0.23%, due 10/09/12 (t)	$662,000	$661,839
Coca-Cola Co., 0.24%, due 10/15/12 (t)	3,652,000	3,650,929
Coca-Cola Co., 0.25%, due 10/15/12 (t)	4,600,000	4,598,594
Pepsico, Inc., 0.13%, due 9/10/12 (t)	5,304,000	5,303,828

		$38,680,035
Machinery & Tools - 0.6%
Deere and Co., 0.14%, due 9/20/12 (t)	$2,554,000	$2,553,811

Major Banks - 8.8%
JPMorgan Chase & Co., 0.25%, due 10/16/12	$1,488,000	$1,487,535
JPMorgan Chase & Co., 0.3%, due 1/24/13	13,196,000	13,180,055
National Australia Funding (Delaware), Inc., 0.28%, due 2/19/13 (t)	5,372,000	5,364,855
Wells Fargo & Co., 0.16%, due 11/19/12	6,700,000	6,697,648
Wells Fargo & Co., 0.16%, due 11/20/12	9,939,000	9,935,466

		$36,665,559
Pharmaceuticals - 4.6%
Novartis Finance Corp., 0.13%, due 9/05/12 (t)	$5,154,000	$5,153,926
Sanofi, 0.15%, due 9/26/12 (t)	13,955,000	13,953,546

		$19,107,472
Tobacco - 0.7%
Philip Morris International, Inc., 0.16%, due 9/05/12 (t)	$2,216,000	$2,215,961
Philip Morris International, Inc., 0.17%, due 9/28/12 (t)	770,000	769,902

		$2,985,863
Total Commercial Paper, at Amortized Cost and Value		$160,580,077

U.S. Government Agencies and Equivalents (y) - 22.7%
Federal Home Loan Bank, 0.125%, due 10/12/12	$6,348,000	$6,347,096
Federal Home Loan Bank, 0.135%, due 11/09/12	16,750,000	16,745,666
Federal Home Loan Bank, 0.14%, due 11/02/12	17,700,000	17,695,732
Federal Home Loan Bank, 0.12%, due 9/26/12	16,645,000	16,643,613
Federal Home Loan Bank, 0.115%, due 10/26/12	1,950,000	1,949,657
Federal Home Loan Bank, 0.145%, due 11/16/12	11,614,000	11,610,445
Freddie Mac, 0.155%, due 9/24/12	13,660,000	13,658,647
Freddie Mac, 0.14%, due 1/28/13	7,000,000	6,995,944
Freddie Mac, 0.155%, due 2/19/13	2,470,000	2,468,181
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$94,114,981

8

Portfolio of Investments – continued

Floating Rate Demand Notes - 3.9%
Issuer	Shares/Par	Value ($)

East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.16%, due 9/04/12	$9,700,000	$9,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.16%, due 9/04/12	5,300,000	5,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.16%, due 9/04/12	1,300,000	1,300,000
Total Floating Rate Demand Notes, at Cost and Value		$16,300,000

Repurchase Agreements - 13.2%
Goldman Sachs Repurchase Agreement, 0.18%, dated 8/31/12, due 9/04/12, total to be received $13,340,267 (secured by U.S. Treasury and Federal Agency obligations valued at $13,606,901 in a jointly traded account)	$13,340,000	$13,340,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.18%, dated 8/31/12, due 9/04/12, total to be received $41,389,828 (secured by U.S. Treasury and Federal Agency obligations valued at $42,216,795 in a jointly traded account)	41,389,000	41,389,000
Total Repurchase Agreements, at Cost and Value		$54,729,000
Total Investments, at Amortized Cost and Value		$415,082,058

Other Assets, Less Liabilities - 0.0%		88,471
Net Assets - 100.0%		$415,170,529

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/12

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at amortized cost and value	$360,353,058
Repurchase agreements, at cost and value	54,729,000
Total investments, at amortized cost and value	$415,082,058
Cash	105
Receivables for
Fund shares sold	644,685
Interest	25,229
Receivable from investment adviser and distributor	65,025
Other assets	1,180
Total assets	$415,818,282
Liabilities
Payable for fund shares reacquired	$416,367
Payable to affiliates for shareholder servicing costs	161,458
Payable for independent Trustees’ compensation	15,447
Accrued expenses and other liabilities	54,481
Total liabilities	$647,753
Net assets	$415,170,529
Net assets consist of
Paid-in capital	$415,394,929
Accumulated net realized gain (loss) on investments	(207,708)
Accumulated distributions in excess of net investment income	(16,692)
Net assets	$415,170,529
Shares of beneficial interest outstanding	415,400,845

10

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share
Class A	$126,282,841	126,354,105	$1.00
Class B	35,098,336	35,145,435	1.00
Class C	49,850,570	49,880,410	1.00
Class R1	24,361,214	24,370,866	1.00
Class R2	83,723,201	83,760,344	1.00
Class R3	79,029,073	79,060,043	1.00
Class R4	810,299	812,015	1.00
Class 529A	10,329,647	10,331,216	1.00
Class 529B	665,373	665,688	1.00
Class 529C	5,019,975	5,020,723	1.00

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Year ended 8/31/12

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$583,519
Expenses
Management fee	$1,851,445
Distribution and service fees	2,378,917
Program manager fees	16,408
Shareholder servicing costs	963,305
Administrative services fee	78,611
Independent Trustees’ compensation	12,867
Custodian fee	43,804
Shareholder communications	36,563
Audit and tax fees	33,901
Legal fees	6,310
Miscellaneous	138,497
Total expenses	$5,560,628
Reduction of expenses by investment adviser and distributor	(4,977,109)
Net expenses	$583,519
Net investment income	$0
Change in net assets from operations	$0

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 8/31
Change in net assets	2012	2011
From operations
Net investment income	$0	$176
Net realized gain (loss) on investments	—	(110)
Change in net assets from operations	$0	$66
Distributions declared to shareholders
From net investment income	$—	$(7)
From tax return of capital	—	(169)
Total distributions declared to shareholders	$—	$(176)
Change in net assets from fund share transactions	$(91,272,886)	$(6,038,510)
Total change in net assets	$(91,272,886)	$(6,038,620)
Net assets
At beginning of period	506,443,415	512,482,035
At end of period (including accumulated distributions in excess of net investment income of $16,692 and $17,540, respectively)	$415,170,529	$506,443,415

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 8/31
	2012	2011		2010		2009		2008
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.03
Net realized and unrealized gain (loss) on investments	—	(0.00	)(w)	0.00	(w)	(0.00	)(w)	—
Total from investment operations	$0.00	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.03
Less distributions declared to shareholders
From net investment income	$—	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$(0.03)
From tax return of capital	—	(0.00	)(w)	(0.00	)(w)	—		—
Total distributions declared to shareholders	$—	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$(0.03)
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.00	0.00	(w)	0.00	(w)	0.31		3.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	0.94		0.85		0.72		0.87
Expenses after expense reductions (f)	0.13	0.20		0.27		0.39		0.47
Net investment income	0.00	0.00	(w)	0.00	(w)	0.33		3.29
Net assets at end of period (000 omitted)	$126,283	$153,634		$141,832		$173,135		$189,684

See Notes to Financial Statements

14

Financial Highlights – continued

Class B	Years ended 8/31
	2012	2011		2010		2009		2008
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.02
Net realized and unrealized gain (loss) on investments	—	(0.00	)(w)	0.00	(w)	(0.00)	(w)	—
Total from investment operations	$0.00	$(0.00	)(w)	$0.00	(w)	$0.00	(w)	$0.02
Less distributions declared to shareholders
From net investment income	$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)
From tax return of capital	—	—		(0.00	)(w)	—		—
Total distributions declared to shareholders	$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.00	0.00	(w)	0.00	(w)	0.10		2.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	1.69		1.69		1.72		1.86
Expenses after expense reductions (f)	0.12	0.20		0.27		0.60		1.46
Net investment income	0.00	0.00		0.00	(w)	0.08		2.44
Net assets at end of period (000 omitted)	$35,098	$50,379		$66,601		$104,696		$112,707

Class C	Years ended 8/31
	2012	2011		2010		2009		2008
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	$0.00		$0.00	(w)	$0.00	(w)	$0.02
Net realized and unrealized gain (loss) on investments	—	(0.00	)(w)	0.00	(w)	(0.00	)(w)	—
Total from investment operations	$0.00	$(0.00	)(w)	$0.00		$0.00	(w)	$0.02
Less distributions declared to shareholders
From net investment income	$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)
From tax return of capital	—	—		(0.00	)(w)	—		—
Total distributions declared to shareholders	$—	$—		$—		$(0.00	)(w)	$(0.02)
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.00	0.00	(w)	0.00	(w)	0.10		2.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	1.69		1.69		1.72		1.87
Expenses after expense reductions (f)	0.13	0.20		0.27		0.60		1.47
Net investment income	0.00	0.00		0.00	(w)	0.08		2.18
Net assets at end of period (000 omitted)	$49,851	$61,943		$50,196		$70,005		$79,091

See Notes to Financial Statements

15

Financial Highlights – continued

Class R1	Years ended 8/31
	2012	2011		2010		2009		2008
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	$0.00		$0.00	(w)	$0.00	(w)	$0.02
Net realized and unrealized gain (loss) on investments	—	(0.00	)(w)	0.00	(w)	(0.00	)(w)	—
Total from investment operations	$0.00	$(0.00	)(w)	$0.00	(w)	$0.00	(w)	$0.02
Less distributions declared to shareholders
From net investment income	$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)
From tax return of capital	—	—		(0.00	)(w)	—		—
Total distributions declared to shareholders	$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)	0.00	0.00	(w)	0.00	(w)	0.10		2.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	1.69		1.69		1.72		1.91
Expenses after expense reductions (f)	0.13	0.20		0.27		0.58		1.51
Net investment income	0.00	0.00		0.00	(w)	0.09		2.10
Net assets at end of period (000 omitted)	$24,361	$28,705		$30,233		$29,457		$27,361

Class R2	Years ended 8/31
	2012	2011		2010		2009		2008
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	$0.00		$0.00	(w)	$0.00	(w)	$0.03
Net realized and unrealized gain (loss) on investments	—	(0.00	)(w)	0.00	(w)	(0.00	)(w)	—
Total from investment operations	$0.00	$(0.00	)(w)	$0.00	(w)	$(0.00	)(w)	$0.03
Less distributions declared to shareholders
From net investment income	$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)
From tax return of capital	—	—		(0.00	)(w)	—		—
Total distributions declared to shareholders	$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)	0.00	0.00	(w)	0.00	(w)	0.17		2.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	1.19		1.19		1.22		1.41
Expenses after expense reductions (f)	0.13	0.20		0.27		0.51		1.01
Net investment income	0.00	0.00		0.00	(w)	0.15		2.58
Net assets at end of period (000 omitted)	$83,723	$104,130		$109,362		$120,476		$98,825

See Notes to Financial Statements

16

Financial Highlights – continued

Class R3	Years ended 8/31
	2012	2011		2010		2009		2008
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	$0.00		$0.00	(w)	$0.00	(w)	$0.03
Net realized and unrealized gain (loss) on investments	—	(0.00	)(w)	0.00	(w)	(0.00	)(w)	—
Total from investment operations	$0.00	$(0.00	)(w)	$0.00	(w)	$0.00	(w)	$0.03
Less distributions declared to shareholders
From net investment income	$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)
From tax return of capital	—	—		(0.00	)(w)	—		—
Total distributions declared to shareholders	$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)	0.00	0.00	(w)	0.00	(w)	0.23		3.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	0.94		0.94		0.97		1.15
Expenses after expense reductions (f)	0.13	0.20		0.27		0.45		0.75
Net investment income	0.00	0.00		0.00	(w)	0.20		2.82
Net assets at end of period (000 omitted)	$79,029	$85,602		$90,331		$104,062		$82,454

Class R4	Years ended 8/31
	2012	2011		2010		2009		2008
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.03
Net realized and unrealized gain (loss) on investments	—	(0.00	)(w)	0.00	(w)	(0.00	)(w)	—
Total from investment operations	$0.00	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.03
Less distributions declared to shareholders
From net investment income	$—	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$(0.03)
From tax return of capital	—	(0.00	)(w)	(0.00	)(w)	—		—
Total distributions declared to shareholders	$—	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$(0.03)
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)	0.00	0.00	(w)	0.00	(w)	0.31		3.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	0.69		0.68		0.72		0.90
Expenses after expense reductions (f)	0.12	0.20		0.27		0.38		0.50
Net investment income	0.00	0.00	(w)	0.00	(w)	0.23		3.24
Net assets at end of period (000 omitted)	$810	$5,743		$6,172		$5,697		$4,094

See Notes to Financial Statements

17

Financial Highlights – continued

Class 529A	Years ended 8/31
	2012	2011		2010		2009		2008
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	$0.00		$0.00	(w)	$0.00	(w)	$0.03
Net realized and unrealized gain (loss) on investments	—	(0.00	)(w)	0.00	(w)	(0.00	)(w)	—
Total from investment operations	$0.00	$(0.00	)(w)	$0.00	(w)	$0.00	(w)	$0.03
Less distributions declared to shareholders
From net investment income	$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)
From tax return of capital	—	—		(0.00	)(w)	—		—
Total distributions declared to shareholders	$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.03)
Net asset value, end of period (x)	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)	0.00	0.00	(w)	0.00	(w)	0.28		3.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	1.04		1.03		1.12		1.40
Expenses after expense reductions (f)	0.13	0.20		0.27		0.40		0.65
Net investment income	0.00	0.00		0.00	(w)	0.19		3.05
Net assets at end of period (000 omitted)	$10,330	$9,710		$9,919		$6,926		$3,777

Class 529B	Years ended 8/31
	2012	2011		2010		2009		2008
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	$0.00		$0.00	(w)	$0.00	(w)	$0.02
Net realized and unrealized gain (loss) on investments	—	(0.00	)(w)	0.00	(w)	(0.00	)(w)	—
Total from investment operations	$0.00	$(0.00	)(w)	$0.00	(w)	$0.00	(w)	$0.02
Less distributions declared to shareholders
From net investment income	$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)
From tax return of capital	—	—		(0.00	)(w)	—		—
Total distributions declared to shareholders	$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)
Net asset value, end of period (x)	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.00	0.00	(w)	0.00	(w)	0.08		2.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	1.79		1.79		1.83		2.04
Expenses after expense reductions (f)	0.12	0.20		0.27		0.51		1.64
Net investment income	0.00	0.00		0.00	(w)	0.04		1.91
Net assets at end of period (000 omitted)	$665	$1,073		$1,613		$1,942		$700

See Notes to Financial Statements

18

Financial Highlights – continued

Class 529C	Years ended 8/31
	2012	2011		2010		2009		2008
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	$0.00		$0.00	(w)	$0.00	(w)	$0.02
Net realized and unrealized gain (loss) on investments	—	(0.00	)(w)	0.00	(w)	(0.00	)(w)	—
Total from investment operations	$0.00	$(0.00	)(w)	$0.00	(w)	$0.00	(w)	$0.02
Less distributions declared to shareholders
From net investment income	$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)
From tax return of capital	—	—		(0.00	)(w)	—		—
Total distributions declared to shareholders	$—	$—		$(0.00	)(w)	$(0.00	)(w)	$(0.02)
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.00	0.00	(w)	0.00	(w)	0.08		2.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	1.79		1.78		1.83		2.04
Expenses after expense reductions (f)	0.13	0.20		0.27		0.52		1.64
Net investment income	0.00	0.00		0.00	(w)	0.04		1.85
Net assets at end of period (000 omitted)	$5,020	$5,525		$6,224		$4,391		$1,820

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Cash Reserve Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

20

Notes to Financial Statements – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$415,082,058	$—	$415,082,058

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the year ended August 31, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax

21

Notes to Financial Statements – continued

purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to the timing of recognition of certain expenses.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	8/31/12	8/31/11
Ordinary income (including any short-term capital gains	$—	$7
Tax return of capital (b)	—	169
Total distributions	$—	$179

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/12
Cost of investments	$415,082,058
Capital loss carryforwards	(207,708)
Late year ordinary loss deferral	(1,403)
Other temporary differences	(15,289)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
8/31/15	$(219)
8/31/16	(22,989)
8/31/17	(184,390)
Total	$(207,598)
Post-enactment losses:
Short-Term	$(110)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B

22

Notes to Financial Statements – continued

shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Year ended 8/31/12	Year ended 8/31/11	Year ended 8/31/12	Year ended 8/31/11
Class A	$—	$6	$—	$162
Class R4	—	1	—	7
Total	$—	$7	$—	$169

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

During the year ended August 31, 2012, MFS voluntarily waived receipt of $1,851,445 of the fund’s management fee in order to avoid a negative yield. This amount is reflected as a reduction of total expenses in the Statement of Operations. For the year ended August 31, 2012, this voluntary waiver had the effect of reducing the management fee by 0.40% of average daily net assets on an annualized basis. The management fee incurred for the year ended August 31, 2012, was equivalent to an annual effective rate of 0.00% of the fund’s average daily net assets.

In order to avoid a negative yield for the year ended August 31, 2012, MFS voluntarily agreed to reduce certain other expenses in the amount of $728,636, which is shown as a reduction of total expenses in the Statement of Operations.

Distributor – The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

23

Notes to Financial Statements – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$341,872
Class B	0.75%	0.25%	1.00%	0.00%	418,381
Class C	0.75%	0.25%	1.00%	0.00%	578,731
Class R1	0.75%	0.25%	1.00%	0.00%	264,703
Class R2	0.25%	0.25%	0.50%	0.00%	480,532
Class R3	—	0.25%	0.25%	0.00%	205,694
Class 529A	—	0.25%	0.25%	0.00%	25,027
Class 529B	0.75%	0.25%	1.00%	0.00%	9,532
Class 529C	0.75%	0.25%	1.00%	0.00%	54,445
Total Distribution and Service Fees					$2,378,917

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2012 based on each class’ average daily net assets. MFD has agreed in writing to waive the Class A and Class 529A service fee. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2012. These reductions for Class A and Class 529A amounted to $341,872 and $25,027, respectively, and are shown as a reduction of total expenses in the Statement of Operations. During the year ended August 31, 2012, MFD voluntarily waived a receipt of $2,012,018 of the fund’s distribution and service fees to ensure the fund avoids a negative yield for Class B, Class C, Class R1, Class R2, Class R3, Class 529B, and Class 529C shares. This amount is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares acquired through an exchange may be subject to a contingent deferred sales charge (CDSC) upon redemption depending on when the shares exchanged were originally purchased. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2012, were as follows:

Amount
Class A	$210
Class B	135,245
Class C	20,925
Class 529B	1,715
Class 529C	184

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily

24

Notes to Financial Statements – continued

net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until December 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the year ended August 31, 2012, this waiver amounted to $8,204. In addition, MFS voluntarily waived receipt of $8,204 of the fund’s program manager fees in order to avoid a negative yield for Class 529A, Class 529B, and Class 529C shares. These waivers had the effect of reducing the program manager fee by 0.10% of average daily net assets attributable to Class 529A, Class 529B, and Class 529C shares on an annualized basis. The program manager fee incurred for the year ended August 31, 2012 was equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the year ended August 31, 2012, were as follows:

	Fee	Waiver
Class 529A	$10,011	$10,011
Class 529B	953	953
Class 529C	5,444	5,444
Total Program Manager Fees and Waivers	$16,408	$16,408

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended August 31, 2012, the fee was $363,716, which equated to 0.0786% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended August 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $599,589.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended August 31, 2012 was equivalent to an annual effective rate of 0.0170% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

25

Notes to Financial Statements – continued

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,274 and is included in independent Trustees’ compensation for the year ended August 31, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $15,447 at August 31, 2012, and is included in Payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended August 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,119 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,703, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

26

Notes to Financial Statements – continued

	Year ended 8/31/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	57,061,460	$57,061,469	86,445,718	$86,445,729
Class B	15,789,004	15,789,004	29,536,384	29,536,384
Class C	33,095,076	33,095,075	57,884,834	57,884,836
Class R1	6,221,434	6,221,434	14,507,748	14,507,747
Class R2	21,753,341	21,753,341	64,357,741	64,357,741
Class R3	16,302,385	16,302,385	51,089,070	51,089,070
Class R4	5,164,020	5,164,020	5,499,234	5,499,234
Class 529A	4,265,918	4,265,919	4,181,167	4,181,166
Class 529B	263,423	263,423	585,060	585,059
Class 529C	2,477,346	2,477,345	2,597,058	2,597,057
	162,393,407	$162,393,415	316,684,014	$316,684,023

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	24	$24
Class R4	—	—	5	5
	—	$—	29	$29

Shares reacquired
Class A	(84,412,371)	$(84,412,372)	(74,643,888)	$(74,643,889)
Class B	(31,069,642)	(31,069,650)	(45,758,155)	(45,758,165)
Class C	(45,187,020)	(45,187,020)	(46,137,917)	(46,137,918)
Class R1	(10,565,350)	(10,565,350)	(16,035,600)	(16,035,600)
Class R2	(42,160,206)	(42,160,206)	(69,589,541)	(69,589,541)
Class R3	(22,875,541)	(22,875,541)	(55,817,955)	(55,817,955)
Class R4	(10,096,711)	(10,096,711)	(5,927,888)	(5,927,888)
Class 529A	(3,645,993)	(3,645,993)	(4,390,540)	(4,390,540)
Class 529B	(671,541)	(671,541)	(1,124,892)	(1,124,892)
Class 529C	(2,981,917)	(2,981,917)	(3,296,174)	(3,296,174)
	(253,666,292)	$(253,666,301)	(322,722,550)	$(322,722,562)

Net change
Class A	(27,350,911)	$(27,350,903)	11,801,854	$11,801,864
Class B	(15,280,638)	(15,280,646)	(16,221,771)	(16,221,781)
Class C	(12,091,944)	(12,091,945)	11,746,917	11,746,918
Class R1	(4,343,916)	(4,343,916)	(1,527,852)	(1,527,853)
Class R2	(20,406,865)	(20,406,865)	(5,231,800)	(5,231,800)
Class R3	(6,573,156)	(6,573,156)	(4,728,885)	(4,728,885)
Class R4	(4,932,691)	(4,932,691)	(428,649)	(428,649)
Class 529A	619,925	619,926	(209,373)	(209,374)
Class 529B	(408,118)	(408,118)	(539,832)	(539,833)
Class 529C	(504,571)	(504,572)	(699,116)	(699,117)
	(91,272,885)	$(91,272,886)	(6,038,507)	$(6,038,510)

27

Notes to Financial Statements – continued

The sale of fund shares has been suspended except in certain circumstances. Please see the fund’s prospectus for details.

(5) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended August 31, 2012, the fund’s commitment fee and interest expense were $3,292 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust I and the Shareholders of MFS Cash Reserve Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Cash Reserve Fund (one of the portfolios comprising MFS Series Trust I) (the “Fund”) as of August 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Cash Reserve Fund as of August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 17, 2012

29

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2012, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 48)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 70)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until 2007)	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)
Robert E. Butler (age 70)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 57)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)
Michael Hegarty (age 67)	Trustee	December 2004	Private investor	N/A
John P. Kavanaugh (age 57)	Trustee	January 2009	Private investor	N/A

30

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A
Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 71)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
John M. Corcoran (k) (age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A
Christopher R. Bohane (k) (age 38)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kino Clark (k) (age 44)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Asset Management, Director and Senior Counsel (until 2012)	N/A

31

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Ethan D. Corey (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008);	N/A
Brian E. Langenfeld (k) (age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan S. Newton (k) (age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 41)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kasey L. Phillips (k) (age 41)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

32

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Mark N. Polebaum (k) (age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 52)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2012, the Trustees served as board members of 131 funds within the MFS Family of Funds.

33

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 500 Boylston Street Boston, MA 02116-3741	State Street Bank and Trust 1 Lincoln Street Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 500 Boylston Street Boston, MA 02116-3741	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Manager
Edward O’Dette

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

35

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 5th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In addition to considering the performance information provided in connection with the contract review meetings, the independent Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2011, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The independent Trustees further noted the market conditions affecting all money market funds, in particular the low interest rate environment, and MFS’ voluntary waiver of its fees to ensure that the fund avoids a negative yield. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS Fund Distributors, Inc. (“MFD”), an

36

Board Review of Investment Advisory Agreement – continued

affiliate of MFS, currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account that the Fund’s effective advisory fee rate was approximately at the Lipper expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally

37

Board Review of Investment Advisory Agreement – continued

custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

38

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2012 income tax forms in January 2013.

39

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

40

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

41

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

August 31, 2012

MFS® CORE EQUITY FUND

RGI-ANN

MFS® CORE EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets continue to face a number of major economic and political challenges. While the European debt crisis has deepened and spread, there appears to be scope for improvement given the European Central Bank’s willingness to backstop troubled sovereigns. Economic activity in China, until recently the world’s growth engine, appears to be bottoming. Even the relatively strong and stable US economy has been affected by uncertainty over the presidential election and the threat of a “fiscal cliff” at year- end. At the same time, global consumer and producer confidence has fallen sharply. And a search for safe havens by nervous investors has driven down yields on highly rated government bonds, including those issued by Germany and the United States, to multi-decade lows.

But there is also good news: Global economic data have modestly improved, performing slightly better than expected. However, the improvement is too short-lived to be called a trend. Equity markets have been largely range bound since the

Fed extended its quantitative easing program, leaving little expectation that the bank will add further money to the system. It is hard to know how much of the recent gain in financial markets has been the result of actual economic improvements versus expectations that renewed central bank action will soon lead to an economic rebound.

Through all this uncertainty, managing risk remains a top priority for investors and their advisors. At MFS®, our emphasis on global research is designed to keep our investment process functioning smoothly at all times. Close collaboration among colleagues around the world is vital in periods of uncertainty and heightened volatility. We share ideas and evaluate opportunities across continents and across all investment disciplines and types of investments. We employ this uniquely collaborative approach to build better insights — and better results — for our clients.

Like our investors, we are mindful of the many economic challenges we face at the local, national and international levels. In times like these, it is more important than ever to maintain a long-term view, adhere to time-tested investing principles such as asset allocation and diversification and work closely with investment advisors to research and identify the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

October 17, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	5.5%
Exxon Mobil Corp.	5.0%
Danaher Corp.	2.2%
JPMorgan Chase & Co.	2.2%
Pfizer, Inc.	1.8%
ACE Ltd.	1.8%
Philip Morris International, Inc.	1.7%
Target Corp.	1.7%
AT&T, Inc.	1.5%
Google, Inc., “A”	1.4%

Equity sectors
Technology	17.2%
Financial Services	16.3%
Health Care	10.8%
Energy	10.0%
Industrial Goods & Services	8.5%
Consumer Staples	7.4%
Utilities & Communications	6.7%
Retailing	6.6%
Leisure	5.7%
Basic Materials	3.0%
Special Products & Services	2.7%
Transportation	1.9%
Autos & Housing	1.6%

Percentages are based on net assets as of 8/31/12.

The portfolio is actively managed and current holdings may be different.

2

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended August 31, 2012, Class A shares of the MFS Core Equity Fund (the “fund”) provided a total return of 15.16%, at net asset value. This compares with a return of 17.03% for the fund’s benchmark, the Russell 3000 Index.

Market Environment

At the beginning of the reporting period, markets were roiled by several global concerns. These included prospects of U.S. sovereign debt default and the long-term public debt profile, the path of eurozone integration and the scope of its bailout facilities, the likelihood of a Chinese hard landing, and the global supply chain disruption resulting from the Japanese earthquake. Amidst this turmoil, global equity markets declined sharply and credit spreads widened. At the same time, global consumer and producer sentiment indicators fell precipitously, while highly-rated sovereign bond yields hit multi-decade lows.

During the middle of the period, however, additional liquidity from the U.S. Federal Reserve (in the form of “Operation Twist”) and the European Central Bank (in the form of 3-year, Long Term Refinancing Operations, or LTROs), coupled with healthier global macroeconomic conditions, led by moderate but sustained U.S. growth, ushered in improved market dynamics.

Towards the end of the period, though, market trends were more mixed. Worsening conditions were driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. However, broad market sentiment remained relatively resilient, as equity markets generally maintained gains and credit spreads did not indicate deterioration.

Detractors from Performance

During the reporting period, stock selection in the financial services and industrial goods & services sectors was a major detractor from the fund’s performance relative to the Russell 3000 Index. Within the financial services sector, there were no individual stocks that were among the fund’s top relative detractors. Within the industrial goods & services sector, the fund’s overweight positions in project management provider Fluor Corp. and mining equipment manufacturer Joy Global weakened relative returns. Additionally, not holding strong-performing diversified industrial conglomerate General Electric Co. (h) hurt relative performance.

Security selection in the basic materials and special products & services sectors was another negative factor for relative performance. Overweight positions in iron ore miner Cliffs Natural Resources and chemical manufacturer Celanese Corp. dampened relative returns. Holding shares of weak-performing diversified mining company Teck Resources (b) also detracted from relative results. Within the special products & services sector, the fund’s overweight position in higher education company DeVry, which underperformed the index during the reporting period, held back relative performance.

Elsewhere, the fund’s holdings of computer products and services provider Hewlett-Packard, global logistics company Expeditors International of Washington Inc, and Israeli-headquartered security software provider Check Point Software Technologies Ltd. (b) were among the top relative detractors.

3

Management Review – continued

During the reporting period, the fund’s relative currency exposure, resulting primarily from differences between the portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our portfolios to have different currency exposure than the benchmark.

Contributors to Performance

Security selection in the technology sector was a significant factor that contributed positively to relative performance. Within this sector, the fund’s holdings of computer and personal electronics maker Apple and IT software provider SolarWinds benefited relative returns. The fund’s holdings of strong-performing Dutch semiconductor company ASML Holding (b) also boosted relative results.

Stock selection in the retailing and leisure sectors strengthened relative returns during the reporting period. Within the retailing sector, overweighting specialty retailer of pet food and supplies PetSmart aided performance relative to the benchmark as the stock turned in strong performance. Within the leisure sector, the fund’s holdings of media and entertainment company News Corp. also benefited relative returns.

Elsewhere, the fund’s positions in specialized payment service provider FleetCor Technologies, specialty gases distributor Airgas Inc., aerospace components and systems supplier Goodrich (h), and biotech firm Gilead Sciences were among the fund’s top relative contributors.

Respectfully,

Joseph MacDougall

Portfolio Manager

(b)	Security is not a benchmark constituent.

(h)	Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

4

PERFORMANCE SUMMARY THROUGH 8/31/12

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

5

Performance Summary – continued

Total Returns through 8/31/12

Average annual without sales charge

Share Class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	1/02/96	15.16%	1.94%	6.96%	N/A
B	1/02/97	14.25%	1.19%	6.24%	N/A
C	1/02/97	14.29%	1.21%	6.24%	N/A
I	1/02/97	15.41%	2.23%	7.30%	N/A
R1	4/01/05	14.25%	1.20%	N/A	4.27%
R2	10/31/03	14.80%	1.71%	N/A	5.76%
R3	4/01/05	15.18%	1.96%	N/A	5.04%
R4	4/01/05	15.42%	2.19%	N/A	5.31%
Comparative benchmark
Russell 3000 Index (f)		17.03%	1.50%	7.01%	N/A
Average annual with sales charge
A With Initial Sales Charge (5.75%)		8.54%	0.74%	6.33%	N/A
B With CDSC (Declining over six years from 4% to 0%) (x)		10.25%	0.82%	6.24%	N/A
C With CDSC (1% for 12 months) (x)		13.29%	1.21%	6.24%	N/A

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Benchmark Definition

Russell 3000 Index – constructed to provide a comprehensive barometer for the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.

6

Performance Summary – continued

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

7

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

March 1, 2012 through August 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/12	Ending Account Value 8/31/12	Expenses Paid During Period (p) 3/01/12-8/31/12
A	Actual	1.13%	$1,000.00	$1,034.14	$5.78
	Hypothetical (h)	1.13%	$1,000.00	$1,019.46	$5.74
B	Actual	1.88%	$1,000.00	$1,030.13	$9.59
	Hypothetical (h)	1.88%	$1,000.00	$1,015.69	$9.53
C	Actual	1.88%	$1,000.00	$1,030.36	$9.59
	Hypothetical (h)	1.88%	$1,000.00	$1,015.69	$9.53
I	Actual	0.88%	$1,000.00	$1,035.35	$4.50
	Hypothetical (h)	0.88%	$1,000.00	$1,020.71	$4.47
R1	Actual	1.88%	$1,000.00	$1,029.82	$9.59
	Hypothetical (h)	1.88%	$1,000.00	$1,015.69	$9.53
R2	Actual	1.38%	$1,000.00	$1,032.66	$7.05
	Hypothetical (h)	1.38%	$1,000.00	$1,018.20	$7.00
R3	Actual	1.13%	$1,000.00	$1,034.23	$5.78
	Hypothetical (h)	1.13%	$1,000.00	$1,019.46	$5.74
R4	Actual	0.88%	$1,000.00	$1,035.53	$4.50
	Hypothetical (h)	0.88%	$1,000.00	$1,020.71	$4.47

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

9

PORTFOLIO OF INVESTMENTS

8/31/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.8%
Issuer	Shares/Par	Value ($)

Aerospace - 2.9%
Embraer S.A., ADR	50,910	$1,372,023
Honeywell International, Inc.	144,290	8,433,751
Lockheed Martin Corp.	29,690	2,705,947
Precision Castparts Corp.	32,980	5,312,418
United Technologies Corp.	93,270	7,447,610

		$25,271,749
Apparel Manufacturers - 1.2%
Guess?, Inc.	114,670	$2,988,300
NIKE, Inc., “B”	51,540	5,017,934
VF Corp.	18,240	2,784,883

		$10,791,117
Automotive - 1.2%
Delphi Automotive PLC (a)	267,700	$8,108,633
General Motors Co. (a)	127,790	2,728,316

		$10,836,949
Biotechnology - 1.8%
Amgen, Inc.	22,000	$1,846,240
Celgene Corp. (a)	58,560	4,218,662
Gilead Sciences, Inc. (a)	101,980	5,883,226
ViroPharma, Inc. (a)	154,600	4,112,360

		$16,060,488
Broadcasting - 2.0%
News Corp., “A”	358,270	$8,379,935
Walt Disney Co.	182,820	9,044,105

		$17,424,040
Brokerage & Asset Managers - 1.1%
BlackRock, Inc.	19,958	$3,519,992
Franklin Resources, Inc.	12,980	1,523,852
FXCM, Inc. “A”	108,040	946,430
GFI Group, Inc.	381,800	1,069,040
NASDAQ OMX Group, Inc.	122,169	2,794,005

		$9,853,319
Business Services - 1.9%
Accenture PLC, “A”	56,360	$3,471,776
Automatic Data Processing, Inc.	75,990	4,413,499

10

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
FleetCor Technologies, Inc. (a)	150,000	$6,477,000
Global Payments, Inc.	21,610	900,057
Performant Financial Corp. (a)	171,264	1,858,214

		$17,120,546
Cable TV - 1.2%
Comcast Corp., “Special A”	175,530	$5,769,671
Time Warner Cable, Inc.	56,130	4,985,467

		$10,755,138
Chemicals - 0.5%
Celanese Corp.	115,750	$4,428,595

Computer Software - 4.5%
Autodesk, Inc. (a)	99,370	$3,085,439
Check Point Software Technologies Ltd. (a)	98,351	4,532,998
Citrix Systems, Inc. (a)	87,830	6,823,513
Microsoft Corp.	83,240	2,565,457
Nuance Communications, Inc. (a)	41,900	999,315
Oracle Corp.	315,760	9,993,804
Salesforce.com, Inc. (a)	47,920	6,957,026
SolarWinds, Inc. (a)	87,900	4,823,952

		$39,781,504
Computer Software - Systems - 7.7%
Apple, Inc. (s)	73,770	$49,074,755
EMC Corp. (a)	329,070	8,651,250
Hewlett-Packard Co.	283,460	4,784,805
International Business Machines Corp.	14,340	2,794,149
NICE Systems Ltd., ADR (a)	71,970	2,251,222
ServiceSource International, Inc. (a)	95,640	885,626

		$68,441,807
Construction - 0.4%
Mohawk Industries, Inc. (a)	13,930	$1,003,657
Stanley Black & Decker, Inc.	40,530	2,666,063

		$3,669,720
Consumer Products - 1.8%
Colgate-Palmolive Co.	85,890	$9,130,966
International Flavors & Fragrances, Inc.	45,190	2,734,899
Newell Rubbermaid, Inc.	197,390	3,539,203
Nu Skin Enterprises, Inc., “A”	13,760	570,902

		$15,975,970

11

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Services - 0.8%
DeVry, Inc.	103,360	$1,995,882
Priceline.com, Inc. (a)	8,690	5,253,713

		$7,249,595
Containers - 0.8%
Silgan Holdings, Inc.	162,210	$6,801,465

Electrical Equipment - 3.0%
AMETEK, Inc.	117,340	$4,025,935
Danaher Corp. (s)	363,650	19,480,731
Sensata Technologies Holding B.V. (a)	99,690	2,993,691

		$26,500,357
Electronics - 2.3%
Altera Corp.	167,380	$6,248,295
ASML Holding N.V.	60,520	3,435,720
KLA-Tencor Corp.	17,510	898,438
Linear Technology Corp.	86,160	2,845,434
Microchip Technology, Inc.	188,630	6,554,893

		$19,982,780
Energy - Independent - 3.3%
Approach Resources, Inc. (a)	39,620	$1,138,679
Cabot Oil & Gas Corp.	73,410	3,039,908
Concho Resources, Inc. (a)	28,090	2,520,797
CONSOL Energy, Inc.	24,460	738,692
EOG Resources, Inc.	30,290	3,280,407
EQT Corp.	67,680	3,652,013
Noble Energy, Inc.	56,620	4,976,898
Occidental Petroleum Corp.	29,630	2,518,846
Peabody Energy Corp.	26,670	576,872
Pioneer Natural Resources Co.	44,950	4,376,332
SM Energy Co.	30,671	1,448,591
WPX Energy, Inc. (a)	37,760	589,056

		$28,857,091
Energy - Integrated - 5.0%
Exxon Mobil Corp. (s)	504,262	$44,022,073

Engineering - Construction - 0.4%
Fluor Corp.	77,280	$3,979,920

Food & Beverages - 3.2%
Coca-Cola Enterprises, Inc.	201,070	$5,937,597

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Dr Pepper Snapple Group, Inc.	107,420	$4,813,490
General Mills, Inc.	132,300	5,203,359
Kraft Foods, Inc., “A”	188,870	7,843,771
Mead Johnson Nutrition Co., “A”	67,760	4,968,841

		$28,767,058
Food & Drug Stores - 0.9%
CVS Caremark Corp.	145,030	$6,606,117
Kroger Co.	67,370	1,501,004

		$8,107,121
Gaming & Lodging - 0.6%
Las Vegas Sands Corp.	51,600	$2,187,324
Royal Caribbean Cruises Ltd.	101,390	2,739,558

		$4,926,882
General Merchandise - 1.7%
Target Corp.	237,390	$15,214,325

Health Maintenance Organizations - 0.7%
Aetna, Inc.	139,450	$5,356,274
UnitedHealth Group, Inc.	7,950	431,685

		$5,787,959
Insurance - 3.6%
ACE Ltd.	212,570	$15,672,786
Aflac, Inc.	16,340	754,581
American International Group, Inc. (a)	139,710	4,796,244
Chubb Corp.	39,310	2,904,616
MetLife, Inc.	72,030	2,458,384
Prudential Financial, Inc.	47,230	2,574,507
Validus Holdings Ltd.	76,680	2,569,547

		$31,730,665
Internet - 1.8%
eBay, Inc. (a)	89,380	$4,242,869
Google, Inc., “A” (a)	17,610	12,064,435

		$16,307,304
Leisure & Toys - 0.2%
Activision Blizzard, Inc.	81,030	$952,913
Brunswick Corp.	39,860	944,283

		$1,897,196

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 2.0%
Allison Transmission Holdings, Inc.	54,140	$962,068
Eaton Corp.	84,220	3,766,318
Joy Global, Inc.	67,040	3,578,595
Kennametal, Inc.	125,220	4,613,105
Polypore International, Inc. (a)(l)	46,050	1,492,941
Roper Industries, Inc.	35,630	3,662,408

		$18,075,435
Major Banks - 4.6%
Goldman Sachs Group, Inc.	65,150	$6,887,658
JPMorgan Chase & Co.	513,370	19,066,562
PNC Financial Services Group, Inc.	146,680	9,117,629
State Street Corp.	137,400	5,715,840

		$40,787,689
Medical & Health Technology & Services - 1.2%
AmerisourceBergen Corp.	69,720	$2,685,614
Cerner Corp. (a)	14,230	1,040,782
Express Scripts Holding Co. (a)	80,170	5,020,245
Henry Schein, Inc. (a)	18,520	1,422,521
Quest Diagnostics, Inc.	13,570	820,578

		$10,989,740
Medical Equipment - 2.3%
Cooper Cos., Inc.	53,030	$4,446,566
Covidien PLC	120,810	6,771,401
Sirona Dental Systems, Inc. (a)	22,480	1,194,587
St. Jude Medical, Inc.	125,400	4,735,104
Thermo Fisher Scientific, Inc.	52,990	3,038,977

		$20,186,635
Metals & Mining - 0.4%
Cliffs Natural Resources, Inc.	41,140	$1,474,458
Teck Resources Ltd., “B”	67,132	1,855,111

		$3,329,569
Natural Gas - Distribution - 0.5%
Spectra Energy Corp.	144,920	$4,095,439

Natural Gas - Pipeline - 0.1%
Kinder Morgan, Inc.	31,218	$1,116,662

Network & Telecom - 0.9%
F5 Networks, Inc. (a)	20,380	$1,986,846
Finisar Corp. (a)	136,570	1,876,472

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - continued
Fortinet, Inc. (a)	109,070	$2,891,446
Juniper Networks, Inc. (a)	61,390	1,070,642

		$7,825,406
Oil Services - 1.7%
Cameron International Corp. (a)	90,320	$4,941,407
Dresser-Rand Group, Inc. (a)	54,260	2,746,641
FMC Technologies, Inc. (a)	44,770	2,097,027
Schlumberger Ltd.	51,440	3,723,227
Transocean, Inc.	26,910	1,319,397

		$14,827,699
Other Banks & Diversified Financials - 3.7%
American Express Co.	32,290	$1,882,507
CapitalSource, Inc.	343,140	2,377,960
CIT Group, Inc. (a)	175,140	6,613,286
EuroDekania Ltd. (a)(z)	580,280	849,797
Fifth Third Bancorp	387,990	5,874,169
First Republic Bank	60,670	1,983,302
Visa, Inc., “A”	73,420	9,416,115
Western Union Co.	188,890	3,326,353

		$32,323,489
Pharmaceuticals - 4.8%
Abbott Laboratories	108,750	$7,127,475
Eli Lilly & Co.	49,230	2,210,919
Johnson & Johnson	105,970	7,145,557
Merck & Co., Inc.	198,030	8,525,192
Pfizer, Inc.	668,866	15,959,143
Teva Pharmaceutical Industries Ltd., ADR	37,540	1,485,833

		$42,454,119
Pollution Control - 0.2%
Waste Connections, Inc.	48,840	$1,413,918

Precious Metals & Minerals - 0.3%
Goldcorp, Inc.	67,190	$2,762,181

Printing & Publishing - 0.4%
Moody’s Corp.	86,230	$3,414,708

Railroad & Shipping - 0.8%
Union Pacific Corp.	59,790	$7,260,898

15

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - 3.3%
Atrium European Real Estate Ltd.	353,840	$1,735,734
BioMed Realty Trust, Inc., REIT	303,530	5,624,411
Mid-America Apartment Communities, Inc., REIT	103,160	7,014,880
Public Storage, Inc., REIT	48,860	7,112,062
Tanger Factory Outlet Centers, Inc., REIT	223,530	7,499,432

		$28,986,519
Restaurants - 1.3%
Starbucks Corp.	85,850	$4,259,019
YUM! Brands, Inc.	111,440	7,100,957

		$11,359,976
Specialty Chemicals - 1.0%
Airgas, Inc.	83,203	$6,911,673
Albemarle Corp.	42,500	2,326,025

		$9,237,698
Specialty Stores - 2.8%
American Eagle Outfitters, Inc.	68,550	$1,524,552
Bed Bath & Beyond, Inc. (a)	57,140	3,838,094
Children’s Place Retail Store, Inc. (a)	64,910	3,695,975
PetSmart, Inc.	65,280	4,629,658
rue21, Inc. (a)	107,100	3,032,001
Tiffany & Co.	56,290	3,487,166
Urban Outfitters, Inc. (a)	110,220	4,137,659

		$24,345,105
Telecommunications - Wireless - 0.6%
American Tower Corp., REIT	47,570	$3,348,928
SBA Communications Corp. (a)	31,530	1,884,863

		$5,233,791
Telephone Services - 2.5%
AT&T, Inc.	365,920	$13,407,309
CenturyLink, Inc.	50,968	2,153,908
Verizon Communications, Inc.	145,940	6,266,664

		$21,827,881
Tobacco - 2.4%
Lorillard, Inc.	49,910	$6,264,204
Philip Morris International, Inc.	170,640	15,238,152

		$21,502,356
Trucking - 1.1%
Expeditors International of Washington, Inc.	138,290	$5,062,797

16

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks – continued
Trucking - continued
Swift Transportation Co. (a)	573,690	$4,675,572

		$9,738,369
Utilities - Electric Power - 2.4%
AES Corp. (a)	208,370	$2,373,334
American Electric Power Co., Inc.	77,240	3,320,548
Calpine Corp. (a)	179,940	3,157,947
CMS Energy Corp.	167,407	3,862,079
Edison International	61,320	2,685,203
Great Plains Energy, Inc.	161,460	3,442,327
PG&E Corp.	64,660	2,806,891

		$21,648,329
Total Common Stocks (Identified Cost, $776,169,578)		$865,286,344

Convertible Preferred Stocks - 0.6%
Utilities - Electric Power - 0.6%
PPL Corp., 8.75%	42,560	$2,340,374
PPL Corp., 9.5%	45,860	2,506,249
Total Convertible Preferred Stocks (Identified Cost, $4,496,166)		$4,846,623

	Strike Price	First Exercise

Warrants - 0.0%
Natural Gas - Pipeline - 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (Identified Cost, $89,611) (a)	$40	2/15/12	47,040	$148,176

	Shares/Par
Money Market Funds - 1.4%

MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	12,697,876	$12,697,876

Collateral for Securities Loaned - 0.1%
Navigator Securities Lending Prime Portfolio, 0.27%, at Cost and Net Asset Value (j)	1,084,116	$1,084,116
Total Investments (Identified Cost, $794,537,347)		$884,063,135

Other Assets, Less Liabilities - 0.1%		742,624
Net Assets - 100.0%		$884,805,759

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

17

Portfolio of Investments – continued

(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At August 31, 2012, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	3/08/07-6/25/07	$8,173,430	$849,797
% of Net assets			0.1%

At August 31, 2012, the fund had liquid securities with an aggregate value of $615,320 to cover any commitments for securities sold short and certain derivative transactions.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/12

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $781,839,471)	$871,365,259
Underlying affiliated funds, at cost and value	12,697,876
Total investments, at value including $1,089,831 of securities on loan (identified cost, $794,537,347)	$884,063,135
Receivables for
Investments sold	7,224,768
Fund shares sold	2,884,349
Interest and dividends	1,404,260
Other assets	1,830
Total assets	$895,578,342
Liabilities
Payables for
Investments purchased	$8,351,595
Fund shares reacquired	627,681
Collateral for securities loaned, at value	1,084,116
Payable to affiliates
Investment adviser	30,024
Shareholder servicing costs	452,988
Distribution and service fees	16,577
Payable for independent Trustees’ compensation	107,627
Accrued expenses and other liabilities	101,975
Total liabilities	$10,772,583
Net assets	$884,805,759
Net assets consist of
Paid-in capital	$928,705,726
Unrealized appreciation (depreciation) on investments	89,525,788
Accumulated net realized gain (loss) on investments and foreign currency	(137,564,703)
Undistributed net investment income	4,138,948
Net assets	$884,805,759
Shares of beneficial interest outstanding	45,467,076

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$686,616,418	34,894,007	$19.68
Class B	43,320,411	2,391,630	18.11
Class C	64,257,811	3,574,238	17.98
Class I	20,440,980	997,586	20.49
Class R1	4,097,661	228,269	17.95
Class R2	17,368,550	900,699	19.28
Class R3	46,833,115	2,386,208	19.63
Class R4	1,870,813	94,439	19.81

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $20.88 [100 / 94.25 x $19.68]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF OPERATIONS

Year ended 8/31/12

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$14,716,743
Interest	72,160
Dividends from underlying affiliated funds	11,108
Foreign taxes withheld	(38,742)
Total investment income	$14,761,269
Expenses
Management fee	$5,103,169
Distribution and service fees	2,932,826
Shareholder servicing costs	1,900,647
Administrative services fee	133,796
Independent Trustees’ compensation	26,395
Custodian fee	85,070
Shareholder communications	88,128
Audit and tax fees	51,013
Legal fees	12,396
Interest expense on securities sold short	1,988
Miscellaneous	171,232
Total expenses	$10,506,660
Fees paid indirectly	(57)
Reduction of expenses by investment adviser	(3,175)
Net expenses	$10,503,428
Net investment income	$4,257,841
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$43,816,023
Written options	69,264
Securities sold short	59,836
Foreign currency	(244)
Net realized gain (loss) on investments and foreign currency	$43,944,879
Change in unrealized appreciation (depreciation)
Investments	$69,415,831
Securities sold short	69,040
Net unrealized gain (loss) on investments	$69,484,871
Net realized and unrealized gain (loss) on investments	$113,429,750
Change in net assets from operations	$117,687,591

See Notes to Financial Statements

20

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 8/31
	2012	2011
Change in net assets
From operations
Net investment income	$4,257,841	$4,053,580
Net realized gain (loss) on investments and foreign currency	43,944,879	67,639,329
Net unrealized gain (loss) on investments	69,484,871	60,290,312
Change in net assets from operations	$117,687,591	$131,983,221
Distributions declared to shareholders
From net investment income	$(4,062,237)	$(4,385,037)
Change in net assets from fund share transactions	$(23,975,464)	$(55,302,879)
Total change in net assets	$89,649,890	$72,295,305
Net assets
At beginning of period	795,155,869	722,860,564
At end of period (including undistributed net investment income of $4,138,948 and $3,943,588, respectively)	$884,805,759	$795,155,869

See Notes to Financial Statements

21

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$17.20	$14.62	$13.87	$16.75	$19.83
Income (loss) from investment operations
Net investment income (d)	$0.11	$0.11	$0.10	$0.12	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	2.47	2.58	0.77	(2.92)	(1.71)
Total from investment operations	$2.58	$2.69	$0.87	$(2.80)	$(1.62)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.11)	$(0.12)	$(0.08)	$—
From net realized gain on investments	—	—	—	—	(1.46)
Total distributions declared to shareholders	$(0.10)	$(0.11)	$(0.12)	$(0.08)	$(1.46)
Net asset value, end of period (x)	$19.68	$17.20	$14.62	$13.87	$16.75
Total return (%) (r)(s)(t)(x)	15.10	18.39	6.27	(16.55)	(8.94)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	1.18	1.24	1.36	1.24
Expenses after expense reductions (f)	1.15	1.18	1.23	1.21	1.21
Net investment income	0.61	0.60	0.68	1.03	0.52
Portfolio turnover	65	66	77	109	86
Net assets at end of period (000 omitted)	$686,616	$612,504	$547,296	$559,572	$650,476
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.15	1.17	1.22	1.21	N/A

See Notes to Financial Statements

22

Financial Highlights – continued

Class B	Years ended 8/31
	2012	2011	2010		2009	2008
Net asset value, beginning of period	$15.86	$13.50	$12.80		$15.45	$18.52
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.02)	$(0.01)		$0.05	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	2.27	2.38	0.71		(2.70)	(1.59)
Total from investment operations	$2.25	$2.36	$0.70		$(2.65)	$(1.61)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.00	)(w)	$—	$—
From net realized gain on investments	—	—	—		—	(1.46)
Total distributions declared to shareholders	$—	$—	$(0.00	)(w)	$—	$(1.46)
Net asset value, end of period (x)	$18.11	$15.86	$13.50		$12.80	$15.45
Total return (%) (r)(s)(t)(x)	14.19	17.48	5.49		(17.15)	(9.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91	1.93	1.99		2.07	1.88
Expenses after expense reductions (f)	1.90	1.93	1.98		1.90	1.86
Net investment income (loss)	(0.14)	(0.15)	(0.06)		0.42	(0.14)
Portfolio turnover	65	66	77		109	86
Net assets at end of period (000 omitted)	$43,320	$49,181	$55,327		$79,608	$162,122
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.90	1.92	1.97		1.90	N/A

See Notes to Financial Statements

23

Financial Highlights – continued

Class C	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$15.74	$13.39	$12.75	$15.38	$18.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.02)	$(0.01)	$0.04	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	2.26	2.37	0.70	(2.67)	(1.58)
Total from investment operations	$2.24	$2.35	$0.69	$(2.63)	$(1.60)
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.05)	$—	$—
From net realized gain on investments	—	—	—	—	(1.46)
Total distributions declared to shareholders	$—	$—	$(0.05)	$—	$(1.46)
Net asset value, end of period (x)	$17.98	$15.74	$13.39	$12.75	$15.38
Total return (%) (r)(s)(t)(x)	14.23	17.55	5.40	(17.10)	(9.54)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	1.93	1.99	2.06	1.89
Expenses after expense reductions (f)	1.90	1.93	1.98	1.91	1.86
Net investment income (loss)	(0.14)	(0.15)	(0.07)	0.34	(0.14)
Portfolio turnover	65	66	77	109	86
Net assets at end of period (000 omitted)	$64,258	$62,249	$59,265	$63,993	$79,213
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.90	1.92	1.97	1.91	N/A

See Notes to Financial Statements

24

Financial Highlights – continued

Class I	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$17.91	$15.21	$14.43	$17.47	$20.54
Income (loss) from investment operations
Net investment income (d)	$0.16	$0.15	$0.15	$0.17	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	2.57	2.70	0.79	(3.06)	(1.78)
Total from investment operations	$2.73	$2.85	$0.94	$(2.89)	$(1.61)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.15)	$(0.16)	$(0.15)	$—
From net realized gain on investments	—	—	—	—	(1.46)
Total distributions declared to shareholders	$(0.15)	$(0.15)	$(0.16)	$(0.15)	$(1.46)
Net asset value, end of period (x)	$20.49	$17.91	$15.21	$14.43	$17.47
Total return (%) (r)(s)(x)	15.36	18.73	6.47	(16.29)	(8.56)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	0.93	0.99	1.06	0.89
Expenses after expense reductions (f)	0.90	0.93	0.98	0.91	0.86
Net investment income	0.86	0.83	0.93	1.32	0.88
Portfolio turnover	65	66	77	109	86
Net assets at end of period (000 omitted)	$20,441	$17,250	$16,291	$15,766	$17,269
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.90	0.92	0.97	0.91	N/A

See Notes to Financial Statements

25

Financial Highlights – continued

Class R1	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$15.72	$13.38	$12.75	$15.39	$18.45
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.02)	$(0.01)	$0.04	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	2.25	2.37	0.70	(2.68)	(1.57)
Total from investment operations	$2.23	$2.35	$0.69	$(2.64)	$(1.60)
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$(0.06)	$—	$—
From net realized gain on investments	—	—	—	—	(1.46)
Total distributions declared to shareholders	$—	$(0.01)	$(0.06)	$—	$(1.46)
Net asset value, end of period (x)	$17.95	$15.72	$13.38	$12.75	$15.39
Total return (%) (r)(s)(x)	14.19	17.56	5.43	(17.15)	(9.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	1.93	1.99	2.06	1.95
Expenses after expense reductions (f)	1.90	1.93	1.98	1.91	1.91
Net investment income (loss)	(0.14)	(0.15)	(0.07)	0.32	(0.18)
Portfolio turnover	65	66	77	109	86
Net assets at end of period (000 omitted)	$4,098	$3,904	$3,688	$3,735	$3,663
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.90	1.92	1.97	1.91	N/A

See Notes to Financial Statements

26

Financial Highlights – continued

Class R2	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$16.86	$14.33	$13.62	$16.45	$19.53
Income (loss) from investment operations
Net investment income (d)	$0.06	$0.06	$0.06	$0.10	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	2.42	2.54	0.75	(2.87)	(1.68)
Total from investment operations	$2.48	$2.60	$0.81	$(2.77)	$(1.62)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.07)	$(0.10)	$(0.06)	$—
From net realized gain on investments	—	—	—	—	(1.46)
Total distributions declared to shareholders	$(0.06)	$(0.07)	$(0.10)	$(0.06)	$(1.46)
Net asset value, end of period (x)	$19.28	$16.86	$14.33	$13.62	$16.45
Total return (%) (r)(s)(x)	14.74	18.14	5.97	(16.71)	(9.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	1.43	1.49	1.56	1.45
Expenses after expense reductions (f)	1.40	1.43	1.48	1.41	1.41
Net investment income	0.36	0.35	0.43	0.82	0.34
Portfolio turnover	65	66	77	109	86
Net assets at end of period (000 omitted)	$17,369	$16,424	$14,013	$15,483	$16,539
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.40	1.42	1.47	1.41	N/A

See Notes to Financial Statements

27

Financial Highlights – continued

Class R3	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$17.16	$14.59	$13.85	$16.73	$19.80
Income (loss) from investment operations
Net investment income (d)	$0.11	$0.11	$0.10	$0.13	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.47	2.57	0.77	(2.91)	(1.71)
Total from investment operations	$2.58	$2.68	$0.87	$(2.78)	$(1.61)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.11)	$(0.13)	$(0.10)	$—
From net realized gain on investments	—	—	—	—	(1.46)
Total distributions declared to shareholders	$(0.11)	$(0.11)	$(0.13)	$(0.10)	$(1.46)
Net asset value, end of period (x)	$19.63	$17.16	$14.59	$13.85	$16.73
Total return (%) (r)(s)(x)	15.12	18.38	6.25	(16.48)	(8.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	1.18	1.24	1.32	1.19
Expenses after expense reductions (f)	1.15	1.18	1.23	1.16	1.17
Net investment income	0.61	0.60	0.68	1.07	0.57
Portfolio turnover	65	66	77	109	86
Net assets at end of period (000 omitted)	$46,833	$32,277	$26,573	$25,741	$28,185
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.15	1.17	1.22	1.16	N/A

See Notes to Financial Statements

28

Financial Highlights – continued

Class R4	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$17.32	$14.72	$13.98	$16.92	$19.96
Income (loss) from investment operations
Net investment income (d)	$0.16	$0.13	$0.14	$0.10	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	2.48	2.62	0.76	(2.90)	(1.73)
Total from investment operations	$2.64	$2.75	$0.90	$(2.80)	$(1.58)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.15)	$(0.16)	$(0.14)	$—
From net realized gain on investments	—	—	—	—	(1.46)
Total distributions declared to shareholders	$(0.15)	$(0.15)	$(0.16)	$(0.14)	$(1.46)
Net asset value, end of period (x)	$19.81	$17.32	$14.72	$13.98	$16.92
Total return (%) (r)(s)(x)	15.36	18.68	6.40	(16.28)	(8.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	0.92	0.98	0.96	0.92
Expenses after expense reductions (f)	0.90	0.92	0.97	0.95	0.90
Net investment income	0.86	0.75	0.92	0.75	0.83
Portfolio turnover	65	66	77	109	86
Net assets at end of period (000 omitted)	$1,871	$1,367	$408	$1,633	$60
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.90	0.91	0.97	0.95	N/A

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the year ended August 31, 2009 would have been lower by approximately 2.41%, 2.40%, 2.42%, 2.40%, 2.40%, 2.36%, 2.40% and 2.40%, respectively.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

29

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Core Equity Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an

30

Notes to Financial Statements – continued

exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the

31

Notes to Financial Statements – continued

significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$850,000,523	$—	$—	$850,000,523
Israel	8,270,052	—	—	8,270,052
Canada	4,617,292	—	—	4,617,292
Netherlands	3,435,720	—	—	3,435,720
Austria	1,735,734	—	—	1,735,734
Brazil	1,372,025	—	—	1,372,025
United Kingdom	—	—	849,797	849,797
Mutual Funds	13,781,992	—	—	13,781,992
Total Investments	$883,213,338	$—	$849,797	$884,063,135

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/11	$1,439,082
Change in unrealized appreciation (depreciation)	(589,285)
Balance as of 8/31/12	$849,797

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at August 31, 2012 is $(589,285).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund

32

Notes to Financial Statements – continued

uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. At August 31, 2012, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended August 31, 2012 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$45,531	$69,264

There is no change in unrealized gain (loss) from derivative transactions at period end.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on

33

Notes to Financial Statements – continued

securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Written Options

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	1,060	150,686
Options closed	(116)	(59,038)
Options expired	(944)	(91,648)
Outstanding, end of period	—	$—

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference

34

Notes to Financial Statements – continued

between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the year ended August 31, 2012, this expense amounted to $1,988. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At August 31, 2012, the fund had no short sales outstanding.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,

35

Notes to Financial Statements – continued

the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended August 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

36

Notes to Financial Statements – continued

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	8/31/12	8/31/11
Ordinary income (including any short-term capital gains)	$4,062,237	$4,385,037

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/12
Cost of investments	$795,022,570
Gross appreciation	136,330,815
Gross depreciation	(47,290,250)
Net unrealized appreciation (depreciation)	$89,040,565
Undistributed ordinary income	4,248,421
Capital loss carryforwards	(136,867,721)
Other temporary differences	(321,232)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
8/31/16	$(38,715,457)
8/31/18	(98,152,264)
Total	$(136,867,721)

The availability of a portion of the capital loss carryforwards, which were acquired on July 24th, 2009 in connection with the acquisition of the MFS New Endeavor Fund, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

37

Notes to Financial Statements – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Year ended 8/31/12	Year ended 8/31/11
Class A	$3,629,814	$3,993,456
Class I	144,617	109,026
Class R1	—	2,507
Class R2	53,991	68,041
Class R3	219,844	207,933
Class R4	13,971	4,074
Total	$4,062,237	$4,385,037

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.65%
Average daily net assets in excess of $500 million	0.55%

The management fee incurred for the year ended August 31, 2012 was equivalent to an annual effective rate of 0.61% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.26%	2.01%	2.01%	1.01%	2.01%	1.51%	1.26%	1.01%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2013. For the year ended August 31, 2012, the fund’s actual expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $354,124 for the year ended August 31, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and

38

Notes to Financial Statements – continued

another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,621,335
Class B	0.75%	0.25%	1.00%	1.00%	456,281
Class C	0.75%	0.25%	1.00%	1.00%	632,137
Class R1	0.75%	0.25%	1.00%	1.00%	40,813
Class R2	0.25%	0.25%	0.50%	0.50%	86,387
Class R3	—	0.25%	0.25%	0.25%	95,873
Total Distribution and Service Fees					$2,932,826

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2012, were as follows:

Amount
Class A	$2,606
Class B	39,944
Class C	3,783

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended August 31, 2012, the fee was $764,858, which equated to 0.0913% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended August 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,135,789.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee

39

Notes to Financial Statements – continued

based on average daily net assets. The administrative services fee incurred for the year ended August 31, 2012 was equivalent to an annual effective rate of 0.0160% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $3,099 and the Retirement Deferral plan resulted in an expense of $3,591. Both amounts are included in independent Trustees’ compensation for the year ended August 31, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $107,346 at August 31, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended August 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $7,333 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,175, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital

40

Notes to Financial Statements – continued

and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $536,043,273 and $565,376,032, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 8/31/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,098,731	$112,010,702	4,886,814	$87,065,132
Class B	365,332	6,162,175	381,981	6,270,879
Class C	273,865	4,562,737	331,436	5,405,042
Class I	219,369	4,167,067	428,166	7,774,904
Class R1	44,008	723,302	62,283	1,005,894
Class R2	271,987	4,901,210	295,251	5,204,536
Class R3	700,462	12,884,565	279,757	4,940,411
Class R4	69,234	1,292,761	68,795	1,295,008
	8,042,988	$146,704,519	6,734,483	$118,961,806

Shares issued to shareholders in reinvestment of distributions
Class A	191,573	$3,293,135	208,104	$3,596,038
Class I	6,214	110,986	5,580	100,211
Class R1	—	—	158	2,507
Class R2	2,968	50,059	3,668	62,246
Class R3	12,826	219,844	12,054	207,933
Class R4	709	12,243	235	4,074
	214,290	$3,686,267	229,799	$3,973,009

Shares reacquired
Class A	(7,005,794)	$(129,393,313)	(6,918,023)	$(122,403,344)
Class B	(1,074,996)	(18,090,170)	(1,380,083)	(22,465,178)
Class C	(654,543)	(11,047,038)	(801,075)	(12,922,008)
Class I	(191,258)	(3,650,463)	(541,304)	(9,296,042)
Class R1	(64,177)	(1,096,038)	(89,561)	(1,472,688)
Class R2	(348,657)	(6,285,007)	(302,300)	(5,273,008)
Class R3	(207,778)	(3,754,987)	(232,254)	(4,077,179)
Class R4	(54,459)	(1,049,234)	(17,827)	(328,247)
	(9,601,662)	$(174,366,250)	(10,282,427)	$(178,237,694)

41

Notes to Financial Statements – continued

	Year ended 8/31/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Net change
Class A	(715,490)	$(14,089,476)	(1,823,105)	$(31,742,174)
Class B	(709,664)	(11,927,995)	(998,102)	(16,194,299)
Class C	(380,678)	(6,484,301)	(469,639)	(7,516,966)
Class I	34,325	627,590	(107,558)	(1,420,927)
Class R1	(20,169)	(372,736)	(27,120)	(464,287)
Class R2	(73,702)	(1,333,738)	(3,381)	(6,226)
Class R3	505,510	9,349,422	59,557	1,071,165
Class R4	15,484	255,770	51,203	970,835
	(1,344,384)	$(23,975,464)	(3,318,145)	$(55,302,879)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended August 31, 2012, the fund’s commitment fee and interest expense were $5,840 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/ Par Amount
MFS Institutional Money Market Portfolio	8,313,349	150,286,266	(145,901,739)	12,697,876

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,108	$12,697,876

42

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust I and Shareholders of

MFS Core Equity Fund:

We have audited the accompanying statement of assets and liabilities of MFS Core Equity Fund (the Fund) (one of the portfolios comprising MFS Series Trust I), including the portfolio of investments, as of August 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Core Equity Fund at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

October 17, 2012

43

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2012, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 48)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 70)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until 2007)	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)
Robert E. Butler (age 70)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 57)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)
Michael Hegarty (age 67)	Trustee	December 2004	Private investor	N/A
John P. Kavanaugh (age 57)	Trustee	January 2009	Private investor	N/A

44

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A
Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 71)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
John M. Corcoran (k) (age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A
Christopher R. Bohane (k) (age 38)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kino Clark (k) (age 44)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Asset Management, Director and Senior Counsel (until 2012)	N/A

45

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Ethan D. Corey (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008);	N/A
Brian E. Langenfeld (k) (age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan S. Newton (k) (age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 41)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kasey L. Phillips (k) (age 41)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

46

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Mark N. Polebaum (k) (age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 52)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2012, the Trustees served as board members of 131 funds within the MFS Family of Funds.

47

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 500 Boylston Street Boston, MA 02116-3741	State Street Bank and Trust 1 Lincoln Street Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 500 Boylston Street Boston, MA 02116-3741	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Portfolio Manager
Joseph MacDougall

48

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management

49

Board Review of Investment Advisory Agreement – continued

and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year),

50

Board Review of Investment Advisory Agreement – continued

the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $500 million. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

51

Board Review of Investment Advisory Agreement – continued

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

52

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2012 income tax forms in January 2013. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

For corporate shareholders, 100% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

53

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

54

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

55

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

August 31, 2012

MFS® NEW DISCOVERY FUND

NDF-ANN

MFS® NEW DISCOVERY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets continue to face a number of major economic and political challenges. While the European debt crisis has deepened and spread, there appears to be scope for improvement given the European Central Bank’s willingness to backstop troubled sovereigns. Economic activity in China, until recently the world’s growth engine, appears to be bottoming. Even the relatively strong and stable US economy has been affected by uncertainty over the presidential election and the threat of a “fiscal cliff” at year- end. At the same time, global consumer and producer confidence has fallen sharply. And a search for safe havens by nervous investors has driven down yields on highly rated government bonds, including those issued by Germany and the United States, to multi-decade lows.

But there is also good news: Global economic data have modestly improved, performing slightly better than expected. However, the improvement is too short-lived to be called a trend. Equity markets have been largely range bound since the

Fed extended its quantitative easing program, leaving little expectation that the bank will add further money to the system. It is hard to know how much of the recent gain in financial markets has been the result of actual economic improvements versus expectations that renewed central bank action will soon lead to an economic rebound.

Through all this uncertainty, managing risk remains a top priority for investors and their advisors. At MFS®, our emphasis on global research is designed to keep our investment process functioning smoothly at all times. Close collaboration among colleagues around the world is vital in periods of uncertainty and heightened volatility. We share ideas and evaluate opportunities across continents and across all investment disciplines and types of investments. We employ this uniquely collaborative approach to build better insights — and better results — for our clients.

Like our investors, we are mindful of the many economic challenges we face at the local, national and international levels. In times like these, it is more important than ever to maintain a long-term view, adhere to time-tested investing principles such as asset allocation and diversification and work closely with investment advisors to research and identify the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

October 17, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Cabot Oil & Gas Corp.	2.3%
Conceptus, Inc.	2.1%
Range Resources Corp.	2.0%
Brookdale Senior Living, Inc.	1.9%
Atwood Oceanics, Inc.	1.8%
HomeAway, Inc.	1.7%
Swift Transportation Co.	1.5%
Joy Global, Inc.	1.5%
Five Below, Inc.	1.5%
NVR, Inc.	1.5%

Equity sectors
Technology	20.9%
Health Care	19.9%
Industrial Goods & Services	12.8%
Energy	11.7%
Retailing	8.8%
Special Products & Services	5.6%
Autos & Housing	5.0%
Transportation	4.4%
Leisure	3.7%
Basic Materials	3.7%
Consumer Staples	1.7%
Financial Services	1.4%

Percentages are based on net assets as of 8/31/12.

The portfolio is actively managed and current holdings may be different.

2

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended August 31, 2012, Class A shares of the MFS New Discovery Fund (the “fund”) provided a total return of 9.88%, at net asset value. This compares with a return of 12.72% for the fund’s benchmark, the Russell 2000 Growth Index.

Market Environment

At the beginning of the reporting period, markets were roiled by several global concerns. These included prospects of U.S. sovereign debt default and the long-term public debt profile, the path of eurozone integration and the scope of its bailout facilities, the likelihood of a Chinese hard landing, and the global supply chain disruption resulting from the Japanese earthquake. Amidst this turmoil, global equity markets declined sharply and credit spreads widened. At the same time, global consumer and producer sentiment indicators fell precipitously, while highly-rated sovereign bond yields hit multi-decade lows.

During the middle of the period, however, additional liquidity from the U.S. Federal Reserve (in the form of “Operation Twist”) and the European Central Bank (in the form of 3-year, Long Term Refinancing Operations, or LTROs), coupled with healthier global macroeconomic conditions, led by moderate but sustained U.S. growth, ushered in improved market dynamics.

Towards the end of the period, though, market trends were more mixed. Worsening conditions were driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. However, broad market sentiment remained relatively resilient, as equity markets generally maintained gains and credit spreads did not indicate deterioration.

Detractors from Performance

Stock selection in the health care sector was a primary negative factor for performance relative to the fund’s benchmark, the Russell 2000 Growth Index. There were no individual stocks within this sector that significantly detracted from relative returns.

Stock selection in the special products & services, consumer staples, and basic materials sectors also held back relative results during the period. In the special products & services sector, holdings of online vacation rental marketplace HomeAway hampered relative performance. Shares of the company declined early in the period due to headwinds from Europe and increased capital investment which weighed on margin expansion. In the consumer staples sector, the fund’s holdings of specialty coffee producer Green Mountain Coffee Roasters (b) negatively impacted relative returns. The company’s share price declined during the period after reporting lower-than-expected sales growth. In the basic materials sector, the fund’s holdings of diversified mining company Molycorp (b)(h) weighed on relative results. Shares of Molycorp traded lower during the period as rare earth oxide (REO) prices declined more than expected, forcing the company to raise additional capital.

Stock selection in the financial services and leisure sectors also hampered relative results. There were no individual stocks within the financial services sector that were among the fund’s top relative detractors for the period. Within the leisure sector, the fund’s holdings of South American McDonald’s franchisee, Arcos Dorados Holdings (b) (Brazil), had a negative impact on relative returns.

3

Management Review – continued

Stocks in other sectors that detracted from relative performance included filtration and separation systems manufacturer Polypore International (b), network and telecommunications company Calix, session delivery network solutions provider Acme Packet (b)(h), service revenue management solutions provider ServiceSource International, oil and gas exploration and production company Exco Resources (b)(h), and mining equipment manufacturer Joy Global (b).

During the reporting period, the fund’s relative currency exposure, resulting primarily from differences between the portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, was a detractor from relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our portfolios to have different currency exposure than the benchmark.

Contributors to Performance

Stock selection in the energy, autos & housing, and transportation sectors benefited relative performance. There were no individual stocks within the energy sector that significantly contributed to relative results. In the autos & housing sector, holdings of homebuilder PulteGroup (b)(h) supported relative returns as the stock performed well during the period due to the recovering housing market. In the transportation sector, holdings of airline company Spirit Airlines supported relative performance. This security was not a benchmark constituent for most of the reporting period. Shares of the regional airline performed well as the company focused on increasing capacity while maintaining its low ticket costs compared with the rest of the industry.

Elsewhere, holdings of strong-performing storage management software developer SolarWinds benefited relative performance. Shares of SolarWinds rose throughout the period as the company exhibited strong license growth while maintaining solid operating margins. Holdings of cloud-based business execution software provider SuccessFactors (h), equipment rental operator United Rentals, on-demand communications lifecycle management software provider Tangoe (h), permanent birth control device maker Conceptus, fiber lasers and amplifiers manufacturer IPG Photonics (b), 3-D printer and rapid prototyping equipment maker Stratasys, and semiconductor manufacturer Monolithic Power Systems, all performed well during the period, aiding relative returns.

Respectfully,

Thomas Wetherald

Portfolio Manager

(b)	Security is not a benchmark constituent.

(h)	Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

4

PERFORMANCE SUMMARY THROUGH 8/31/12

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

5

Performance Summary – continued

Total Returns through 8/31/12

Average annual without sales charge

Share Class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	1/02/97	9.88%	5.90%	8.57%	N/A
B	11/03/97	9.08%	5.13%	7.83%	N/A
C	11/03/97	9.01%	5.13%	7.82%	N/A
I	1/02/97	10.11%	6.19%	8.91%	N/A
R1	4/01/05	9.00%	5.12%	N/A	7.54%
R2	10/31/03	9.58%	5.65%	N/A	6.42%
R3	4/01/05	9.84%	5.91%	N/A	8.34%
R4	4/01/05	10.08%	6.18%	N/A	8.63%
R5	6/01/12	N/A	N/A	N/A	8.87%
529A	7/31/02	9.80%	5.79%	8.38%	N/A
529B	7/31/02	8.99%	5.02%	7.64%	N/A
529C	7/31/02	8.98%	5.02%	7.63%	N/A
Comparative benchmark
Russell 2000 Growth Index (f)		12.72%	2.94%	9.40%	N/A
Average annual with sales charge
A With Initial Sales Charge (5.75%)		3.57%	4.65%	7.93%	N/A
B With CDSC (Declining over six years from 4% to 0%) (x)		5.61%	4.83%	7.83%	N/A
C With CDSC (1% for 12 months) (x)		8.15%	5.13%	7.82%	N/A
529A With Initial Sales Charge (5.75%)		3.48%	4.54%	7.74%	N/A
529B With CDSC (Declining over six years from 4% to 0%) (x)		5.55%	4.72%	7.64%	N/A
529C With CDSC (1% for 12 months) (x)		8.12%	5.02%	7.63%	N/A

Class I, R1, R2, R3, R4, and R5 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

6

Performance Summary – continued

Benchmark Definition

Russell 2000 Growth Index – constructed to provide a comprehensive barometer for growth securities in the small-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

7

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

March 1, 2012 through August 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/12	Ending Account Value 8/31/12	Expenses Paid During Period (p) 3/01/12-8/31/12
A	Actual	1.36%	$1,000.00	$1,011.03	$6.87
	Hypothetical (h)	1.36%	$1,000.00	$1,018.30	$6.90
B	Actual	2.11%	$1,000.00	$1,007.30	$10.65
	Hypothetical (h)	2.11%	$1,000.00	$1,014.53	$10.68
C	Actual	2.11%	$1,000.00	$1,007.29	$10.65
	Hypothetical (h)	2.11%	$1,000.00	$1,014.53	$10.68
I	Actual	1.12%	$1,000.00	$1,012.25	$5.67
	Hypothetical (h)	1.12%	$1,000.00	$1,019.51	$5.69
R1	Actual	2.11%	$1,000.00	$1,007.34	$10.65
	Hypothetical (h)	2.11%	$1,000.00	$1,014.53	$10.68
R2	Actual	1.61%	$1,000.00	$1,009.83	$8.13
	Hypothetical (h)	1.61%	$1,000.00	$1,017.04	$8.16
R3	Actual	1.36%	$1,000.00	$1,011.04	$6.87
	Hypothetical (h)	1.36%	$1,000.00	$1,018.30	$6.90
R4	Actual	1.11%	$1,000.00	$1,012.24	$5.61
	Hypothetical (h)	1.11%	$1,000.00	$1,019.56	$5.63
R5	Actual	1.05%	$1,000.00	$1,088.70	$2.76	(i)
	Hypothetical (h)	1.05%	$1,000.00	$1,019.86	$5.33
529A	Actual	1.41%	$1,000.00	$1,011.29	$7.13
	Hypothetical (h)	1.41%	$1,000.00	$1,018.05	$7.15
529B	Actual	2.16%	$1,000.00	$1,006.90	$10.90
	Hypothetical (h)	2.16%	$1,000.00	$1,014.28	$10.94
529C	Actual	2.16%	$1,000.00	$1,006.90	$10.90
	Hypothetical (h)	2.16%	$1,000.00	$1,014.28	$10.94

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

9

PORTFOLIO OF INVESTMENTS

8/31/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.6%
Issuer	Shares/Par	Value ($)

Aerospace - 0.5%
Kaman Corp.	192,921	$6,327,809

Airlines - 0.5%
Spirit Airlines, Inc. (a)	310,119	$6,062,826

Apparel Manufacturers - 0.7%
Guess?, Inc.	321,040	$8,366,302

Automotive - 0.5%
Delphi Automotive PLC (a)	199,600	$6,045,884

Biotechnology - 1.2%
Anacor Pharmaceuticals, Inc. (a)	678,989	$4,175,782
Hyperion Therapeutics, Inc. (a)	111,708	1,152,827
ViroPharma, Inc. (a)	346,370	9,213,442

		$14,542,051
Business Services - 3.4%
Constant Contact, Inc. (a)	884,165	$17,285,426
FleetCor Technologies, Inc. (a)	360,660	15,573,299
Performant Financial Corp. (a)	922,080	10,004,568

		$42,863,293
Computer Software - 5.9%
ANSYS, Inc. (a)	240,110	$16,735,667
Check Point Software Technologies Ltd. (a)	202,516	9,333,962
CommVault Systems, Inc. (a)	287,900	14,515,918
Nuance Communications, Inc. (a)	680,937	16,240,347
SolarWinds, Inc. (a)	316,051	17,344,879

		$74,170,773
Computer Software - Systems - 6.9%
E2open, Inc. (a)	236,170	$3,013,529
Ellie Mae, Inc. (a)	109,480	2,821,300
Exa Corp. (a)	520,660	5,435,690
ExactTarget, Inc. (a)	144,300	3,054,831
Fusion-io, Inc. (a)	289,661	8,116,301
Guidewire Software, Inc. (a)	358,510	10,235,461
National Instruments Corp.	427,810	11,020,386
PROS Holdings, Inc. (a)	410,730	7,097,414
Qlik Technologies, Inc. (a)	485,055	10,258,913
SciQuest, Inc. (a)	1,035,584	17,449,590
ServiceSource International, Inc. (a)	771,189	7,141,210

		$85,644,625

10

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 4.5%
Beacon Roofing Supply, Inc. (a)	371,638	$10,457,893
Eagle Materials, Inc.	383,679	16,363,909
NVR, Inc. (a)	22,569	18,691,194
Owens Corning (a)	301,730	10,065,713

		$55,578,709
Consumer Products - 0.5%
L’Occitane International S.A.	2,282,750	$5,827,584

Consumer Services - 2.2%
HomeAway, Inc. (a)	918,447	$21,730,456
MakeMyTrip Ltd. (a)	416,973	5,958,544

		$27,689,000
Electrical Equipment - 2.6%
MSC Industrial Direct Co., Inc., “A”	241,308	$16,722,644
Sensata Technologies Holding B.V. (a)	524,777	15,759,053

		$32,481,697
Electronics - 5.8%
CEVA, Inc. (a)	734,588	$11,841,559
Entegris, Inc. (a)	767,264	6,744,251
Monolithic Power Systems, Inc. (a)	786,912	16,965,823
Stratasys, Inc. (a)	36,234	2,342,890
Ultratech, Inc. (a)	456,643	15,060,086
Universal Display Corp. (a)	75,497	3,047,814
Veeco Instruments, Inc. (a)	463,147	15,885,942

		$71,888,365
Energy - Independent - 7.0%
Approach Resources, Inc. (a)	338,030	$9,714,982
Cabot Oil & Gas Corp.	685,748	28,396,825
Celtic Exploration Ltd. (a)	504,472	8,464,587
Midstates Petroleum Co., Inc. (a)	883,800	7,202,970
Pinecrest Energy, Inc. (a)	4,564,901	8,613,458
Range Resources Corp.	382,414	24,929,569

		$87,322,391
Entertainment - 1.2%
Six Flags Entertainment Corp.	283,710	$15,669,303

Food & Beverages - 1.2%
Green Mountain Coffee Roasters, Inc. (a)	622,605	$15,135,528

11

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - 1.5%
Five Below, Inc. (a)	582,930	$18,735,370

Internet - 0.5%
Millennial Media, Inc. (a)	586,410	$6,761,307

Machinery & Tools - 9.7%
Allison Transmission Holdings, Inc.	812,190	$14,432,616
Douglas Dynamics, Inc.	216,146	3,030,367
Graco, Inc.	125,830	6,216,002
IPG Photonics Corp. (a)	278,309	17,113,220
Joy Global, Inc.	355,206	18,960,896
Kennametal, Inc.	424,050	15,622,002
Polypore International, Inc. (a)(l)	489,423	15,867,094
Proto Labs, Inc. (a)(l)	82,550	2,597,023
United Rentals, Inc. (a)	429,475	13,876,337
WABCO Holdings, Inc. (a)	224,697	13,194,208

		$120,909,765
Medical & Health Technology & Services - 7.1%
Advisory Board Co. (a)	382,446	$16,953,831
Air Methods Corp. (a)	82,445	9,608,140
Brookdale Senior Living, Inc. (a)	1,078,610	23,438,195
Cerner Corp. (a)	115,398	8,440,210
Healthcare Services Group, Inc.	713,363	15,101,895
HMS Holdings Corp. (a)	246,620	8,498,525
IDEXX Laboratories, Inc. (a)	66,800	6,350,008

		$88,390,804
Medical Equipment - 11.6%
Align Technology, Inc. (a)	276,024	$9,371,015
Cepheid, Inc. (a)	361,950	13,659,993
Conceptus, Inc. (a)	1,362,775	25,906,353
DexCom, Inc. (a)	380,624	5,062,299
Endologix, Inc. (a)	997,724	11,942,756
EnteroMedics, Inc. (a)	1,238,820	4,558,858
Globus Medical, Inc., “A” (a)	573,997	9,138,032
Masimo Corp. (a)	556,402	12,285,356
Novadaq Technologies, Inc. (a)	192,870	1,533,317
NxStage Medical, Inc. (a)	902,004	11,500,551
Uroplasty, Inc. (a)(h)	1,389,553	5,530,421
Varian Medical Systems, Inc. (a)	168,060	9,880,247
Vocera Communications, Inc. (a)	428,709	12,072,445
Volcano Corp. (a)	444,262	12,563,729

		$145,005,372

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 2.5%
Globe Specialty Metals, Inc.	1,161,638	$16,948,298
Iluka Resources Ltd.	1,494,037	14,200,787

		$31,149,085
Network & Telecom - 1.8%
Calix, Inc. (a)	1,129,174	$5,995,914
Fortinet, Inc. (a)	633,010	16,781,095

		$22,777,009
Oil Services - 4.7%
Atwood Oceanics, Inc. (a)	479,859	$22,207,875
Core Laboratories N.V.	51,780	6,326,998
Dresser-Rand Group, Inc. (a)	363,334	18,391,967
Helmerich & Payne, Inc.	263,600	12,030,704

		$58,957,544
Other Banks & Diversified Financials - 1.4%
Air Lease Corp. (a)	438,856	$9,049,211
First Republic Bank	259,080	8,469,325

		$17,518,536
Precious Metals & Minerals - 0.3%
Colossus Minerals, Inc. (a)	819,215	$3,656,653

Railroad & Shipping - 1.2%
Diana Shipping, Inc. (a)	2,252,618	$14,889,805

Restaurants - 2.5%
Arcos Dorados Holdings, Inc.	1,165,060	$15,390,443
BJ’s Restaurants, Inc. (a)	77,880	3,196,974
Chuy’s Holdings, Inc. (a)	584,550	12,053,421

		$30,640,838
Specialty Chemicals - 0.9%
Ecosynthetix, Inc. (a)(z)	344,420	$1,362,656
Rockwood Holdings, Inc.	209,960	9,939,506

		$11,302,162
Specialty Stores - 6.6%
Citi Trends, Inc. (a)(h)	1,075,873	$12,496,265
Ethan Allen Interiors, Inc.	669,694	14,786,844
Francesca’s Holdings Corp. (a)	239,800	8,472,134
Monro Muffler Brake, Inc.	449,423	15,212,969
Tiffany & Co.	175,820	10,892,049
Tile Shop Holdings, Inc. (a)	432,260	5,424,863
Urban Outfitters, Inc. (a)	389,038	14,604,487

		$81,889,611

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Trucking - 2.7%
Atlas Air Worldwide Holdings, Inc. (a)	285,706	$14,713,862
Swift Transportation Co. (a)	2,330,400	18,992,760

		$33,706,622
Total Common Stocks (Identified Cost, $1,138,844,192)		$1,241,906,623

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	1,725,717	$1,725,717

Collateral for Securities Loaned - 0.2%
Navigator Securities Lending Prime Portfolio, 0.27%, at Cost and Net Asset Value (j)	1,840,833	$1,840,833
Total Investments (Identified Cost, $1,142,410,742)		$1,245,473,173

Other Assets, Less Liabilities - 0.1%		1,584,861
Net Assets - 100.0%		$1,247,058,034

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ecosynthetix, Inc.	7/28/11	$3,257,611	$1,362,656
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/12

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,107,091,164)	$1,225,720,770
Underlying affiliated funds, at cost and value	1,725,717
Other affiliated issuers, at value (identified cost, $33,593,861)	18,026,686
Total investments, at value, including $1,838,843 of securities on loan (identified cost, $1,142,410,742)	$1,245,473,173
Receivables for
Investments sold	12,601,158
Fund shares sold	2,532,491
Interest and dividends	646,237
Other assets	2,879
Total assets	$1,261,255,938
Liabilities
Payables for
Investments purchased	$10,003,641
Fund shares reacquired	1,587,732
Collateral for securities loaned, at value	1,840,833
Payable to affiliates
Investment adviser	60,712
Shareholder servicing costs	503,504
Distribution and service fees	16,125
Program manager fees	12
Payable for independent Trustees’ compensation	5,799
Accrued expenses and other liabilities	179,546
Total liabilities	$14,197,904
Net assets	$1,247,058,034
Net assets consist of
Paid-in capital	$1,256,333,118
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	103,062,431
Accumulated distributions in excess of net realized gain on investments and foreign currency	(105,230,738)
Accumulated net investment loss	(7,106,777)
Net assets	$1,247,058,034
Shares of beneficial interest outstanding	61,476,486

15

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$529,749,344	26,266,394	$20.17
Class B	30,308,074	1,689,727	17.94
Class C	91,137,817	5,073,252	17.96
Class I	170,830,114	7,954,098	21.48
Class R1	7,506,262	420,646	17.84
Class R2	35,598,697	1,823,294	19.52
Class R3	61,125,351	3,032,995	20.15
Class R4	141,694,296	6,853,481	20.67
Class R5	174,680,694	8,130,724	21.48
Class 529A	3,303,976	167,745	19.70
Class 529B	217,270	12,409	17.51
Class 529C	906,139	51,721	17.52

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $21.40 [100 / 94.25 x $20.17] and $20.90 [100 / 94.25 x $19.70], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

16

Financial Statements

STATEMENT OF OPERATIONS

Year ended 8/31/12

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$5,005,768
Income on securities loaned	1,145,544
Dividends from underlying affiliated funds	5,977
Foreign taxes withheld	(63,587)
Total investment income	$6,093,702
Expenses
Management fee	$10,618,810
Distribution and service fees	2,913,376
Program manager fees	3,960
Shareholder servicing costs	1,998,505
Administrative services fee	184,513
Independent Trustees’ compensation	30,021
Custodian fee	169,830
Shareholder communications	122,520
Audit and tax fees	74,894
Legal fees	16,888
Miscellaneous	270,165
Total expenses	$16,403,482
Fees paid indirectly	(193)
Reduction of expenses by investment adviser and distributor	(519,651)
Net expenses	$15,883,638
Net investment loss	$(9,789,936)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(73,486,624)
Other affiliated issuers	(3,795,845)
Foreign currency	(653,668)
Net realized gain (loss) on investments and foreign currency	$(77,936,137)
Change in unrealized appreciation (depreciation)
Investments	$197,090,946
Translation of assets and liabilities in foreign currencies	(1,818)
Net unrealized gain (loss) on investments and foreign currency translation	$197,089,128
Net realized and unrealized gain (loss) on investments and foreign currency	$119,152,991
Change in net assets from operations	$109,363,055

See Notes to Financial Statements

17

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 8/31
	2012	2011
Change in net assets
From operations
Net investment loss	$(9,789,936)	$(10,876,935)
Net realized gain (loss) on investments and foreign currency	(77,936,137)	327,986,207
Net unrealized gain (loss) on investments and foreign currency translation	197,089,128	(137,592,645)
Change in net assets from operations	$109,363,055	$179,516,627
Distributions declared to shareholders
From net realized gain on investments	$(208,715,402)	$(61,172,098)
Change in net assets from fund share transactions	$125,313,234	$359,488,004
Total change in net assets	$25,960,887	$477,832,533
Net assets
At beginning of period	1,221,097,147	743,264,614
At end of period (including accumulated net investment loss of $7,106,777 and $6,605, respectively)	$1,247,058,034	$1,221,097,147

See Notes to Financial Statements

18

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 8/31
	2012	2011	2010	2009		2008
Net asset value, beginning of period	$22.63	$19.03	$16.22	$17.96		$20.48
Income (loss) from investment operations
Net investment loss (d)	$(0.16)	$(0.22)	$(0.17)	$(0.13)		$(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	1.80	5.23	2.98	(1.61	)(g)	(1.70)
Total from investment operations	$1.64	$5.01	$2.81	$(1.74)		$(1.86)
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$20.17	$22.63	$19.03	$16.22		$17.96
Total return (%) (r)(s)(t)(x)	9.88	26.13	17.32	(9.69)		(9.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39	1.40	1.51	1.70		1.61
Expenses after expense reductions (f)	1.35	1.30	1.41	1.60		1.51
Net investment loss	(0.83)	(0.90)	(0.92)	(1.05)		(0.86)
Portfolio turnover	128	205	167	150		95
Net assets at end of period (000 omitted)	$529,749	$626,258	$338,380	$248,658		$282,079

See Notes to Financial Statements

19

Financial Highlights – continued

Class B	Years ended 8/31
	2012	2011	2010	2009		2008
Net asset value, beginning of period	$20.73	$17.65	$15.16	$16.90		$19.44
Income (loss) from investment operations
Net investment loss (d)	$(0.28)	$(0.37)	$(0.29)	$(0.21)		$(0.27)
Net realized and unrealized gain (loss) on investments and foreign currency	1.59	4.86	2.78	(1.53	)(g)	(1.61)
Total from investment operations	$1.31	$4.49	$2.49	$(1.74)		$(1.88)
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$17.94	$20.73	$17.65	$15.16		$16.90
Total return (%) (r)(s)(t)(x)	9.08	25.18	16.42	(10.30)		(9.92)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	2.15	2.26	2.41		2.27
Expenses after expense reductions (f)	2.10	2.05	2.16	2.30		2.17
Net investment loss	(1.59)	(1.65)	(1.67)	(1.76)		(1.53)
Portfolio turnover	128	205	167	150		95
Net assets at end of period (000 omitted)	$30,308	$33,037	$26,777	$27,582		$38,724

Class C	Years ended 8/31
	2012	2011	2010	2009		2008
Net asset value, beginning of period	$20.76	$17.67	$15.18	$16.93		$19.46
Income (loss) from investment operations
Net investment loss (d)	$(0.28)	$(0.37)	$(0.30)	$(0.21)		$(0.27)
Net realized and unrealized gain (loss) on investments and foreign currency	1.58	4.87	2.79	(1.54	)(g)	(1.60)
Total from investment operations	$1.30	$4.50	$2.49	$(1.75)		$(1.87)
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$17.96	$20.76	$17.67	$15.18		$16.93
Total return (%) (r)(s)(t)(x)	9.01	25.21	16.40	(10.34)		(9.86)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	2.15	2.26	2.40		2.26
Expenses after expense reductions (f)	2.10	2.05	2.16	2.30		2.16
Net investment loss	(1.59)	(1.65)	(1.67)	(1.75)		(1.51)
Portfolio turnover	128	205	167	150		95
Net assets at end of period (000 omitted)	$91,138	$95,479	$37,144	$25,431		$29,661

See Notes to Financial Statements

20

Financial Highlights – continued

Class I	Years ended 8/31
	2012	2011	2010	2009		2008
Net asset value, beginning of period	$23.77	$19.88	$16.91	$18.67		$21.19
Income (loss) from investment operations
Net investment loss (d)	$(0.12)	$(0.17)	$(0.13)	$(0.10)		$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	1.93	5.47	3.10	(1.66	)(g)	(1.76)
Total from investment operations	$1.81	$5.30	$2.97	$(1.76)		$(1.86)
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$21.48	$23.77	$19.88	$16.91		$18.67
Total return (%) (r)(s)(x)	10.16	26.48	17.56	(9.43)		(8.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	1.15	1.26	1.35		1.26
Expenses after expense reductions (f)	1.10	1.05	1.16	1.25		1.16
Net investment loss	(0.59)	(0.65)	(0.67)	(0.71)		(0.51)
Portfolio turnover	128	205	167	150		95
Net assets at end of period (000 omitted)	$170,830	$323,848	$263,575	$238,410		$90,045

Class R1	Years ended 8/31
	2012	2011	2010	2009		2008
Net asset value, beginning of period	$20.65	$17.58	$15.10	$16.84		$19.37
Income (loss) from investment operations
Net investment loss (d)	$(0.28)	$(0.37)	$(0.29)	$(0.21)		$(0.27)
Net realized and unrealized gain (loss) on investments and foreign currency	1.57	4.85	2.77	(1.53	)(g)	(1.60)
Total from investment operations	$1.29	$4.48	$2.48	$(1.74)		$(1.87)
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$17.84	$20.65	$17.58	$15.10		$16.84
Total return (%) (r)(s)(x)	9.00	25.22	16.42	(10.33)		(9.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	2.15	2.26	2.40		2.30
Expenses after expense reductions (f)	2.10	2.05	2.16	2.30		2.20
Net investment loss	(1.59)	(1.65)	(1.67)	(1.76)		(1.54)
Portfolio turnover	128	205	167	150		95
Net assets at end of period (000 omitted)	$7,506	$6,904	$5,253	$4,217		$4,565

See Notes to Financial Statements

21

Financial Highlights – continued

Class R2	Years ended 8/31
	2012	2011	2010	2009		2008
Net asset value, beginning of period	$22.09	$18.65	$15.94	$17.68		$20.21
Income (loss) from investment operations
Net investment loss (d)	$(0.21)	$(0.28)	$(0.22)	$(0.16)		$(0.19)
Net realized and unrealized gain (loss) on investments and foreign currency	1.74	5.13	2.93	(1.58	)(g)	(1.68)
Total from investment operations	$1.53	$4.85	$2.71	$(1.74)		$(1.87)
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$19.52	$22.09	$18.65	$15.94		$17.68
Total return (%) (r)(s)(x)	9.58	25.79	17.00	(9.84)		(9.48)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	1.65	1.76	1.90		1.80
Expenses after expense reductions (f)	1.60	1.55	1.66	1.80		1.70
Net investment loss	(1.09)	(1.15)	(1.17)	(1.26)		(1.03)
Portfolio turnover	128	205	167	150		95
Net assets at end of period (000 omitted)	$35,599	$24,316	$13,125	$11,312		$13,675

Class R3	Years ended 8/31
	2012	2011	2010	2009		2008
Net asset value, beginning of period	$22.62	$19.02	$16.22	$17.94		$20.45
Income (loss) from investment operations
Net investment loss (d)	$(0.16)	$(0.22)	$(0.18)	$(0.13)		$(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	1.79	5.23	2.98	(1.59	)(g)	(1.70)
Total from investment operations	$1.63	$5.01	$2.80	$(1.72)		$(1.85)
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$20.15	$22.62	$19.02	$16.22		$17.94
Total return (%) (r)(s)(x)	9.84	26.14	17.26	(9.59)		(9.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39	1.40	1.51	1.65		1.57
Expenses after expense reductions (f)	1.35	1.30	1.41	1.55		1.47
Net investment loss	(0.83)	(0.90)	(0.93)	(1.00)		(0.82)
Portfolio turnover	128	205	167	150		95
Net assets at end of period (000 omitted)	$61,125	$28,966	$6,456	$3,492		$4,204

See Notes to Financial Statements

22

Financial Highlights – continued

Class R4	Years ended 8/31
	2012	2011	2010	2009		2008
Net asset value, beginning of period	$23.04	$19.31	$16.42	$18.13		$20.60
Income (loss) from investment operations
Net investment loss (d)	$(0.12)	$(0.16)	$(0.13)	$(0.10)		$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	1.85	5.30	3.02	(1.61	)(g)	(1.71)
Total from investment operations	$1.73	$5.14	$2.89	$(1.71)		$(1.81)
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$20.67	$23.04	$19.31	$16.42		$18.13
Total return (%) (r)(s)(x)	10.13	26.43	17.60	(9.43)		(9.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	1.15	1.26	1.40		1.30
Expenses after expense reductions (f)	1.10	1.05	1.16	1.30		1.20
Net investment loss	(0.58)	(0.66)	(0.67)	(0.76)		(0.55)
Portfolio turnover	128	205	167	150		95
Net assets at end of period (000 omitted)	$141,694	$78,534	$50,147	$42,974		$55,828

Class R5	Year ended
	8/31/2012 (i)
Net asset value, beginning of period	$19.73
Income (loss) from investment operations
Net investment loss (d)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.78
Total from investment operations	$1.75
Net asset value, end of period (x)	$21.48
Total return (%) (r)(s)(x)	8.87	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)
Expenses after expense reductions (f)	1.05	(a)
Net investment loss	(0.49	)(a)
Portfolio turnover	128
Net assets at end of period (000 omitted)	$174,681

See Notes to Financial Statements

23

Financial Highlights – continued

Class 529A	Years ended 8/31
	2012	2011	2010	2009		2008
Net asset value, beginning of period	$22.22	$18.71	$15.97	$17.70		$20.23
Income (loss) from investment operations
Net investment loss (d)	$(0.17)	$(0.24)	$(0.19)	$(0.14)		$(0.19)
Net realized and unrealized gain (loss) on investments and foreign currency	1.75	5.16	2.93	(1.59	)(g)	(1.68)
Total from investment operations	$1.58	$4.92	$2.74	$(1.73)		$(1.87)
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$19.70	$22.22	$18.71	$15.97		$17.70
Total return (%) (r)(s)(t)(x)	9.80	26.09	17.16	(9.77)		(9.48)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	1.50	1.61	1.80		1.80
Expenses after expense reductions (f)	1.40	1.39	1.51	1.70		1.70
Net investment loss	(0.89)	(0.99)	(1.02)	(1.15)		(1.04)
Portfolio turnover	128	205	167	150		95
Net assets at end of period (000 omitted)	$3,304	$2,848	$1,735	$1,444		$1,568

Class 529B	Years ended 8/31
	2012	2011	2010	2009		2008
Net asset value, beginning of period	$20.35	$17.36	$14.92	$16.65		$19.20
Income (loss) from investment operations
Net investment loss (d)	$(0.28)	$(0.38)	$(0.31)	$(0.22)		$(0.29)
Net realized and unrealized gain (loss) on investments and foreign currency	1.54	4.78	2.75	(1.51	)(g)	(1.60)
Total from investment operations	$1.26	$4.40	$2.44	$(1.73)		$(1.89)
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$17.51	$20.35	$17.36	$14.92		$16.65
Total return (%) (r)(s)(t)(x)	8.99	25.08	16.35	(10.39)		(10.10)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.24	2.24	2.36	2.50		2.45
Expenses after expense reductions (f)	2.15	2.14	2.26	2.40		2.35
Net investment loss	(1.64)	(1.74)	(1.77)	(1.85)		(1.70)
Portfolio turnover	128	205	167	150		95
Net assets at end of period (000 omitted)	$217	$197	$204	$175		$212

See Notes to Financial Statements

24

Financial Highlights – continued

Class 529C	Years ended 8/31
	2012	2011	2010	2009		2008
Net asset value, beginning of period	$20.36	$17.36	$14.93	$16.66		$19.21
Income (loss) from investment operations
Net investment loss (d)	$(0.28)	$(0.38)	$(0.31)	$(0.22)		$(0.29)
Net realized and unrealized gain (loss) on investments and foreign currency	1.54	4.79	2.74	(1.51	)(g)	(1.60)
Total from investment operations	$1.26	$4.41	$2.43	$(1.73)		$(1.89)
Less distributions declared to shareholders
From net realized gain on investments	$(4.10)	$(1.41)	$—	$—		$(0.66)
Net asset value, end of period (x)	$17.52	$20.36	$17.36	$14.93		$16.66
Total return (%) (r)(s)(t)(x)	8.98	25.14	16.28	(10.38)		(10.10)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.24	2.25	2.36	2.48		2.45
Expenses after expense reductions (f)	2.15	2.14	2.26	2.38		2.34
Net investment loss	(1.64)	(1.74)	(1.78)	(1.83)		(1.70)
Portfolio turnover	128	205	167	150		95
Net assets at end of period (000 omitted)	$906	$709	$469	$393		$299

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS New Discovery Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values

26

Notes to Financial Statements – continued

of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar

27

Notes to Financial Statements – continued

securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,152,674,827	$—	$—	$1,152,674,827
Canada	22,268,015	1,362,656	—	23,630,671
Virgin Islands GB	15,390,443	—	—	15,390,443
Greece	14,889,805	—	—	14,889,805
Australia	14,200,787	—	—	14,200,787
Israel	9,333,962	—	—	9,333,962
India	5,958,544	—	—	5,958,544
Luxembourg	5,827,584	—	—	5,827,584
Mutual Funds	3,566,550	—	—	3,566,550
Total Investments	$1,244,110,517	$1,362,656	$—	$1,245,473,173

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $5,827,584 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon

28

Notes to Financial Statements – continued

investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended August 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

29

Notes to Financial Statements – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	8/31/12	8/31/11
Ordinary income (including any short-term capital gains)	$178,380,330	$39,099,017
Long-term capital gains	30,335,072	22,073,081
Total distributions	$208,715,402	$61,172,098

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/12
Cost of investments	$1,164,377,432
Gross appreciation	158,828,070
Gross depreciation	(77,732,329)
Net unrealized appreciation (depreciation)	$81,095,741
Capital loss carryforwards	(76,893,008)
Post-October capital loss deferral	(6,371,040)
Late year ordinary loss deferral	(7,101,118)
Other temporary differences	(5,659)

As of August 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term losses	$(67,780,301)
Long-Term losses	(9,112,707)
Total	$(76,893,008)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after

30

Notes to Financial Statements – continued

purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Year ended 8/31/12	Year ended 8/31/11
Class A	$99,420,129	$30,273,926
Class B	6,304,306	2,134,478
Class C	18,068,323	3,407,719
Class I	55,378,566	19,253,038
Class R1	1,433,390	438,284
Class R2	4,989,580	1,127,711
Class R3	7,142,920	626,131
Class R4	15,256,911	3,719,166
Class 529A	525,456	133,977
Class 529B	41,844	17,347
Class 529C	153,977	40,321
Total	$208,715,402	$61,172,098

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund’s average daily net assets. Prior to January 1, 2012, the investment adviser had agreed in writing to reduce its management fee to 0.80% of average daily net assets for the first $1.5 billion and 0.75% of average daily net assets in excess of $1.5 billion. This written agreement terminated on December 31, 2011. Effective January 1, 2012, the investment adviser has agreed in writing to reduce its management fee to 0.80% of average daily net assets in excess of $1 billion up to $2.5 billion and 0.75% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2013. This management fee reduction amounted to $513,261, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended August 31, 2012 was equivalent to an annual effective rate of 0.86% of the fund’s average daily net assets.

Also effective January 1, 2012, for all share classes except Class R5 and effective June 1, 2012, for Class R5, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets:

Class A	Class B	Class C	Class I	Class R1	Class R2
1.41%	2.16%	2.16%	1.16%	2.16%	1.66%

Class R3	Class R4	Class R5	Class 529A	Class 529B	Class 529C
1.41%	1.16%	1.10%	1.46%	2.21%	2.21%

31

Notes to Financial Statements – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2013. For the year ended August 31, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $119,040 and $2,524 for the year ended August 31, 2012, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,348,193
Class B	0.75%	0.25%	1.00%	1.00%	303,683
Class C	0.75%	0.25%	1.00%	1.00%	909,478
Class R1	0.75%	0.25%	1.00%	1.00%	71,293
Class R2	0.25%	0.25%	0.50%	0.50%	148,142
Class R3	—	0.25%	0.25%	0.25%	115,241
Class 529A	—	0.25%	0.25%	0.25%	7,410
Class 529B	0.75%	0.25%	1.00%	1.00%	2,072
Class 529C	0.75%	0.25%	1.00%	1.00%	7,864
Total Distribution and Service Fees					$2,913,376

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and

32

Notes to Financial Statements – continued

Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2012, were as follows:

Amount
Class A	$4,812
Class B	44,203
Class C	32,105
Class 529B	2
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until December 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the year ended August 31, 2012, this waiver amounted to $1,980 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the year ended August 31, 2012 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the year ended August 31, 2012, were as follows:

	Fee	Waiver
Class 529A	$2,966	$1,483
Class 529B	207	104
Class 529C	787	393
Total Program Manager Fees and Waivers	$3,960	$1,980

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended August 31, 2012, the fee was $389,227, which equated to 0.0330% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the year ended August 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,407,534.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS

33

Notes to Financial Statements – continued

fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended August 31, 2012, these costs for the fund amounted to $201,744 and are reflected in the “Shareholder servicing costs” on the Statement of Operations. Effective January 1, 2012, the fund no longer pays any expenses under this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended August 31, 2012 was equivalent to an annual effective rate of 0.0156% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $508 and is included in independent Trustees’ compensation for the year ended August 31, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $5,659 at August 31, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended August 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $10,578 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,410, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

34

Notes to Financial Statements – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On May 31, 2012, MFS purchased 5,068 shares of Class R5 for an aggregate amount of $100,000.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,512,735,882 and $1,609,409,202, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 8/31/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	8,858,818	$175,776,653	17,980,977	$435,035,111
Class B	400,753	7,115,653	685,425	15,565,180
Class C	1,508,319	26,246,463	3,061,272	70,014,777
Class I	5,957,386	122,417,695	9,571,305	250,866,970
Class R1	138,140	2,476,394	152,556	3,452,935
Class R2	1,059,597	20,115,423	763,263	18,313,853
Class R3	2,162,572	41,914,938	1,158,793	29,025,298
Class R4	4,077,139	81,702,018	1,952,085	49,252,552
Class R5 (i)	8,463,019	167,200,800	—	—
Class 529A	24,840	473,601	39,176	936,063
Class 529B	2,413	42,428	3,456	77,524
Class 529C	11,978	206,930	8,469	184,626
	32,664,974	$645,688,996	35,376,777	$872,724,889

Shares issued to shareholders in reinvestment of distributions
Class A	4,208,808	$74,032,927	1,157,796	$26,918,745
Class B	354,912	5,582,759	90,410	1,936,582
Class C	807,632	12,720,205	127,853	2,741,164
Class I	2,058,795	38,499,472	743,509	18,126,743
Class R1	91,590	1,433,390	20,548	438,284
Class R2	243,767	4,158,664	45,823	1,042,025
Class R3	406,309	7,142,920	26,942	626,131
Class R4	842,465	15,164,363	157,392	3,719,166
Class 529A	30,586	525,456	5,866	133,977
Class 529B	2,724	41,844	824	17,347
Class 529C	10,017	153,977	1,916	40,321
	9,057,605	$159,455,977	2,378,879	$55,740,485

35

Notes to Financial Statements – continued

	Year ended 8/31/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(14,471,666)	$(292,040,337)	(9,251,518)	$(225,719,683)
Class B	(659,423)	(11,595,176)	(699,681)	(15,599,715)
Class C	(1,842,148)	(32,728,132)	(691,887)	(15,355,021)
Class I	(13,683,903)	(276,958,702)	(9,948,139)	(260,949,267)
Class R1	(143,450)	(2,531,852)	(137,512)	(3,046,095)
Class R2	(580,642)	(11,240,311)	(412,463)	(9,900,939)
Class R3	(816,514)	(15,912,499)	(244,582)	(5,981,877)
Class R4	(1,474,168)	(29,566,876)	(1,298,770)	(31,987,386)
Class R5 (i)	(332,295)	(6,826,002)	—	—
Class 529A	(15,891)	(304,266)	(9,548)	(234,040)
Class 529B	(2,408)	(39,477)	(6,348)	(145,103)
Class 529C	(5,113)	(88,109)	(2,578)	(58,244)
	(34,027,621)	$(679,831,739)	(22,703,026)	$(568,977,370)

Net change
Class A	(1,404,040)	$(42,230,757)	9,887,255	$236,234,173
Class B	96,242	1,103,236	76,154	1,902,047
Class C	473,803	6,238,536	2,497,238	57,400,920
Class I	(5,667,722)	(116,041,535)	366,675	8,044,446
Class R1	86,280	1,377,932	35,592	845,124
Class R2	722,722	13,033,776	396,623	9,454,939
Class R3	1,752,367	33,145,359	941,153	23,669,552
Class R4	3,445,436	67,299,505	810,707	20,984,332
Class R5 (i)	8,130,724	160,374,798	—	—
Class 529A	39,535	694,791	35,494	836,000
Class 529B	2,729	44,795	(2,068)	(50,232)
Class 529C	16,882	272,798	7,807	166,703
	7,694,958	$125,313,234	15,052,630	$359,488,004

(i)	For the period from the class inception, June 1, 2012, through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately 5%, 4%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2050 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

36

Notes to Financial Statements – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended August 31, 2012, the fund’s commitment fee and interest expense were $8,412 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,947,281	344,480,851	(351,702,415)	1,725,717

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,977	$1,725,717

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Citi Trends, Inc.	1,114,620	85,100	(123,847)	1,075,873
Uroplasty, Inc.	1,342,802	249,030	(202,279)	1,389,553

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Citi Trends, Inc.	$(3,032,270)	$—	$—	$12,496,265
Uroplasty, Inc.	(763,575)	—	—	5,530,421
	$(3,795,845)	$—	$—	$18,026,686

37

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust I and Shareholders of

MFS New Discovery Fund:

We have audited the accompanying statement of assets and liabilities of MFS New Discovery Fund (the Fund) (one of the portfolios comprising MFS Series Trust I), including the portfolio of investments, as of August 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS New Discovery Fund at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

October 17, 2012

38

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2012, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 48)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 70)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until 2007)	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)
Robert E. Butler (age 70)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 57)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)
Michael Hegarty (age 67)	Trustee	December 2004	Private investor	N/A
John P. Kavanaugh (age 57)	Trustee	January 2009	Private investor	N/A

39

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A
Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 71)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
John M. Corcoran (k) (age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A
Christopher R. Bohane (k) (age 38)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kino Clark (k) (age 44)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Asset Management, Director and Senior Counsel (until 2012)	N/A

40

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Ethan D. Corey (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008);	N/A
Brian E. Langenfeld (k) (age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan S. Newton (k) (age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 41)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kasey L. Phillips (k) (age 41)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

41

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Mark N. Polebaum (k) (age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 52)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2012, the Trustees served as board members of 131 funds within the MFS Family of Funds.

42

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 500 Boylston Street Boston, MA 02116-3741	State Street Bank and Trust 1 Lincoln Street Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 500 Boylston Street Boston, MA 02116-3741	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Portfolio Manager
Thomas Wetherald

43

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management

44

Board Review of Investment Advisory Agreement – continued

and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year),

45

Board Review of Investment Advisory Agreement – continued

the Fund’s effective advisory fee rate was higher than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that MFS has agreed in writing to reduce its advisory fee on average daily net assets over $1 billion and $2.5 billion, which may not be changed without the Trustees’ approval. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

46

Board Review of Investment Advisory Agreement – continued

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and other similar services, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

47

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2012 income tax forms in January 2013. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $33,369,000 as capital gain dividends paid during the fiscal year.

48

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

49

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

50

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

August 31, 2012

MFS® RESEARCH INTERNATIONAL FUND

RIF-ANN

MFS® RESEARCH INTERNATIONAL FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets continue to face a number of major economic and political challenges. While the European debt crisis has deepened and spread, there appears to be scope for improvement given the European Central Bank’s willingness to backstop troubled sovereigns. Economic activity in China, until recently the world’s growth engine, appears to be bottoming. Even the relatively strong and stable US economy has been affected by uncertainty over the presidential election and the threat of a “fiscal cliff” at year- end. At the same time, global consumer and producer confidence has fallen sharply. And a search for safe havens by nervous investors has driven down yields on highly rated government bonds, including those issued by Germany and the United States, to multi-decade lows.

But there is also good news: Global economic data have modestly improved, performing slightly better than expected. However, the improvement is too short-lived to be called a trend. Equity markets have been largely range bound since the

Fed extended its quantitative easing program, leaving little expectation that the bank will add further money to the system. It is hard to know how much of the recent gain in financial markets has been the result of actual economic improvements versus expectations that renewed central bank action will soon lead to an economic rebound.

Through all this uncertainty, managing risk remains a top priority for investors and their advisors. At MFS®, our emphasis on global research is designed to keep our investment process functioning smoothly at all times. Close collaboration among colleagues around the world is vital in periods of uncertainty and heightened volatility. We share ideas and evaluate opportunities across continents and across all investment disciplines and types of investments. We employ this uniquely collaborative approach to build better insights — and better results — for our clients.

Like our investors, we are mindful of the many economic challenges we face at the local, national and international levels. In times like these, it is more important than ever to maintain a long-term view, adhere to time-tested investing principles such as asset allocation and diversification and work closely with investment advisors to research and identify the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

October 17, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Royal Dutch Shell PLC, “A”	3.1%
Nestle S.A.	2.9%
Roche Holding AG	2.6%
Bayer AG	2.2%
Vodafone Group PLC	2.2%
Novartis AG	2.1%
Rio Tinto Ltd.	2.1%
BP PLC	2.1%
Westpac Banking Corp.	2.0%
Sumitomo Mitsui Financial Group, Inc.	1.9%

Global equity sectors
Capital Goods	23.2%
Financial Services	22.2%
Energy	12.3%
Health Care	10.2%
Consumer Staples	10.0%
Consumer Cyclicals	7.6%
Technology	7.1%
Telecommunications/Cable Television	5.7%

Issuer country weightings (x)
Japan	23.6%
United Kingdom	19.2%
Switzerland	11.1%
France	8.3%
Germany	6.4%
Hong Kong	5.1%
Netherlands	4.9%
Australia	4.3%
Brazil	3.0%
Other Countries	14.1%

Currency exposure weightings (y)
Japanese Yen	23.6%
Euro	21.5%
British Pound Sterling	19.2%
Swiss Franc	11.1%
Hong Kong Dollar	6.8%
Australian Dollar	4.3%
Brazilian Real	3.0%
United States Dollar	2.6%
Swedish Krona	1.9%
Other Currencies	6.0%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 8/31/12.

The portfolio is actively managed and current holdings may be different.

2

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended August 31, 2012, Class A shares of the MFS Research International Fund (the “fund”) provided a total return of (1.03)%, at net asset value. This compares with a return of 0.47% for the fund’s benchmark, the MSCI EAFE Index.

Market Environment

At the beginning of the reporting period, markets were roiled by several global concerns. These included prospects of U.S. sovereign debt default and the long-term public debt profile, the path of eurozone integration and the scope of its bailout facilities, the likelihood of a Chinese hard landing, and the global supply chain disruption resulting from the Japanese earthquake. Amidst this turmoil, global equity markets declined sharply and credit spreads widened. At the same time, global consumer and producer sentiment indicators fell precipitously, while highly-rated sovereign bond yields hit multi-decade lows.

During the middle of the period, however, additional liquidity from the U.S. Federal Reserve (in the form of “Operation Twist”) and the European Central Bank (in the form of 3-year, Long Term Refinancing Operations, or LTROs), coupled with healthier global macroeconomic conditions, led by moderate but sustained U.S. growth, ushered in improved market dynamics.

Towards the end of the period, though, market trends were more mixed. Worsening conditions were driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. However, broad market sentiment remained relatively resilient, as equity markets generally maintained gains and credit spreads did not indicate deterioration.

Detractors from Performance

Stock selection in the financial services sector was a primary detractor from performance relative to the MSCI EAFE Index. Within this sector, holdings of financial services company Erste Group Bank AG (h) (Austria) and financial services firm ING Groep N.V. (Netherlands) detracted from relative performance. Early in the reporting period, shares of Erste Group Bank declined as the government limited Hungarian forint losses for consumers on loans denominated in Swiss francs and fear persisted surrounding the European debt crisis. Additionally, new rules implemented by the Austrian Central Bank that force lenders to curb new loans in some central and eastern European countries also weighed on the stock.

Security selection in the consumer staples sector was another factor that held back relative performance. Not holding shares of Anheuser-Busch InBev (Belgium) detracted from relative performance as the stock outperformed the broad market. Shares appreciated towards the end of the period on news the beer distributor was close to acquiring the remaining share of Mexican beer distributor, Grupo Modelo.

Stock selection within the telecommunications/cable television sector weakened relative returns. Holdings of China Unicom Ltd. (b) (Hong Kong) detracted from relative performance as the stock underperformed the broad market.

Stocks in other sectors that weakened relative results included mining company Iluka Resources (Australia), mining equipment manufacturer Joy Global (b), diversified mining

3

Management Review – continued

company Teck Resources (b)(h) (Canada), mining operator Rio Tinto (Australia), printers and computer peripherals maker Canon (Japan), and medical diagnostics company Diagnosticos da America S.A. (b) (Brazil).

During the reporting period, the fund’s relative currency exposure, resulting primarily from differences between the portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our portfolios to have different currency exposures than the benchmark.

Contributors to Performance

Stock selection in the technology sector benefited relative returns. Holding of South Korean microchip and electronics manufacturer Samsung Electronics (b)(h) contributed to relative performance as the stock outperformed the broad market.

Security selection in the capital goods sector was another factor that aided relative performance. Within this sector, holdings of paint and specialty chemicals manufacturer Akzo Nobel (Netherlands) and agricultural chemicals company Nufarm (b) (Australia) benefited relative returns. In addition, the fund’s avoidance of mining giant BHP Billiton (Australia) contributed to relative performance as the stock turned in weak performance for the reporting period. Shares of BHP Billiton faced downward pressure as continued labor disputes with the Construction, Forestry, Mining and Energy Union over concerns about pay and working conditions came to a head when coal miners stopped working for one week at several Australian mines, including many owned by BHP Billiton.

Stock selection in the consumer cyclicals sector also contributed to relative performance. Here, an overweight allocation to strong-performing convenience store chain Lawson (Japan) aided relative results.

Elsewhere, overweight positions in healthcare products maker Bayer AG (Germany), Japanese tobacco company Japan Tobacco, wholesale insurance provider Swiss Re Ltd. (Switzerland), and financial services company Westpac Banking Corp. (Australia) strengthened relative returns as all four stocks outperformed the broad market. The fund’s avoidance of poor-performing Spanish telecommunications company Telefonica S.A. also benefited relative performance.

Respectfully,

Jose Luis Garcia	Thomas Melendez
Portfolio Manager	Portfolio Manager

(b)	Security is not a benchmark constituent.

(h)	Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

4

PERFORMANCE SUMMARY THROUGH 8/31/12

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

5

Performance Summary – continued

Total Returns through 8/31/12

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	1/02/97	(1.03)%	(3.44)%	7.39%	N/A
B	1/02/98	(1.74)%	(4.14)%	6.65%	N/A
C	1/02/98	(1.80)%	(4.13)%	6.66%	N/A
I	1/02/97	(0.82)%	(3.18)%	7.72%	N/A
R1	4/01/05	(1.80)%	(4.14)%	N/A	3.27%
R2	10/31/03	(1.32)%	(3.67)%	N/A	6.08%
R3	4/01/05	(1.06)%	(3.44)%	N/A	4.02%
R4	4/01/05	(0.84)%	(3.18)%	N/A	4.31%
R5 (formerly Class W)	5/01/06	(0.85)%	(3.28)%	N/A	(0.07)%
529A	7/31/02	(1.15)%	(3.56)%	7.20%	N/A
529B	7/31/02	(1.84)%	(4.25)%	6.46%	N/A
529C	7/31/02	(1.83)%	(4.24)%	6.46%	N/A
Comparative benchmark
MSCI EAFE (Europe, Australasia, Far East) Index (f)		0.47%	(4.34)%	7.15%	N/A
Average annual with sales charge
A With Initial Sales Charge (5.75%)		(6.72)%	(4.58)%	6.76%	N/A
B With CDSC (Declining over six years from 4% to 0%) (x)		(5.64)%	(4.47)%	6.65%	N/A
C With CDSC (1% for 12 months) (x)		(2.77)%	(4.13)%	6.66%	N/A
529A With Initial Sales Charge (5.75%)		(6.84)%	(4.69)%	6.56%	N/A
529B With CDSC (Declining over six years from 4% to 0%) (x)		(5.74)%	(4.58)%	6.46%	N/A
529C With CDSC (1% for 12 months) (x)		(2.80)%	(4.24)%	6.46%	N/A

Class I, R1, R2, R3, R4, and R5 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

6

Performance Summary – continued

As further discussed in Note 5 in the Notes to Financial Statements, on May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated as Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Benchmark Definition

MSCI EAFE (Europe, Australasia, Far East) Index – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

7

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

March 1, 2012 through August 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/12	Ending Account Value 8/31/12	Expenses Paid During Period (p) 3/01/12-8/31/12
A	Actual	1.20%	$1,000.00	$969.39	$5.94
	Hypothetical (h)	1.20%	$1,000.00	$1,019.10	$6.09
B	Actual	1.95%	$1,000.00	$965.91	$9.64
	Hypothetical (h)	1.95%	$1,000.00	$1,015.33	$9.88
C	Actual	1.95%	$1,000.00	$965.39	$9.63
	Hypothetical (h)	1.95%	$1,000.00	$1,015.33	$9.88
I	Actual	0.96%	$1,000.00	$970.32	$4.75
	Hypothetical (h)	0.96%	$1,000.00	$1,020.31	$4.88
R1	Actual	1.95%	$1,000.00	$965.54	$9.63
	Hypothetical (h)	1.95%	$1,000.00	$1,015.33	$9.88
R2	Actual	1.45%	$1,000.00	$967.81	$7.17
	Hypothetical (h)	1.45%	$1,000.00	$1,017.85	$7.35
R3	Actual	1.20%	$1,000.00	$968.41	$5.94
	Hypothetical (h)	1.20%	$1,000.00	$1,019.10	$6.09
R4	Actual	0.95%	$1,000.00	$970.07	$4.70
	Hypothetical (h)	0.95%	$1,000.00	$1,020.36	$4.82
R5 (formerly W)	Actual	0.89%	$1,000.00	$969.95	$4.41
	Hypothetical (h)	0.89%	$1,000.00	$1,020.66	$4.52
529A	Actual	1.25%	$1,000.00	$968.32	$6.18
	Hypothetical (h)	1.25%	$1,000.00	$1,018.85	$6.34
529B	Actual	2.00%	$1,000.00	$965.04	$9.88
	Hypothetical (h)	2.00%	$1,000.00	$1,015.08	$10.13
529C	Actual	2.00%	$1,000.00	$965.54	$9.88
	Hypothetical (h)	2.00%	$1,000.00	$1,015.08	$10.13

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

As further discussed in Note 5 in the Notes to Financial statements, the Class W shares were redesignated Class R5 on May 30, 2012 which resulted in changes to the fund’s fee agreements. Class R5 shares are generally available only to certain eligible retirement

9

Expense Table – continued

plans and to the funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. Additional changes to the fund’s fee arrangements occurred during the six month period as well. Had all changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.17%, 1.92%, 1.92%, 0.91%, 1.92%, 1.42%, 1.17%, 0.92%, 0.85%, 1.22%, 1.97%, and 1.97% for Classes A, B, C, I, R1, R2, R3, R4, R5, 529A, 529B, and 529C, respectively; the actual expenses paid during the period would have been approximately $5.79, $9.49, $9.49, $4.51, $9.49, $7.03, $5.79, $4.56, $4.21, $6.04, $9.73, and $9.73 for Classes A, B, C, I, R1, R2, R3, R4, R5, 529A, 529B, and 529C, respectively; and the hypothetical expenses paid during the period would have been approximately $5.94, $9.73, $9.73, $4.62, $9.73, $7.20, $5.94, $4.67, $4.32, $6.19, $9.98, and $9.98 for Classes A, B, C, I, R1, R2, R3, R4, R5, 529A, 529B, and 529C, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

10

PORTFOLIO OF INVESTMENTS

8/31/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.3%
Issuer	Shares/Par	Value ($)

Alcoholic Beverages - 1.8%
Heineken N.V. (l)	1,564,139	$86,712,006

Apparel Manufacturers - 1.8%
Li & Fung Ltd.	23,346,000	$38,093,609
LVMH Moet Hennessy Louis Vuitton S.A.	282,830	46,175,513

		$84,269,122
Automotive - 3.3%
DENSO Corp.	1,769,200	$59,384,749
GKN PLC	8,210,945	27,835,612
Honda Motor Co. Ltd.	2,237,500	71,290,471

		$158,510,832
Broadcasting - 1.5%
Nippon Television Network Corp.	230,870	$31,957,388
Publicis Groupe S.A.	797,165	41,375,346

		$73,332,734
Business Services - 2.8%
Amadeus IT Holding S.A.	1,238,195	$27,659,452
Cognizant Technology Solutions Corp., “A” (a)	366,040	23,529,051
Compass Group PLC	2,175,164	24,487,700
Mitsubishi Corp.	1,767,500	32,735,287
Nomura Research, Inc.	1,285,400	26,909,870

		$135,321,360
Chemicals - 0.6%
Nufarm Ltd.	5,047,480	$30,662,755

Computer Software - 0.6%
Dassault Systems S.A.	297,097	$28,852,496

Computer Software - Systems - 1.0%
Canon, Inc.	1,403,500	$46,706,248

Conglomerates - 0.8%
Hutchison Whampoa Ltd.	4,263,000	$37,395,578

Consumer Products - 1.2%
Reckitt Benckiser Group PLC	993,412	$56,155,094

11

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 3.4%
Legrand S.A.	418,482	$14,461,923
Schneider Electric S.A.	1,095,509	69,185,923
Siemens AG	838,534	79,546,078

		$163,193,924
Electronics - 1.0%
ASML Holding N.V.	241,670	$13,689,402
Taiwan Semiconductor Manufacturing Co. Ltd.	11,938,326	33,265,704

		$46,955,106
Energy - Independent - 2.3%
Cairn Energy PLC	2,219,858	$10,116,187
Cenovus Energy, Inc.	488,400	16,003,368
CNOOC Ltd.	9,246,000	17,500,278
INPEX Corp.	7,501	42,873,760
Reliance Industries Ltd.	1,718,471	23,698,127

		$110,191,720
Energy - Integrated - 6.0%
BG Group PLC	1,887,022	$38,592,471
BP PLC	14,052,627	98,480,537
Royal Dutch Shell PLC, “A”	4,231,228	148,077,057

		$285,150,065
Engineering - Construction - 2.1%
JGC Corp.	2,178,000	$67,396,648
Keppel Corp. Ltd.	3,425,400	30,798,559

		$98,195,207
Food & Beverages - 5.2%
Groupe Danone	1,427,432	$88,963,253
M. Dias Branco S.A. Industria e Comercio de Alimentos	753,500	23,385,635
Nestle S.A.	2,200,610	136,803,397

		$249,152,285
Food & Drug Stores - 1.1%
Lawson, Inc.	660,900	$50,646,912

Gaming & Lodging - 1.0%
Sands China Ltd.	12,990,400	$45,892,116

Insurance - 4.5%
AIA Group Ltd.	15,467,800	$53,301,164
Hiscox Ltd.	3,114,148	22,978,500

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
ING Groep N.V. (a)	7,046,269	$53,903,529
Sony Financial Holdings, Inc.	1,363,600	22,597,928
Swiss Re Ltd.	972,889	60,990,266

		$213,771,387
Internet - 0.6%
Yahoo Japan Corp.	84,308	$29,126,870

Machinery & Tools - 3.0%
Glory Ltd.	1,655,800	$37,087,391
Joy Global, Inc.	832,550	44,441,519
Schindler Holding AG	447,102	52,685,634
Sinotruk Hong Kong Ltd.	15,462,000	8,061,051

		$142,275,595
Major Banks - 11.2%
Banco Santander S.A. (a)	4,225,918	$30,138,088
Barclays PLC	22,917,497	66,683,889
BNP Paribas	1,283,601	55,789,505
BOC Hong Kong Holdings Ltd.	10,436,000	33,120,236
HSBC Holdings PLC	4,713,309	40,945,142
Mitsubishi UFJ Financial Group, Inc.	6,772,100	31,039,116
Standard Chartered PLC	3,936,100	86,967,921
Sumitomo Mitsui Financial Group, Inc.	2,875,000	89,387,628
Westpac Banking Corp.	3,800,275	97,542,999

		$531,614,524
Medical & Health Technology & Services - 1.3%
Diagnosticos da America S.A.	3,245,200	$20,479,340
Miraca Holdings, Inc.	970,400	43,521,255

		$64,000,595
Medical Equipment - 0.5%
Sonova Holding AG	254,179	$23,562,210

Metals & Mining - 3.3%
Iluka Resources Ltd.	5,493,220	$52,212,928
Rio Tinto Ltd.	2,280,664	99,062,158
Sumitomo Metal Industries Ltd.	5,900,000	8,433,342

		$159,708,428

Natural Gas - Distribution - 1.8%
China Resources Gas Group Ltd.	2,560,000	$5,043,988
GDF SUEZ	1,294,034	31,860,972

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - continued
Tokyo Gas Co. Ltd.	9,014,000	$49,801,838

		$86,706,798
Network & Telecom - 1.1%
Ericsson, Inc., “B”	5,765,624	$53,980,352

Oil Services - 0.4%
AMEC PLC	1,055,353	$18,583,994

Other Banks & Diversified Financials - 5.4%
Aeon Credit Service Co. Ltd. (l)	1,346,100	$25,952,001
Bank Rakyat Indonesia	23,792,000	17,384,652
China Construction Bank	27,545,450	18,166,771
DBS Group Holdings Ltd.	3,659,000	42,474,834
HDFC Bank Ltd., ADR	567,390	19,052,956
ICICI Bank Ltd.	904,417	14,687,994
Itau Unibanco Holding S.A., ADR	2,992,950	47,318,540
Julius Baer Group Ltd.	803,910	26,415,268
Komercni Banka A.S.	64,465	12,506,584
PT Bank Mandiri Tbk.	19,919,500	16,327,009
Siam Commercial Bank Co. Ltd.	3,729,000	17,850,646

		$258,137,255
Pharmaceuticals - 8.4%
Bayer AG	1,350,049	$104,721,305
Novartis AG	1,696,020	99,927,857
Roche Holding AG	686,730	125,016,941
Santen Pharmaceutical Co. Ltd.	1,569,200	68,526,065

		$398,192,168
Precious Metals & Minerals - 0.5%
Newcrest Mining Ltd.	874,539	$22,331,605

Printing & Publishing - 0.7%
Pearson PLC	1,733,830	$32,899,112

Railroad & Shipping - 0.7%
East Japan Railway Co.	463,300	$31,088,752

Real Estate - 1.1%
GSW Immobilien AG	520,907	$18,568,277
Hang Lung Properties Ltd.	9,459,000	32,424,612

		$50,992,889

14

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - 0.7%
Whitbread PLC	994,581	$33,637,950

Specialty Chemicals - 4.2%
Akzo Nobel N.V.	1,341,271	$77,300,657
Chugoku Marine Paints Ltd.	1,792,000	8,560,101
Linde AG	500,491	78,847,073
Nippon Paint Co. Ltd.	1,960,000	16,877,995
Symrise AG	614,755	20,811,722

		$202,397,548
Specialty Stores - 0.8%
Hennes & Mauritz AB, “B”	1,041,610	$37,686,835

Telecommunications - Wireless - 4.2%
KDDI Corp.	11,303	$80,998,238
TIM Participacoes S.A., ADR	768,761	14,998,527
Vodafone Group PLC	36,287,657	104,579,200

		$200,575,965
Telephone Services - 1.5%
Bezeq - The Israel Telecommunication Corp. Ltd.	6,243,450	$7,091,913
China Unicom (Hong Kong) Ltd.	20,326,000	32,344,365
Telecom Italia S.p.A.	10,584,204	9,851,480
Telecom Italia S.p.A.	29,743,411	23,550,388

		$72,838,146
Tobacco - 1.8%
Japan Tobacco, Inc.	2,810,900	$84,763,202

Trucking - 1.3%
Yamato Holdings Co. Ltd.	3,636,800	$60,537,668

Utilities - Electric Power - 1.8%
CEZ A.S.	933,695	$36,653,555
Energias do Brasil S.A.	3,691,500	23,586,756
SUEZ Environnement	1,321,940	14,814,981
Tractebel Energia S.A.	791,560	13,164,720

		$88,220,012
Total Common Stocks (Identified Cost, $4,549,836,393)		$4,684,925,420

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	3,603	$3,603

15

Portfolio of Investments – continued

Collateral for Securities Loaned - 1.5%
Issuer	Shares/Par	Value ($)
Navigator Securities Lending Prime Portfolio, 0.27%, at Cost and Net Asset Value (j)	68,344,858	$68,344,858
Total Investments (Identified Cost, $4,618,184,854)		$4,753,273,881

Other Assets, Less Liabilities - 0.2%		11,815,414
Net Assets - 100.0%		$4,765,089,295

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

16

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/12

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $4,618,181,251)	$4,753,270,278
Underlying affiliated funds, at cost and value	3,603
Total investments, at value, including $65,225,838 of securities on loan (identified cost, $4,618,184,854)	$4,753,273,881
Foreign currency, at value (identified cost, $2,101,656)	2,108,797
Receivables for
Investments sold	63,081,516
Fund shares sold	35,262,353
Interest and dividends	14,195,058
Other assets	9,431
Total assets	$4,867,931,036
Liabilities
Payable to custodian	$26,243,484
Payables for
Investments purchased	1,868,816
Fund shares reacquired	3,252,627
Collateral for securities loaned, at value	68,344,858
Payable to affiliates
Investment adviser	200,633
Shareholder servicing costs	1,867,423
Distribution and service fees	24,721
Program manager fees	8
Payable for independent Trustees’ compensation	13,145
Accrued expenses and other liabilities	1,026,026
Total liabilities	$102,841,741
Net assets	$4,765,089,295
Net assets consist of
Paid-in capital	$5,571,527,240
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $649,240 deferred country tax)	134,327,787
Accumulated net realized gain (loss) on investments and foreign currency	(1,037,772,589)
Undistributed net investment income	97,006,857
Net assets	$4,765,089,295
Shares of beneficial interest outstanding	333,088,856

17

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$970,500,958	68,118,643	$14.25
Class B	23,368,973	1,718,968	13.59
Class C	84,133,424	6,285,447	13.39
Class I	1,143,621,093	77,766,620	14.71
Class R1	4,913,712	373,184	13.17
Class R2	107,567,377	7,778,594	13.83
Class R3	168,989,173	11,982,808	14.10
Class R4	825,287,581	57,870,071	14.26
Class R5 (formerly Class W)	1,433,831,973	100,984,790	14.20
Class 529A	1,761,968	125,293	14.06
Class 529B	199,350	15,045	13.25
Class 529C	913,713	69,393	13.17

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $15.12 [100 / 94.25 x $14.25] and $14.92 [100 / 94.25 x $14.06], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF OPERATIONS

Year ended 8/31/12

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$154,708,964
Interest	2,259,594
Dividends from underlying affiliated funds	44,364
Foreign taxes withheld	(11,209,690)
Total investment income	$145,803,232
Expenses
Management fee	$34,585,878
Distribution and service fees	4,589,642
Program manager fees	2,834
Shareholder servicing costs	5,877,307
Administrative services fee	601,043
Independent Trustees’ compensation	75,630
Custodian fee	1,015,573
Shareholder communications	199,243
Audit and tax fees	77,009
Legal fees	62,324
Miscellaneous	550,210
Total expenses	$47,636,693
Fees paid indirectly	(170)
Reduction of expenses by investment adviser and distributor	(18,477)
Net expenses	$47,618,046
Net investment income	$98,185,186
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $7,363 country tax)	$(43,518,641)
Foreign currency	(779,080)
Net realized gain (loss) on investments and foreign currency	$(44,297,721)
Change in unrealized appreciation (depreciation)
Investments (net of $649,240 increase in deferred country tax)	$(77,857,846)
Translation of assets and liabilities in foreign currencies	(1,914,040)
Net unrealized gain (loss) on investments and foreign currency translation	$(79,771,886)
Net realized and unrealized gain (loss) on investments and foreign currency	$(124,069,607)
Change in net assets from operations	$(25,884,421)

See Notes to Financial Statements

19

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 8/31
	2012	2011
Change in net assets
From operations
Net investment income	$98,185,186	$86,737,140
Net realized gain (loss) on investments and foreign currency	(44,297,721)	543,761,266
Net unrealized gain (loss) on investments and foreign currency translation	(79,771,886)	60,505,516
Change in net assets from operations	$(25,884,421)	$691,003,922
Distributions declared to shareholders
From net investment income	$(86,230,428)	$(69,000,293)
Change in net assets from fund share transactions	$407,269,195	$(425,542,047)
Total change in net assets	$295,154,346	$196,461,582
Net assets
At beginning of period	4,469,934,949	4,273,473,367
At end of period (including undistributed net investment income of $97,006,857 and $85,838,542, respectively)	$4,765,089,295	$4,469,934,949

See Notes to Financial Statements

20

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$14.66	$12.93	$13.03	$16.14	$20.56
Income (loss) from investment operations
Net investment income (d)	$0.28	$0.26	$0.21	$0.22	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	(0.45)	1.67	(0.11)	(2.92)	(2.45)
Total from investment operations	$(0.17)	$1.93	$0.10	$(2.70)	$(2.15)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.20)	$(0.20)	$(0.20)	$(0.28)
From net realized gain on investments	—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.24)	$(0.20)	$(0.20)	$(0.41)	$(2.27)
Net asset value, end of period (x)	$14.25	$14.66	$12.93	$13.03	$16.14
Total return (%) (r)(s)(t)(x)	(1.03)	14.89	0.65	(16.22)	(12.46)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	1.19	1.25	1.35	1.32
Expenses after expense reductions (f)	1.21	1.19	1.25	1.35	1.32
Net investment income	2.02	1.67	1.59	1.95	1.57
Portfolio turnover	37	43	56	88	68
Net assets at end of period (000 omitted)	$970,501	$1,008,654	$1,466,337	$1,254,399	$1,628,324

See Notes to Financial Statements

21

Financial Highlights – continued

Class B	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.96	$12.30	$12.39	$15.34	$19.61
Income (loss) from investment operations
Net investment income (d)	$0.16	$0.11	$0.09	$0.13	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(0.42)	1.62	(0.09)	(2.77)	(2.30)
Total from investment operations	$(0.26)	$1.73	$—	$(2.64)	$(2.16)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.07)	$(0.09)	$(0.10)	$(0.12)
From net realized gain on investments	—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.11)	$(0.07)	$(0.09)	$(0.31)	$(2.11)
Net asset value, end of period (x)	$13.59	$13.96	$12.30	$12.39	$15.34
Total return (%) (r)(s)(t)(x)	(1.82)	14.02	(0.09)	(16.85)	(13.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	1.95	1.99	2.05	1.97
Expenses after expense reductions (f)	1.96	1.94	1.99	2.05	1.97
Net investment income	1.19	0.76	0.71	1.25	0.77
Portfolio turnover	37	43	56	88	68
Net assets at end of period (000 omitted)	$23,369	$33,059	$40,476	$55,961	$111,389

Class C	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.78	$12.16	$12.27	$15.23	$19.52
Income (loss) from investment operations
Net investment income (d)	$0.16	$0.12	$0.10	$0.14	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(0.42)	1.59	(0.10)	(2.77)	(2.29)
Total from investment operations	$(0.26)	$1.71	$—	$(2.63)	$(2.14)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.09)	$(0.11)	$(0.12)	$(0.16)
From net realized gain on investments	—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.13)	$(0.09)	$(0.11)	$(0.33)	$(2.15)
Net asset value, end of period (x)	$13.39	$13.78	$12.16	$12.27	$15.23
Total return (%) (r)(s)(t)(x)	(1.80)	14.05	(0.03)	(16.88)	(13.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	1.95	2.00	2.05	1.97
Expenses after expense reductions (f)	1.96	1.95	2.00	2.05	1.97
Net investment income	1.23	0.80	0.78	1.30	0.86
Portfolio turnover	37	43	56	88	68
Net assets at end of period (000 omitted)	$84,133	$99,830	$101,267	$110,142	$168,396

See Notes to Financial Statements

22

Financial Highlights – continued

Class I	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$15.15	$13.35	$13.44	$16.65	$21.14
Income (loss) from investment operations
Net investment income (d)	$0.35	$0.29	$0.26	$0.26	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	(0.49)	1.74	(0.12)	(3.01)	(2.52)
Total from investment operations	$(0.14)	$2.03	$0.14	$(2.75)	$(2.15)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.23)	$(0.23)	$(0.25)	$(0.35)
From net realized gain on investments	—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.30)	$(0.23)	$(0.23)	$(0.46)	$(2.34)
Net asset value, end of period (x)	$14.71	$15.15	$13.35	$13.44	$16.65
Total return (%) (r)(s)(x)	(0.82)	15.19	0.92	(16.00)	(12.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	0.95	1.00	1.05	0.97
Expenses after expense reductions (f)	0.96	0.95	1.00	1.05	0.97
Net investment income	2.45	1.86	1.90	2.31	1.93
Portfolio turnover	37	43	56	88	68
Net assets at end of period (000 omitted)	$1,143,621	$2,484,795	$1,926,221	$1,456,884	$2,167,218

Class R1	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.57	$11.98	$12.10	$15.05	$19.38
Income (loss) from investment operations
Net investment income (d)	$0.15	$0.12	$0.10	$0.14	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(0.40)	1.57	(0.10)	(2.74)	(2.28)
Total from investment operations	$(0.25)	$1.69	$—	$(2.60)	$(2.12)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.10)	$(0.12)	$(0.14)	$(0.22)
From net realized gain on investments	—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.15)	$(0.10)	$(0.12)	$(0.35)	$(2.21)
Net asset value, end of period (x)	$13.17	$13.57	$11.98	$12.10	$15.05
Total return (%) (r)(s)(x)	(1.80)	14.09	(0.09)	(16.87)	(13.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	1.95	2.00	2.05	2.02
Expenses after expense reductions (f)	1.96	1.95	2.00	2.05	2.02
Net investment income	1.18	0.84	0.77	1.34	0.92
Portfolio turnover	37	43	56	88	68
Net assets at end of period (000 omitted)	$4,914	$6,288	$5,868	$6,311	$8,930

See Notes to Financial Statements

23

Financial Highlights – continued

Class R2	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$14.26	$12.59	$12.70	$15.76	$20.14
Income (loss) from investment operations
Net investment income (d)	$0.24	$0.20	$0.18	$0.20	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	(0.44)	1.64	(0.11)	(2.87)	(2.49)
Total from investment operations	$(0.20)	$1.84	$0.07	$(2.67)	$(2.13)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.17)	$(0.18)	$(0.18)	$(0.26)
From net realized gain on investments	—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.23)	$(0.17)	$(0.18)	$(0.39)	$(2.25)
Net asset value, end of period (x)	$13.83	$14.26	$12.59	$12.70	$15.76
Total return (%) (r)(s)(x)	(1.32)	14.61	0.45	(16.45)	(12.63)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	1.45	1.50	1.54	1.51
Expenses after expense reductions (f)	1.46	1.45	1.50	1.54	1.51
Net investment income	1.78	1.37	1.34	1.88	2.02
Portfolio turnover	37	43	56	88	68
Net assets at end of period (000 omitted)	$107,567	$91,693	$72,425	$60,790	$96,672

Class R3	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$14.53	$12.82	$12.92	$16.06	$20.47
Income (loss) from investment operations
Net investment income (d)	$0.28	$0.23	$0.21	$0.23	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	(0.45)	1.68	(0.10)	(2.93)	(2.43)
Total from investment operations	$(0.17)	$1.91	$0.11	$(2.70)	$(2.13)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.20)	$(0.21)	$(0.23)	$(0.29)
From net realized gain on investments	—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.26)	$(0.20)	$(0.21)	$(0.44)	$(2.28)
Net asset value, end of period (x)	$14.10	$14.53	$12.82	$12.92	$16.06
Total return (%) (r)(s)(x)	(1.06)	14.88	0.72	(16.26)	(12.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	1.20	1.25	1.29	1.27
Expenses after expense reductions (f)	1.21	1.20	1.25	1.29	1.27
Net investment income	2.05	1.54	1.55	2.09	1.61
Portfolio turnover	37	43	56	88	68
Net assets at end of period (000 omitted)	$168,989	$154,869	$151,073	$133,545	$62,056

See Notes to Financial Statements

24

Financial Highlights – continued

Class R4	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$14.70	$12.96	$13.05	$16.19	$20.60
Income (loss) from investment operations
Net investment income (d)	$0.32	$0.28	$0.24	$0.20	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	(0.46)	1.69	(0.10)	(2.88)	(2.43)
Total from investment operations	$(0.14)	$1.97	$0.14	$(2.68)	$(2.09)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.23)	$(0.23)	$(0.25)	$(0.33)
From net realized gain on investments	—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.30)	$(0.23)	$(0.23)	$(0.46)	$(2.32)
Net asset value, end of period (x)	$14.26	$14.70	$12.96	$13.05	$16.19
Total return (%) (r)(s)(x)	(0.84)	15.19	0.95	(16.03)	(12.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	0.95	1.00	1.00	1.01
Expenses after expense reductions (f)	0.96	0.95	1.00	1.00	1.01
Net investment income	2.28	1.83	1.77	1.72	1.81
Portfolio turnover	37	43	56	88	68
Net assets at end of period (000 omitted)	$825,288	$561,557	$482,217	$476,076	$148,343

Class R5 (formerly Class W) (y)	Years ended 8/31
	2012		2011	2010	2009	2008
Net asset value, beginning of period	$14.63		$12.90	$13.00	$16.14	$20.57
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.26	$0.23	$0.24	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	(0.31	)(g)	1.69	(0.11)	(2.93)	(2.45)
Total from investment operations	$(0.14)		$1.95	$0.12	$(2.69)	$(2.10)
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.22)	$(0.22)	$(0.24)	$(0.34)
From net realized gain on investments	—		—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.29)		$(0.22)	$(0.22)	$(0.45)	$(2.33)
Net asset value, end of period (x)	$14.20		$14.63	$12.90	$13.00	$16.14
Total return (%) (r)(s)(x)	(0.85)		15.07	0.81	(16.12)	(12.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89		1.05	1.10	1.14	1.07
Expenses after expense reductions (f)	0.89		1.05	1.10	1.14	1.07
Net investment income	1.20	(l)	1.71	1.73	2.25	1.89
Portfolio turnover	37		43	56	88	68
Net assets at end of period (000 omitted)	$1,433,832		$26,173	$24,820	$23,560	$16,633
See Notes to Financial Statements

25

Financial Highlights – continued

Class 529A	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$14.49	$12.78	$12.88	$15.96	$20.34
Income (loss) from investment operations
Net investment income (d)	$0.27	$0.22	$0.20	$0.21	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(0.45)	1.68	(0.12)	(2.89)	(2.42)
Total from investment operations	$(0.18)	$1.90	$0.08	$(2.68)	$(2.16)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.19)	$(0.18)	$(0.19)	$(0.23)
From net realized gain on investments	—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.25)	$(0.19)	$(0.18)	$(0.40)	$(2.22)
Net asset value, end of period (x)	$14.06	$14.49	$12.78	$12.88	$15.96
Total return (%) (r)(s)(t)(x)	(1.15)	14.80	0.54	(16.32)	(12.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	1.30	1.35	1.45	1.51
Expenses after expense reductions (f)	1.26	1.29	1.35	1.45	1.51
Net investment income	1.96	1.47	1.47	1.90	1.40
Portfolio turnover	37	43	56	88	68
Net assets at end of period (000 omitted)	$1,762	$1,747	$1,512	$1,451	$2,017

Class 529B	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.57	$11.99	$12.11	$15.05	$19.31
Income (loss) from investment operations
Net investment income (d)	$0.13	$0.09	$0.09	$0.12	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(0.38)	1.58	(0.10)	(2.74)	(2.30)
Total from investment operations	$(0.25)	$1.67	$(0.01)	$(2.62)	$(2.15)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.09)	$(0.11)	$(0.11)	$(0.12)
From net realized gain on investments	—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.07)	$(0.09)	$(0.11)	$(0.32)	$(2.11)
Net asset value, end of period (x)	$13.25	$13.57	$11.99	$12.11	$15.05
Total return (%) (r)(s)(t)(x)	(1.84)	13.90	(0.14)	(16.99)	(13.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	2.04	2.10	2.15	2.16
Expenses after expense reductions (f)	2.01	2.04	2.10	2.15	2.16
Net investment income	1.03	0.66	0.69	1.19	0.83
Portfolio turnover	37	43	56	88	68
Net assets at end of period (000 omitted)	$199	$366	$461	$449	$616

See Notes to Financial Statements

26

Financial Highlights – continued

Class 529C	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.56	$12.00	$12.12	$15.06	$19.31
Income (loss) from investment operations
Net investment income (d)	$0.15	$0.11	$0.09	$0.13	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	(0.41)	1.56	(0.10)	(2.75)	(2.28)
Total from investment operations	$(0.26)	$1.67	$(0.01)	$(2.62)	$(2.15)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.11)	$(0.11)	$(0.11)	$(0.11)
From net realized gain on investments	—	—	—	(0.21)	(1.99)
Total distributions declared to shareholders	$(0.13)	$(0.11)	$(0.11)	$(0.32)	$(2.10)
Net asset value, end of period (x)	$13.17	$13.56	$12.00	$12.12	$15.06
Total return (%) (r)(s)(t)(x)	(1.83)	13.89	(0.11)	(16.98)	(13.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	2.05	2.10	2.15	2.16
Expenses after expense reductions (f)	2.01	2.04	2.10	2.15	2.16
Net investment income	1.19	0.81	0.76	1.23	0.73
Portfolio turnover	37	43	56	88	68
Net assets at end of period (000 omitted)	$914	$906	$796	$631	$843

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(l)	The net investment income ratio does not vary by the class specific expense differential because of the timing of sales of fund shares and the allocation of fund level income at such time.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	As further discussed in Note 5 in the Notes to Financial Statements, on May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated as Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

See Notes to Financial Statements

27

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Research International Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can

28

Notes to Financial Statements – continued

utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

29

Notes to Financial Statements – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$135,410,114	$982,790,610	$—	$1,118,200,724
United Kingdom	910,082,523	—	—	910,082,523
Switzerland	525,401,574	—	—	525,401,574
France	391,479,910	—	—	391,479,910
Germany	302,494,455	—	—	302,494,455
Hong Kong	45,892,116	194,335,200	—	240,227,316
Netherlands	231,605,594	—	—	231,605,594
Australia	52,212,928	150,537,359	—	202,750,287
Brazil	142,933,517	—	—	142,933,517
Other Countries	359,645,820	260,103,700	—	619,749,520
Mutual Funds	68,348,461	—	—	68,348,461
Total Investments	$3,165,507,012	$1,587,766,869	$—	$4,753,273,881

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $61,191,215 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $182,868,246 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the

30

Notes to Financial Statements – continued

fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended August 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts

31

Notes to Financial Statements – continued

in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	8/31/12	8/31/11
Ordinary income (including any short-term capital gains)	$86,230,428	$69,000,293

The federal tax cost and the tax basis components of distributable earnings were as follows:

8/31/12
Cost of investments	$4,679,316,502
Gross appreciation	443,722,585
Gross depreciation	(369,765,206)
Net unrealized appreciation (depreciation)	$73,957,379
Undistributed ordinary income	97,448,102
Capital loss carryforwards	(950,682,226)
Post-October capital loss deferral	(25,958,715)
Other temporary differences	(1,202,485)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
8/31/17	$(25,733,785)
8/31/18	(896,771,380)
Total	$ (922,505,165)
Post-enactment losses:
Short-Term	$(21,127,833)
Long-Term	(7,049,228)
Total	$(28,177,061)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager

32

Notes to Financial Statements – continued

fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Year ended 8/31/12	Year ended 8/31/11
Class A	$17,123,611	$21,849,084
Class B	241,704	198,048
Class C	927,483	717,034
Class I	50,054,535	33,768,135
Class R1	67,476	48,487
Class R2	1,503,599	1,025,686
Class R3	2,881,452	2,321,379
Class R4	12,653,505	8,651,925
Class R5 (formerly Class W)	736,250	388,312
Class 529A	30,552	21,785
Class 529B	1,521	3,283
Class 529C	8,740	7,135
Total	$86,230,428	$69,000,293

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the year ended August 31, 2012 was equivalent to an annual effective rate of 0.77% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $42,311 and $1,276 for the year ended August 31, 2012, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

33

Notes to Financial Statements – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,470,113
Class B	0.75%	0.25%	1.00%	1.00%	271,658
Class C	0.75%	0.25%	1.00%	1.00%	879,734
Class R1	0.75%	0.25%	1.00%	1.00%	54,803
Class R2	0.25%	0.25%	0.50%	0.50%	477,170
Class R3	—	0.25%	0.25%	0.25%	399,391
Class R5 (formerly Class W)	—	—	—	0.01%	21,345
Class 529A	—	0.25%	0.25%	0.25%	4,305
Class 529B	0.75%	0.25%	1.00%	1.00%	2,531
Class 529C	0.75%	0.25%	1.00%	1.00%	8,592
Total Distribution and Service Fees					$4,589,642

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2012 based on each class’ average daily net assets. Effective May 30, 2012, Class W shares were redesignated Class R5 shares. Effective May 31, 2012, the 0.10% Class W distribution fee was eliminated. See Note 5 for additional information.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2012, were as follows:

Amount
Class A	$3,001
Class B	37,947
Class C	6,661
Class 529B	—
Class 529C	7

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until

34

Notes to Financial Statements – continued

December 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the year ended August 31, 2012, this waiver amounted to $1,418 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the year ended August 31, 2012 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the year ended August 31, 2012, were as follows:

	Fee	Waiver
Class 529A	$1,722	$861
Class 529B	253	127
Class 529C	859	430
Total Program Manager Fees and Waivers	$2,834	$1,418

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended August 31, 2012, the fee was $514,101, which equated to 0.0114% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the year ended August 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,813,777.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended August 31, 2012, these costs for the fund amounted to $1,549,429 and are reflected in the “Shareholder servicing costs” on the Statement of Operations. Effective June 1, 2012, the fund no longer pays any expenses under this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended August 31, 2012 was equivalent to an annual effective rate of 0.0133% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional

35

Notes to Financial Statements – continued

compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $233 and the Retirement Deferral plan resulted in a net decrease in expense of $1,506. Both amounts are included in independent Trustees’ compensation for the year ended August 31, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $12,980 at August 31, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended August 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $40,172 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $17,059, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $2,034,985,790 and $1,639,776,399, respectively.

36

Notes to Financial Statements – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 8/31/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	31,745,318	$434,532,911	32,941,667	$492,113,665
Class B	141,471	1,876,698	165,782	2,433,368
Class C	782,952	10,214,753	1,036,469	15,039,017
Class I	39,915,301	570,186,885	41,238,601	654,185,936
Class R1	89,252	1,159,150	109,554	1,558,805
Class R2	2,630,956	35,516,421	2,346,613	35,096,775
Class R3	4,393,432	60,527,319	3,421,538	51,930,561
Class R4	25,237,244	348,372,570	7,701,716	117,844,014
Class R5 (formerly Class W)	104,354,070	1,365,285,483	579,911	8,837,293
Class 529A	21,880	298,046	23,252	348,773
Class 529B	667	8,530	3,688	53,515
Class 529C	12,601	161,456	10,849	154,114
	209,325,144	$2,828,140,222	89,579,640	$1,379,595,836

Shares issued to shareholders in reinvestment of distributions
Class A	828,065	$11,038,101	1,199,775	$17,888,641
Class B	15,518	198,473	11,205	160,011
Class C	38,748	488,229	26,968	379,982
Class I	2,844,394	39,081,977	1,664,003	25,592,360
Class R1	5,200	64,422	3,352	46,549
Class R2	105,935	1,373,973	61,607	895,142
Class R3	218,292	2,881,452	156,855	2,318,310
Class R4	929,045	12,374,873	578,805	8,635,777
Class R5 (formerly Class W)	46,986	623,506	22,534	335,087
Class 529A	2,317	30,517	1,477	21,782
Class 529B	122	1,521	237	3,283
Class 529C	705	8,740	514	7,135
	5,035,327	$68,165,784	3,727,332	$56,284,059

37

Notes to Financial Statements – continued

	Year ended 8/31/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(33,254,297)	$(455,872,069)	(78,742,150)	$(1,227,585,763)
Class B	(805,715)	(10,705,015)	(1,099,836)	(16,023,400)
Class C	(1,783,058)	(23,317,054)	(2,145,835)	(30,885,366)
Class I	(129,048,653)	(1,770,003,865)	(23,152,786)	(364,946,851)
Class R1	(184,770)	(2,392,107)	(139,101)	(1,997,190)
Class R2	(1,390,102)	(18,857,493)	(1,730,329)	(25,908,546)
Class R3	(3,285,867)	(45,202,740)	(4,705,461)	(71,220,940)
Class R4	(6,505,443)	(90,617,432)	(7,284,048)	(110,982,203)
Class R5 (formerly Class W)	(5,205,165)	(71,497,180)	(737,523)	(11,149,116)
Class 529A	(19,472)	(267,078)	(22,482)	(347,548)
Class 529B	(12,677)	(163,810)	(15,479)	(220,507)
Class 529C	(10,733)	(140,968)	(10,899)	(154,512)
	(181,505,952)	$(2,489,036,811)	(119,785,929)	$(1,861,421,942)

Net change
Class A	(680,914)	$(10,301,057)	(44,600,708)	$(717,583,457)
Class B	(648,726)	(8,629,844)	(922,849)	(13,430,021)
Class C	(961,358)	(12,614,072)	(1,082,398)	(15,466,367)
Class I	(86,288,958)	(1,160,735,003)	19,749,818	314,831,445
Class R1	(90,318)	(1,168,535)	(26,195)	(391,836)
Class R2	1,346,789	18,032,901	677,891	10,083,371
Class R3	1,325,857	18,206,031	(1,127,068)	(16,972,069)
Class R4	19,660,846	270,130,011	996,473	15,497,588
Class R5 (formerly Class W)	99,195,891	1,294,411,809	(135,078)	(1,976,736)
Class 529A	4,725	61,485	2,247	23,007
Class 529B	(11,888)	(153,759)	(11,554)	(163,709)
Class 529C	2,573	29,228	464	6,737
	32,854,519	$407,269,195	(26,478,957)	$(425,542,047)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately 17%, 5%, 4%, 2%, and 2% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Redesignation of Class W to Class R5 – On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value

38

Notes to Financial Statements – continued

equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated as Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended August 31, 2012, the fund’s commitment fee and interest expense were $31,636 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	43,126,896	1,043,871,372	(1,086,994,665)	3,603

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$44,364	$3,603

39

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust I and Shareholders of MFS Research International Fund:

We have audited the accompanying statement of assets and liabilities of MFS Research International Fund (the Fund) (one of the portfolios comprising MFS Series Trust I), including the portfolio of investments, as of August 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Research International Fund at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

October 17, 2012

40

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2012, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 48)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 70)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until 2007)	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)
Robert E. Butler (age 70)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 57)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)
Michael Hegarty (age 67)	Trustee	December 2004	Private investor	N/A
John P. Kavanaugh (age 57)	Trustee	January 2009	Private investor	N/A

41

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A
Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 71)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
John M. Corcoran (k) (age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A
Christopher R. Bohane (k) (age 38)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kino Clark (k) (age 44)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Asset Management, Director and Senior Counsel (until 2012)	N/A

42

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Ethan D. Corey (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008);	N/A
Brian E. Langenfeld (k) (age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan S. Newton (k) (age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 41)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kasey L. Phillips (k) (age 41)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

43

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Mark N. Polebaum (k) (age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 52)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2012, the Trustees served as board members of 131 funds within the MFS Family of Funds.

44

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 500 Boylston Street Boston, MA 02116-3741	State Street Bank and Trust 1 Lincoln Street Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 500 Boylston Street Boston, MA 02116-3741	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Portfolio Managers
Jose Luis Garcia
Thomas Melendez

45

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

46

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

47

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other

48

Board Review of Investment Advisory Agreement – continued

factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

49

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2012 income tax forms in January 2013. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

Income derived from foreign sources was $132,169,721. The fund intends to pass through foreign tax credits of $7,850,460 for the fiscal year.

50

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

51

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

52

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

August 31, 2012

MFS® TECHNOLOGY FUND

SCT-ANN

MFS® TECHNOLOGY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets continue to face a number of major economic and political challenges. While the European debt crisis has deepened and spread, there appears to be scope for improvement given the European Central Bank’s willingness to backstop troubled sovereigns. Economic activity in China, until recently the world’s growth engine, appears to be bottoming. Even the relatively strong and stable US economy has been affected by uncertainty over the presidential election and the threat of a “fiscal cliff” at year- end. At the same time, global consumer and producer confidence has fallen sharply. And a search for safe havens by nervous investors has driven down yields on highly rated government bonds, including those issued by Germany and the United States, to multi-decade lows.

But there is also good news: Global economic data have modestly improved, performing slightly better than expected. However, the improvement is too short-lived to be called a trend. Equity markets have been largely range bound since the

Fed extended its quantitative easing program, leaving little expectation that the bank will add further money to the system. It is hard to know how much of the recent gain in financial markets has been the result of actual economic improvements versus expectations that renewed central bank action will soon lead to an economic rebound.

Through all this uncertainty, managing risk remains a top priority for investors and their advisors. At MFS®, our emphasis on global research is designed to keep our investment process functioning smoothly at all times. Close collaboration among colleagues around the world is vital in periods of uncertainty and heightened volatility. We share ideas and evaluate opportunities across continents and across all investment disciplines and types of investments. We employ this uniquely collaborative approach to build better insights — and better results — for our clients.

Like our investors, we are mindful of the many economic challenges we face at the local, national and international levels. In times like these, it is more important than ever to maintain a long-term view, adhere to time-tested investing principles such as asset allocation and diversification and work closely with investment advisors to research and identify the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

October 17, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Apple, Inc.	12.2%
Google, Inc., “A”	9.7%
Oracle Corp.	5.5%
Qualcomm, Inc.	4.8%
Amazon.com, Inc.	3.8%
Microsoft Corp.	3.8%
EMC Corp.	3.6%
Visa, Inc., “A”	3.5%
MasterCard, Inc., “A”	3.5%
eBay, Inc.	3.2%

Top five industries
Computer Software - Systems (s)	22.4%
Computer Software (s)	19.3%
Internet	14.1%
Electronics (s)	10.7%
Network & Telecom	9.2%

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(s)	Includes securities sold short

Percentages are based on net assets as of 8/31/12.

The portfolio is actively managed and current holdings may be different.

2

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended August 31, 2012, Class A shares of the MFS Technology Fund (the “fund”) provided a total return of 15.86%, at net asset value. This compares with a return of 18.00% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index, and a return of 19.52% for the fund’s other benchmark, the Standard & Poor’s North American Technology Sector Index.

Market Environment

At the beginning of the reporting period, markets were roiled by several global concerns. These included prospects of U.S. sovereign debt default and the long-term public debt profile, the path of eurozone integration and the scope of its bailout facilities, the likelihood of a Chinese hard landing, and the global supply chain disruption resulting from the Japanese earthquake. Amidst this turmoil, global equity markets declined sharply and credit spreads widened. At the same time, global consumer and producer sentiment indicators fell precipitously, while highly-rated sovereign bond yields hit multi-decade lows.

During the middle of the period, however, additional liquidity from the U.S. Federal Reserve (in the form of “Operation Twist”) and the European Central Bank (in the form of 3-year, Long Term Refinancing Operations, or LTROs), coupled with healthier global macroeconomic conditions, led by moderate but sustained U.S. growth, ushered in improved market dynamics.

Towards the end of the period, though, market trends were more mixed. Worsening conditions were driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. However, broad market sentiment remained relatively resilient, as equity markets generally maintained gains and credit spreads did not indicate deterioration.

Detractors from Performance

Stock selection in the electronics industry detracted from the fund’s performance relative to the Standard & Poor’s North American Technology Sector Index. Within this industry, not owning shares of the common stock, combined with the fund’s ownership of put options, in strong-performing semiconductor company Intel (h) weakened relative results. Holdings of communications network designer JDS Uniphase and semiconductor companies, Advanced Micro Devices (h) and Atmel, also hindered relative performance. Shares of JDS Uniphase declined during the reporting period as the company reported disappointing earnings results due to later-than-anticipated carrier orders and a challenging macroeconomic market environment.

Stock selection in the consumer services industry and an overweight allocation to the specialty stores industry held back relative performance. No individual securities within the consumer services industry were among the fund’s top relative detractors. Within the specialty stores industry, holdings of internet retailer Amazon weighed on relative performance. Despite increased sales, improved profit margins, and growing third-party sales, which offer higher margins than goods the company stocks itself, shares of Amazon were unable to outperform the broader market.

3

Management Review – continued

Elsewhere, the fund’s holdings of computer products and services provider Hewlett-Packard (b) and network interoperability systems provider Acme Packet (h), hindered relative performance. Shares of Hewlett-Packard struggled throughout the reporting period due to weak macro demand, internal product execution problems, and difficulty implementing cost cutting initiatives. The company’s underinvestment in research and development and frequent strategy and management changes also weighed on the stock. Additionally, not holding shares of strong-performing specialized computer hardware company Seagate Technology and holdings of customer information software manager Salesforce.com dampened relative results.

The fund’s cash and/or cash equivalents position was also a detractor from relative performance. The fund strives to be fully invested and only holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund’s benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Contributors to Performance

Stock selection in the computer systems industry was a positive factor contributing to the fund’s relative performance. Holdings of computer and personal electronics maker Apple, and the fund’s short exposure in direct-sale and computer vendor Dell (h), boosted relative results. Shares of Apple appreciated during the reporting period due to increased demand for iPhones, particularly in China. Additionally, a U.S. appeals court ruled that the company can pursue efforts to halt sales of Samsung’s Galaxy tablet computer in the U.S. while a patent infringement case is pending.

Stock selection and, to a lesser extent, an underweight allocation to the entertainment industry contributed to relative performance. The fund’s short exposure to internet TV show and movie subscription services provider Netflix bolstered relative performance as shares underperformed the broader market. The stock declined during the reporting period as the company released results that were in line with consensus estimates but were hurt as domestic streaming net add guidance was lower than anticipated. Increased competition, rising content costs, and the over-saturation of domestic markets further weighed on relative performance.

Elsewhere, the fund’s avoidance of wireless solutions provider Research in Motion (h), and entertainment technology solutions provider Rovi (h) combined with holdings of specialized payment products provider Fleetcor Technologies and software firm Red Hat, supported relative performance. The timing of the fund’s ownership of put options in solar electric power modules manufacturer First Solar (h) also helped relative results. Additionally, the fund’s holdings of semiconductor manufacturer KLA-Tencorp (h) and wireless telecommunications service provider SBA Communications (b) were among the fund’s top relative contributors for the reporting period.

4

Management Review – continued

Respectfully,

Matthew Sabel Portfolio Manager

(b)	Security is not a benchmark constituent.
(h)	Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

5

PERFORMANCE SUMMARY THROUGH 8/31/12

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

6

Performance Summary – continued

Total Returns through 8/31/12

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	1/02/97	15.86%	4.72%	10.39%	N/A
B	4/14/00	15.09%	3.97%	9.65%	N/A
C	4/14/00	15.04%	3.97%	9.63%	N/A
I	1/02/97	16.21%	5.03%	10.74%	N/A
R1	4/01/05	14.99%	3.96%	N/A	9.23%
R2	10/31/03	15.62%	4.48%	N/A	7.28%
R3	4/01/05	15.86%	4.74%	N/A	10.04%
R4	4/01/05	16.19%	5.01%	N/A	10.35%
Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		18.00%	1.28%	6.51%	N/A
Standard & Poor’s North American Technology Sector Index (f)		19.52%	4.47%	9.55%	N/A
Average annual with sales charge
A With Initial Sales Charge (5.75%)		9.20%	3.49%	9.74%	N/A
B With CDSC (Declining over six years from 4% to 0%) (x)		11.09%	3.63%	9.65%	N/A
C With CDSC (1% for 12 months) (x)		14.04%	3.97%	9.63%	N/A

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Benchmark Definitions

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

Standard & Poor’s North American Technology Sector Index – a modified market capitalization-weighted index that measures the performance of selected technology stocks.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class

7

Performance Summary – continued

has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the funds share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

8

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

March 1, 2012 through August 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/12	Ending Account Value 8/31/12	Expenses Paid During Period (p) 3/01/12-8/31/12
A	Actual	1.44%	$1,000.00	$1,011.44	$7.28
	Hypothetical (h)	1.44%	$1,000.00	$1,017.90	$7.30
B	Actual	2.19%	$1,000.00	$1,008.47	$11.06
	Hypothetical (h)	2.19%	$1,000.00	$1,014.13	$11.09
C	Actual	2.19%	$1,000.00	$1,007.83	$11.05
	Hypothetical (h)	2.19%	$1,000.00	$1,014.13	$11.09
I	Actual	1.19%	$1,000.00	$1,013.27	$6.02
	Hypothetical (h)	1.19%	$1,000.00	$1,019.15	$6.04
R1	Actual	2.19%	$1,000.00	$1,007.84	$11.05
	Hypothetical (h)	2.19%	$1,000.00	$1,014.13	$11.09
R2	Actual	1.69%	$1,000.00	$1,010.50	$8.54
	Hypothetical (h)	1.69%	$1,000.00	$1,016.64	$8.57
R3	Actual	1.44%	$1,000.00	$1,012.05	$7.28
	Hypothetical (h)	1.44%	$1,000.00	$1,017.90	$7.30
R4	Actual	1.19%	$1,000.00	$1,013.00	$6.02
	Hypothetical (h)	1.19%	$1,000.00	$1,019.15	$6.04

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expenses Impacting Table

Expense ratios include 0.09% of investment related expense from short sales that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

10

PORTFOLIO OF INVESTMENTS

8/31/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 101.3%
Issuer	Shares/Par	Value ($)

Broadcasting - 1.7%
News Corp., “A”	39,380	$921,098
Viacom, Inc., “B”	61,120	3,056,610

		$3,977,708
Business Services - 5.1%
Accenture PLC, “A”	54,930	$3,383,687
Cognizant Technology Solutions Corp., “A” (a)	68,160	4,381,324
FleetCor Technologies, Inc. (a)	94,270	4,070,578

		$11,835,589
Computer Software - 20.8%
Autodesk, Inc. (a)	84,190	$2,614,099
BMC Software, Inc. (a)	22,150	917,010
Check Point Software Technologies Ltd. (a)	24,080	1,109,847
Citrix Systems, Inc. (a)	61,480	4,776,381
Microsoft Corp.	282,140	8,695,555
NetSuite, Inc. (a)	9,250	526,140
Oracle Corp. (s)	402,260	12,731,529
Parametric Technology Corp. (a)	102,200	2,171,750
Quest Software, Inc. (a)	87,430	2,443,669
Red Hat, Inc. (a)	33,975	1,903,959
Salesforce.com, Inc. (a)	37,362	5,424,215
Symantec Corp. (a)	97,050	1,730,402
TIBCO Software, Inc. (a)	45,940	1,374,525
VeriSign, Inc. (a)	34,720	1,655,450

		$48,074,531
Computer Software - Systems - 24.2%
Active Network, Inc. (a)	71,640	$806,666
Apple, Inc. (s)	42,460	28,246,090
EMC Corp. (a)	318,200	8,365,478
Fusion-io, Inc. (a)	37,960	1,063,639
Guidewire Software, Inc. (a)	40,050	1,143,428
Hewlett-Packard Co.	391,200	6,603,456
International Business Machines Corp.	25,830	5,032,976
NetApp, Inc. (a)	58,080	2,004,922
Qlik Technologies, Inc. (a)	37,980	803,277
ServiceSource International, Inc. (a)	103,310	956,651

11

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - continued
Verifone Systems, Inc. (a)	30,900	$1,073,466

		$56,100,049
Consumer Services - 2.5%
Priceline.com, Inc. (a)	9,490	$5,737,369

Electrical Equipment - 0.4%
Amphenol Corp., “A”	14,440	$878,963

Electronics - 11.4%
Aeroflex Holding Corp. (a)	226,040	$1,604,884
Altera Corp.	87,350	3,260,776
Atmel Corp. (a)	285,460	1,692,778
Broadcom Corp., “A”	48,310	1,716,454
Corning, Inc.	257,790	3,090,902
JDS Uniphase Corp. (a)	492,560	5,511,746
Linear Technology Corp.	61,020	2,015,186
Microchip Technology, Inc.	189,850	6,597,288
Vishay Intertechnology, Inc. (a)	84,377	806,644

		$26,296,658
Internet - 14.1%
eBay, Inc. (a)	155,210	$7,367,819
Facebook, Inc., “A “ (a)	33,200	600,256
Google, Inc., “A” (a)(s)	32,825	22,488,079
Rackspace Hosting, Inc. (a)	13,900	833,722
Yahoo!, Inc. (a)	87,100	1,276,015

		$32,565,891
Network & Telecom - 9.2%
Finisar Corp. (a)	262,250	$3,603,315
Fortinet, Inc. (a)	65,100	1,725,801
Juniper Networks, Inc. (a)	177,740	3,099,786
Qualcomm, Inc.	182,360	11,207,846
Radware Ltd. (a)	19,480	636,022
Riverbed Technology, Inc. (a)	45,740	914,343

		$21,187,113
Other Banks & Diversified Financials - 7.0%
MasterCard, Inc., “A”	19,180	$8,111,222
Visa, Inc., “A”	63,790	8,181,068

		$16,292,290

12

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 3.8%
Amazon.com, Inc. (a)	35,340	$8,772,448

Telecommunications - Wireless - 0.6%
SBA Communications Corp. (a)	24,750	$1,479,555

Telephone Services - 0.5%
Cogent Communications Group, Inc.	12,190	$238,924
Ziggo N.V.	27,060	845,456

		$1,084,380
Total Common Stocks (Identified Cost, $211,818,614)		$234,282,544

Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
Business Services - 0.0%
Computer Sciences Corp. - December 2012 @ $27.50 (Premiums Paid, $98,743)	194	$17,460

Issuer	Shares/Par

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	2,655,233	$2,655,233
Total Investments (Identified Cost, $214,572,590)		$236,955,237

Securities Sold Short - (6.1)%
Business Services - (1.7)%
Computer Sciences Corp.	(120,500)	$(3,881,305)

Computer Software - (1.5)%
Adobe Systems, Inc. (a)	(68,700)	$(2,148,249)
Intuit, Inc.	(23,400)	(1,369,836)

		$(3,518,085)
Computer Software - Systems - (1.8)%
Seagate Technology PLC	(61,800)	$(1,978,218)
Unisys Corp. (a)	(101,400)	$(2,142,582)

		$(4,120,800)
Electronics - (0.7)%
Dolby Laboratories, Inc., “A” (a)	(48,200)	$(1,599,276)

13

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Securities Sold Short - continued
Entertainment - (0.4)%
Netflix, Inc. (a)	(17,400)	$(1,039,128)
Total Securities Sold Short (Proceeds Received, $12,791,028)		$(14,158,594)

Other Assets, Less Liabilities - 3.7%		8,504,048
Net Assets - 100.0%		$231,300,691

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At August 31, 2012, the fund had cash collateral of $8,514,680 and other liquid securities with an aggregate value of $13,600,516 to cover any commitments for securities sold short and/or certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/12

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $211,917,357)	$234,300,004
Underlying affiliated funds, at cost and value	2,655,233
Total investments, at value (identified cost, $214,572,590)	$236,955,237
Deposits with brokers	8,514,680
Receivables for
Fund shares sold	282,093
Dividends	197,154
Other assets	510
Total assets	$245,949,674
Liabilities
Payables for
Dividends on securities sold short	$24,100
Securities sold short, at value (proceeds received, $12,791,028)	14,158,594
Investments purchased	32,020
Fund shares reacquired	201,821
Payable to affiliates
Investment adviser	9,709
Shareholder servicing costs	109,522
Distribution and service fees	4,668
Payable for independent Trustees’ compensation	34,870
Accrued expenses and other liabilities	73,679
Total liabilities	$14,648,983
Net assets	$231,300,691
Net assets consist of
Paid-in capital	$218,356,842
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	21,015,081
Accumulated net realized gain (loss) on investments and foreign currency	(6,304,150)
Accumulated net investment loss	(1,767,082)
Net assets	$231,300,691
Shares of beneficial interest outstanding	13,936,011

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$143,594,879	8,545,018	$16.80
Class B	12,911,295	834,190	15.48
Class C	23,939,695	1,549,437	15.45
Class I	21,897,600	1,247,368	17.56
Class R1	1,665,896	108,012	15.42
Class R2	17,748,424	1,085,001	16.36
Class R3	8,719,710	518,992	16.80
Class R4	823,192	47,993	17.15

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.82 [100 / 94.25 x $16.80]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

15

Financial Statements

STATEMENT OF OPERATIONS

Year ended 8/31/12

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net Investment loss
Income
Dividends	$728,315
Interest	37,722
Dividends from underlying affiliated funds	2,255
Foreign taxes withheld	(2,182)
Total investment income	$766,110
Expenses
Management fee	$1,531,433
Distribution and service fees	778,210
Shareholder servicing costs	457,847
Administrative services fee	40,261
Independent Trustees’ compensation	8,067
Custodian fee	30,955
Shareholder communications	35,903
Audit and tax fees	55,466
Legal fees	2,710
Dividend and interest expense on securities sold short	156,797
Miscellaneous	138,439
Total expenses	$3,236,088
Fees paid indirectly	(193)
Reduction of expenses by investment adviser	(779)
Net expenses	$3,235,116
Net investment loss	$(2,469,006)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$11,343,148
Written options	1,410,443
Foreign currency	(1,370)
Net realized gain (loss) on investments and foreign currency	$12,752,221
Change in unrealized appreciation (depreciation)
Investments	$20,710,717
Securities sold short	(2,195,919)
Translation of assets and liabilities in foreign currencies	(505)
Net unrealized gain (loss) on investments and foreign currency translation	$18,514,293
Net realized and unrealized gain (loss) on investments and foreign currency	$31,266,514
Change in net assets from operations	$28,797,508

See Notes to Financial Statements

16

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 8/31
	2012	2011
Change in net assets
From operations
Net investment loss	$(2,469,006)	$(1,408,237)
Net realized gain (loss) on investments and foreign currency	12,752,221	22,829,604
Net unrealized gain (loss) on investments and foreign currency translation	18,514,293	11,079,413
Change in net assets from operations	$28,797,508	$32,500,780
Change in net assets from fund share transactions	$40,209,443	$(10,719,084)
Total change in net assets	$69,006,951	$21,781,696
Net assets
At beginning of period	162,293,740	140,512,044
At end of period (including accumulated net investment loss of $1,767,082 and $31,791, respectively)	$231,300,691	$162,293,740

See Notes to Financial Statements

17

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$14.50	$11.80	$11.06	$12.46	$13.34
Income (loss) from investment operations
Net investment loss (d)	$(0.17)	$(0.09)	$(0.11)	$(0.03)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	2.47	2.79	0.85	(1.37)	(0.81)
Total from investment operations	$2.30	$2.70	$0.74	$(1.40)	$(0.88)
Net asset value, end of period (x)	$16.80	$14.50	$11.80	$11.06	$12.46
Total return (%) (r)(s)(t)(x)	15.86	22.88	6.69	(11.24)	(6.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	1.52	1.63	1.85	1.66
Expenses after expense reductions (f)	1.45	1.52	1.57	1.48	1.51
Net investment loss	(1.08)	(0.61)	(0.91)	(0.34)	(0.56)
Portfolio turnover	68	106	182	226	231
Net assets at end of period (000 omitted)	$143,595	$96,785	$82,976	$86,720	$64,791
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.38	1.43	1.53	1.44	1.50

See Notes to Financial Statements

18

Financial Highlights – continued

Class B	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.45	$11.03	$10.42	$11.82	$12.74
Income (loss) from investment operations
Net investment loss (d)	$(0.27)	$(0.18)	$(0.19)	$(0.08)	$(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	2.30	2.60	0.80	(1.32)	(0.76)
Total from investment operations	$2.03	$2.42	$0.61	$(1.40)	$(0.92)
Net asset value, end of period (x)	$15.48	$13.45	$11.03	$10.42	$11.82
Total return (%) (r)(s)(t)(x)	15.09	21.94	5.85	(11.84)	(7.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20	2.27	2.37	2.58	2.32
Expenses after expense reductions (f)	2.20	2.27	2.32	2.19	2.16
Net investment loss	(1.83)	(1.35)	(1.66)	(0.98)	(1.24)
Portfolio turnover	68	106	182	226	231
Net assets at end of period (000 omitted)	$12,911	$11,365	$11,849	$15,182	$23,254
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.13	2.18	2.27	2.15	2.15

See Notes to Financial Statements

19

Financial Highlights – continued

Class C	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.43	$11.01	$10.40	$11.80	$12.72
Income (loss) from investment operations
Net investment loss (d)	$(0.27)	$(0.19)	$(0.19)	$(0.08)	$(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	2.29	2.61	0.80	(1.32)	(0.76)
Total from investment operations	$2.02	$2.42	$0.61	$(1.40)	$(0.92)
Net asset value, end of period (x)	$15.45	$13.43	$11.01	$10.40	$11.80
Total return (%) (r)(s)(t)(x)	15.04	21.98	5.87	(11.86)	(7.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20	2.27	2.38	2.57	2.31
Expenses after expense reductions (f)	2.20	2.27	2.33	2.19	2.16
Net investment loss	(1.83)	(1.37)	(1.66)	(1.00)	(1.22)
Portfolio turnover	68	106	182	226	231
Net assets at end of period (000 omitted)	$23,940	$19,251	$16,858	$15,356	$15,765
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.13	2.18	2.28	2.15	2.15

See Notes to Financial Statements

20

Financial Highlights – continued

Class I	Years ended 8/31
	2012	2011	2010	2009		2008
Net asset value, beginning of period	$15.11	$12.26	$11.47	$12.88		$13.74
Income (loss) from investment operations
Net investment loss (d)	$(0.14)	$(0.06)	$(0.08)	$(0.00	)(w)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	2.59	2.91	0.87	(1.41)		(0.83)
Total from investment operations	$2.45	$2.85	$0.79	$(1.41)		$(0.86)
Net asset value, end of period (x)	$17.56	$15.11	$12.26	$11.47		$12.88
Total return (%) (r)(s)(x)	16.21	23.25	6.89	(10.95)		(6.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	1.27	1.38	1.56		1.31
Expenses after expense reductions (f)	1.20	1.27	1.33	1.19		1.16
Net investment loss	(0.83)	(0.38)	(0.66)	(0.03)		(0.20)
Portfolio turnover	68	106	182	226		231
Net assets at end of period (000 omitted)	$21,898	$10,833	$8,873	$6,726		$4,958
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.12	1.18	1.29	1.15		1.15

See Notes to Financial Statements

21

Financial Highlights – continued

Class R1	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$13.41	$10.99	$10.39	$11.78	$12.70
Income (loss) from investment operations
Net investment loss (d)	$(0.26)	$(0.19)	$(0.19)	$(0.08)	$(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	2.27	2.61	0.79	(1.31)	(0.77)
Total from investment operations	$2.01	$2.42	$0.60	$(1.39)	$(0.92)
Net asset value, end of period (x)	$15.42	$13.41	$10.99	$10.39	$11.78
Total return (%) (r)(s)(x)	14.99	22.02	5.77	(11.80)	(7.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.21	2.27	2.38	2.58	2.36
Expenses after expense reductions (f)	2.21	2.27	2.32	2.19	2.21
Net investment loss	(1.82)	(1.39)	(1.66)	(0.96)	(1.22)
Portfolio turnover	68	106	182	226	231
Net assets at end of period (000 omitted)	$1,666	$1,831	$1,421	$1,585	$2,026
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.13	2.18	2.28	2.15	2.20

See Notes to Financial Statements

22

Financial Highlights – continued

Class R2	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$14.15	$11.54	$10.85	$12.25	$13.14
Income (loss) from investment operations
Net investment loss (d)	$(0.20)	$(0.12)	$(0.14)	$(0.04)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	2.41	2.73	0.83	(1.36)	(0.80)
Total from investment operations	$2.21	$2.61	$0.69	$(1.40)	$(0.89)
Net asset value, end of period (x)	$16.36	$14.15	$11.54	$10.85	$12.25
Total return (%) (r)(s)(x)	15.62	22.62	6.36	(11.43)	(6.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	1.77	1.87	2.07	1.85
Expenses after expense reductions (f)	1.70	1.77	1.82	1.69	1.71
Net investment loss	(1.33)	(0.87)	(1.16)	(0.50)	(0.65)
Portfolio turnover	68	106	182	226	231
Net assets at end of period (000 omitted)	$17,748	$15,911	$13,501	$13,775	$12,098
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.63	1.68	1.78	1.65	1.69

See Notes to Financial Statements

23

Financial Highlights – continued

Class R3	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$14.49	$11.79	$11.06	$12.45	$13.33
Income (loss) from investment operations
Net investment loss (d)	$(0.17)	$(0.09)	$(0.11)	$(0.02)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	2.48	2.79	0.84	(1.37)	(0.82)
Total from investment operations	$2.31	$2.70	$0.73	$(1.39)	$(0.88)
Net asset value, end of period (x)	$16.80	$14.49	$11.79	$11.06	$12.45
Total return (%) (r)(s)(x)	15.94	22.90	6.60	(11.16)	(6.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	1.52	1.62	1.82	1.61
Expenses after expense reductions (f)	1.45	1.52	1.58	1.44	1.46
Net investment loss	(1.08)	(0.63)	(0.90)	(0.24)	(0.44)
Portfolio turnover	68	106	182	226	231
Net assets at end of period (000 omitted)	$8,720	$5,949	$4,589	$3,133	$2,390
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.38	1.43	1.53	1.40	1.44
See Notes to Financial Statements

24

Financial Highlights – continued

Class R4	Years ended 8/31
	2012	2011	2010	2009		2008
Net asset value, beginning of period	$14.76	$11.98	$11.21	$12.58		$13.43
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)	$(0.05)	$(0.08)	$(0.00	)(w)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	2.53	2.83	0.85	(1.37)		(0.82)
Total from investment operations	$2.39	$2.78	$0.77	$(1.37)		$(0.85)
Net asset value, end of period (x)	$17.15	$14.76	$11.98	$11.21		$12.58
Total return (%) (r)(s)(x)	16.19	23.21	6.87	(10.89)		(6.33)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	1.26	1.39	1.54		1.35
Expenses after expense reductions (f)	1.20	1.26	1.36	1.18		1.20
Net investment loss	(0.84)	(0.32)	(0.65)	(0.02)		(0.24)
Portfolio turnover	68	106	182	226		231
Net assets at end of period (000 omitted)	$823	$368	$445	$153		$76
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.12	1.17	1.31	1.15		1.19

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Nortel Networks Corp., the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the year ended August 31, 2008 would have each been lower by approximately 0.55%.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Technology Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party

26

Notes to Financial Statements – continued

pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

27

Notes to Financial Statements – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$234,300,004	$—	$—	$234,300,004
Mutual Funds	2,655,233	—	—	2,655,233
Total Investments	$236,955,237	$—	$—	$236,955,237
Short Sales	$(14,158,594)	$—	$—	$(14,158,594)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

28

Notes to Financial Statements – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Equity	Purchased Equity Options	$17,460

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended August 31, 2012 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$(1,036,346)	$1,410,443

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the year ended August 31, 2012 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Equity	$106,164

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange

29

Notes to Financial Statements – continued

contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Deposits with brokers”. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

30

Notes to Financial Statements – continued

Written Options

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	70,084	3,278,963
Options closed	(15,206)	(978,131)
Options exercised	(16,381)	(784,299)
Options expired	(38,497)	(1,516,533)
Outstanding, end of period	—	$—

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the year ended August 31, 2012, this expense amounted to $156,797. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

31

Notes to Financial Statements – continued

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended August 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

32

Notes to Financial Statements – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and straddle loss deferrals.

The fund declared no distributions for the years ended August 31, 2012, and August 31, 2011.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/12
Cost of investments	$214,890,677
Gross appreciation	33,799,148
Gross depreciation	(11,734,588)
Net unrealized appreciation (depreciation)	$22,064,560
Capital loss carryforwards	(4,909,196)
Late year ordinary loss deferral	(1,730,842)
Other temporary differences	(2,480,673)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
8/31/17	$(4,909,196)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

33

Notes to Financial Statements – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The management fee incurred for the year ended August 31, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.63%	2.38%	2.38%	1.38%	2.38%	1.88%	1.63%	1.38%

This written agreement will terminate on January 1, 2013. For the year ended August 31, 2012, the fund’s actual operating expenses did not exceed this limit and therefore, the investment advisor did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $67,865 for the year ended August 31, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$316,246
Class B	0.75%	0.25%	1.00%	1.00%	121,148
Class C	0.75%	0.25%	1.00%	1.00%	216,989
Class R1	0.75%	0.25%	1.00%	1.00%	16,964
Class R2	0.25%	0.25%	0.50%	0.50%	88,446
Class R3	—	0.25%	0.25%	0.25%	18,417
Total Distribution and Service Fees					$778,210

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The

34

Notes to Financial Statements – continued

distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2012, were as follows:

Amount
Class A	$1,078
Class B	13,647
Class C	3,971

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended August 31, 2012, the fee was $177,320, which equated to 0.0868% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended August 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $280,527.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended August 31, 2012 was equivalent to an annual effective rate of 0.0197% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002,

35

Notes to Financial Statements – continued

accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $229 and the Retirement Deferral plan resulted in an expense of $2,265. Both amounts are included in independent Trustees’ compensation for the year ended August 31, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $34,860 at August 31, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended August 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,739 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $779, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $177,946,598 and $137,422,291, respectively.

36

Notes to Financial Statements – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 8/31/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,385,487	$68,224,840	3,309,080	$46,853,793
Class B	249,166	3,681,517	218,526	3,035,346
Class C	452,692	6,675,463	374,865	5,194,282
Class I	825,858	13,582,625	319,269	4,967,711
Class R1	65,270	952,929	64,743	909,635
Class R2	449,751	6,881,970	504,283	7,222,247
Class R3	217,083	3,429,874	154,327	2,258,272
Class R4	33,836	580,313	20,762	311,548
	6,679,143	$104,009,531	4,965,855	$70,752,834

Shares reacquired
Class A	(2,516,406)	$(39,626,319)	(3,667,970)	$(53,021,307)
Class B	(259,722)	(3,774,776)	(448,112)	(6,073,402)
Class C	(336,739)	(4,866,313)	(472,641)	(6,284,669)
Class I	(295,603)	(4,806,624)	(325,864)	(4,897,130)
Class R1	(93,859)	(1,325,651)	(57,451)	(778,601)
Class R2	(489,349)	(7,511,245)	(549,663)	(7,928,376)
Class R3	(108,503)	(1,713,405)	(133,018)	(1,967,865)
Class R4	(10,799)	(175,755)	(32,973)	(520,568)
	(4,110,980)	$(63,800,088)	(5,687,692)	$(81,471,918)

Net change
Class A	1,869,081	$28,598,521	(358,890)	$(6,167,514)
Class B	(10,556)	(93,259)	(229,586)	(3,038,056)
Class C	115,953	1,809,150	(97,776)	(1,090,387)
Class I	530,255	8,776,001	(6,595)	70,581
Class R1	(28,589)	(372,722)	7,292	131,034
Class R2	(39,598)	(629,275)	(45,380)	(706,129)
Class R3	108,580	1,716,469	21,309	290,407
Class R4	23,037	404,558	(12,211)	(209,020)
	2,568,163	$40,209,443	(721,837)	$(10,719,084)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating

37

Notes to Financial Statements – continued

funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended August 31, 2012, the fund’s commitment fee and interest expense were $1,395 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,714,975	100,997,901	(100,057,643)	2,655,233

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,255	$2,655,233

38

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust I and Shareholders of
MFS Technology Fund:

We have audited the accompanying statement of assets and liabilities of MFS Technology Fund (the Fund) (one of the portfolios comprising MFS Series Trust I), including the portfolio of investments, as of August 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Technology Fund at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

October 17, 2012

39

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2012, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 48)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 70)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until 2007)	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)
Robert E. Butler (age 70)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 57)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)
Michael Hegarty (age 67)	Trustee	December 2004	Private investor	N/A
John P. Kavanaugh (age 57)	Trustee	January 2009	Private investor	N/A

40

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A
Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 71)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
John M. Corcoran (k) (age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A
Christopher R. Bohane (k) (age 38)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kino Clark (k) (age 44)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Asset Management, Director and Senior Counsel (until 2012)	N/A

41

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Ethan D. Corey (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008);	N/A
Brian E. Langenfeld (k) (age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan S. Newton (k) (age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 41)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kasey L. Phillips (k) (age 41)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

42

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Mark N. Polebaum (k) (age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 52)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2012, the Trustees served as board members of 131 funds within the MFS Family of Funds.

43

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 500 Boylston Street Boston, MA 02116-3741	State Street Bank and Trust 1 Lincoln Street Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 500 Boylston Street Boston, MA 02116-3741	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Portfolio Manager
Matthew Sabel

44

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

45

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In addition to considering the performance information provided in connection with the contract review meetings, the independent Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2011, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The independent Trustees further noted that the Fund’s three-year performance as compared to its Lipper performance universe improved for the period ended December 31, 2011, as compared to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into

46

Board Review of Investment Advisory Agreement – continued

account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

47

Board Review of Investment Advisory Agreement – continued

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

48

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2012 income tax forms in January 2013.

49

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

50

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

51

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

August 31, 2012

MFS® VALUE FUND

EIF-ANN

MFS® VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets continue to face a number of major economic and political challenges. While the European debt crisis has deepened and spread, there appears to be scope for improvement given the European Central Bank’s willingness to backstop troubled sovereigns. Economic activity in China, until recently the world’s growth engine, appears to be bottoming. Even the relatively strong and stable US economy has been affected by uncertainty over the presidential election and the threat of a “fiscal cliff” at year- end. At the same time, global consumer and producer confidence has fallen sharply. And a search for safe havens by nervous investors has driven down yields on highly rated government bonds, including those issued by Germany and the United States, to multi-decade lows.

But there is also good news: Global economic data have modestly improved, performing slightly better than expected. However, the improvement is too short-lived to be called a trend. Equity markets have been largely range bound since the

Fed extended its quantitative easing program, leaving little expectation that the bank will add further money to the system. It is hard to know how much of the recent gain in financial markets has been the result of actual economic improvements versus expectations that renewed central bank action will soon lead to an economic rebound.

Through all this uncertainty, managing risk remains a top priority for investors and their advisors. At MFS®, our emphasis on global research is designed to keep our investment process functioning smoothly at all times. Close collaboration among colleagues around the world is vital in periods of uncertainty and heightened volatility. We share ideas and evaluate opportunities across continents and across all investment disciplines and types of investments. We employ this uniquely collaborative approach to build better insights — and better results — for our clients.

Like our investors, we are mindful of the many economic challenges we face at the local, national and international levels. In times like these, it is more important than ever to maintain a long-term view, adhere to time-tested investing principles such as asset allocation and diversification and work closely with investment advisors to research and identify the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

October 17, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Philip Morris International, Inc.	3.9%
Lockheed Martin Corp.	3.5%
Pfizer, Inc.	3.2%
JPMorgan Chase & Co.	3.0%
Johnson & Johnson	2.7%
Chevron Corp.	2.3%
Goldman Sachs Group, Inc.	2.2%
AT&T, Inc.	2.1%
Accenture PLC, “A”	2.1%
United Technologies Corp.	2.0%

Equity sectors
Financial Services	21.0%
Consumer Staples	13.0%
Health Care	13.0%
Industrial Goods & Services	11.8%
Energy	7.4%
Leisure	6.9%
Utilities & Communications	5.2%
Technology	5.2%
Basic Materials	4.0%
Retailing	3.9%
Special Products & Services	3.1%
Autos & Housing	2.7%
Transportation	1.9%

Percentages are based on net assets as of 8/31/12.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended August 31, 2012, Class A shares of the MFS Value Fund (the “fund”) provided a total return of 16.16%, at net asset value. This compares with a return of 17.30% for the fund’s benchmark, the Russell 1000 Value Index.

Market Environment

At the beginning of the reporting period, markets were roiled by several global concerns. These included prospects of U.S. sovereign debt default and the long-term public debt profile, the path of eurozone integration and the scope of its bailout facilities, the likelihood of a Chinese hard landing, and the global supply chain disruption resulting from the Japanese earthquake. Amidst this turmoil, global equity markets declined sharply and credit spreads widened. At the same time, global consumer and producer sentiment indicators fell precipitously, while highly-rated sovereign bond yields hit multi-decade lows.

During the middle of the period, however, additional liquidity from the U.S. Federal Reserve (in the form of “Operation Twist”) and the European Central Bank (in the form of 3-year, Long Term Refinancing Operations, or LTROs), coupled with healthier global macroeconomic conditions, led by moderate but sustained U.S. growth, ushered in improved market dynamics.

Towards the end of the period, though, market trends were more mixed. Worsening conditions were driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. However, broad market sentiment remained relatively resilient, as equity markets generally maintained gains and credit spreads did not indicate deterioration.

Detractors from Performance

Stock selection in the financial services sector dampened returns relative to the Russell 1000 Value Index. An overweight position in investment banking firm Goldman Sachs, and not holding strong-performing financial services holding company U.S. Bancorp, held back relative results. Shares of Goldman Sachs were negatively impacted by the company’s report of a loss, for only the second time in its history as a public company, as total revenues declined significantly, led by particularly weak results in its investment banking division. In addition, uncertainty surrounding regulatory reform and the European Sovereign debt crisis further hindered the stock’s performance.

Stock selection in the retailing and health care sectors was another negative factor for relative performance. No individual securities within the retailing sector were among the fund’s top relative detractors for the reporting period. Within the health care sector, holdings of cardiovascular medical device maker St. Jude Medical and medical technology company Becton Dickinson hindered relative results. Shares of St. Jude Medical came under pressure after its pulmonary artery pressure monitoring system failed to garner a positive vote at its advisory panel. The FDA’s recall of the company’s Riata defibrillator leads, which the company stopped selling last year, also weighed on the stock.

Elsewhere, not holding diversified industrial conglomerate General Electric, and an underweight position in semiconductor company Intel, hurt relative returns as both

Management Review – continued

stocks outperformed the benchmark during the reporting period. Holdings of multi-industrial company Johnson Controls, global food company Nestle  (b) (Switzerland), and toy maker Hasbro also weakened relative results. Shares of Johnson Controls fell as the company reported weak earnings due to a variety of issues, notably weaker-than-expected margins and an abnormally warm winter in the States, which led to lower-than-normal demand for car batteries.

The fund’s cash and/or cash equivalents position dampened relative performance. The fund strives to be fully invested and only holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund’s benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

During the reporting period, the fund’s relative currency exposure, resulting primarily from differences between the fund’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our portfolios to have different currency exposure than the benchmark.

Contributors to Performance

Stock selection in the consumer staples sector boosted relative performance. An overweight position in strong-performing tobacco company Philip Morris International and holdings of alcoholic drink producer Diageo (b) (United Kingdom) aided relative returns. Shares of Philip Morris International traded higher after reporting profits that beat expectations, aided by an increase in pricing. In addition, the company returned a majority of its cash flow back to investors in the form of dividends and a share repurchase program and reiterated its intent to continue doing so in the future. Management also commented that the company anticipates stronger growth in Asia. An underweight position in consumer products company Procter & Gamble also helped relative returns as the stock underperformed the benchmark over the reporting period.

Stock selection in the basic materials sector also benefited relative results. Holdings of strong-performing protective and decorative coatings manufacturer PPG Industries  (b), and an avoidance of weak-performing gold and copper mining company Newmont Mining, contributed to relative performance. PPG Industries released results that beat consensus estimates due to robust industrial coating and optical demand, lower natural gas prices which bolstered its Chlor-Alkali business, strong pricing realizations which offset the impact of rising raw materials costs, and additional restructuring benefits.

Stocks in other sectors that strengthened relative results included defense contractor Lockheed Martin and paint and coatings manufacturer Sherwin Williams (b)(h). The fund’s underweight position in computer products and services provider Hewlett-Packard, and an avoidance of weak-performing financial services firm Citigroup and oil and gas company Chesapeake Energy, also benefited relative performance.

Respectfully,

Nevin Chitkara	Steven Gorham
Portfolio Manager	Portfolio Manager

(b)	Security is not a benchmark constituent.

(h)	Security was not held in the portfolio at period end.

Management Review – continued

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 8/31/12

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment

Performance Summary – continued

Total Returns through 8/31/12

Average annual without sales charge

Share Class	Class inception date	1-yr	5-yr	10-yr	Life (t)
A	1/02/96	16.16%	0.56%	6.80%	N/A
B	11/04/97	15.28%	(0.17)%	6.06%	N/A
C	11/05/97	15.23%	(0.18)%	6.06%	N/A
I	1/02/97	16.42%	0.83%	7.13%	N/A
R1	4/01/05	15.29%	(0.18)%	N/A	3.65%
R2	10/31/03	15.80%	0.31%	N/A	6.18%
R3	4/01/05	16.11%	0.57%	N/A	4.42%
R4	4/01/05	16.40%	0.82%	N/A	4.70%
R5 (formerly Class W)	5/01/06	16.48%	0.76%	N/A	3.25%
529A	7/31/02	16.06%	0.44%	6.59%	N/A
529B	7/31/02	15.27%	(0.28)%	5.88%	N/A
529C	7/31/02	15.18%	(0.28)%	5.87%	N/A
Comparative benchmark
Russell 1000 Value Index (f)		17.30%	(0.85)%	6.57%	N/A
Average annual with sales charge
A With Initial Sales Charge (5.75%)		9.48%	(0.63)%	6.17%	N/A
B With CDSC (Declining over six years from 4% to 0%) (x)		11.28%	(0.53)%	6.06%	N/A
C With CDSC (1% for 12 months) (x)		14.23%	(0.18)%	6.06%	N/A
529A With Initial Sales Charge (5.75%)		9.39%	(0.74)%	5.96%	N/A
529B With CDSC (Declining over six years from 4% to 0%) (x)		11.27%	(0.64)%	5.88%	N/A
529C With CDSC (1% for 12 months) (x)		14.18%	(0.28)%	5.87%	N/A

Class I, R1, R2, R3, R4, and R5 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

As further discussed in Note 5 in the Notes to Financial Statements, on May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became

Performance Summary – continued

shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Benchmark Definition

Russell 1000 Value Index – constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the funds share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

March 1, 2012 through August 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/12	Ending Account Value 8/31/12	Expenses Paid During Period (p) 3/01/12-8/31/12
A	Actual	0.92%	$1,000.00	$1,032.75	$4.70
	Hypothetical (h)	0.92%	$1,000.00	$1,020.51	$4.67
B	Actual	1.67%	$1,000.00	$1,028.56	$8.52
	Hypothetical (h)	1.67%	$1,000.00	$1,016.74	$8.47
C	Actual	1.67%	$1,000.00	$1,028.39	$8.51
	Hypothetical (h)	1.67%	$1,000.00	$1,016.74	$8.47
I	Actual	0.67%	$1,000.00	$1,033.75	$3.43
	Hypothetical (h)	0.67%	$1,000.00	$1,021.77	$3.40
R1	Actual	1.67%	$1,000.00	$1,028.65	$8.52
	Hypothetical (h)	1.67%	$1,000.00	$1,016.74	$8.47
R2	Actual	1.17%	$1,000.00	$1,030.84	$5.97
	Hypothetical (h)	1.17%	$1,000.00	$1,019.25	$5.94
R3	Actual	0.92%	$1,000.00	$1,032.35	$4.70
	Hypothetical (h)	0.92%	$1,000.00	$1,020.51	$4.67
R4	Actual	0.67%	$1,000.00	$1,033.49	$3.42
	Hypothetical (h)	0.67%	$1,000.00	$1,021.77	$3.40
R5 (formerly Class W)	Actual	0.71%	$1,000.00	$1,034.57	$3.63
	Hypothetical (h)	0.71%	$1,000.00	$1,021.57	$3.61
529A	Actual	0.97%	$1,000.00	$1,031.81	$4.95
	Hypothetical (h)	0.97%	$1,000.00	$1,020.26	$4.93
529B	Actual	1.72%	$1,000.00	$1,028.18	$8.77
	Hypothetical (h)	1.72%	$1,000.00	$1,016.49	$8.72
529C	Actual	1.72%	$1,000.00	$1,028.06	$8.77
	Hypothetical (h)	1.72%	$1,000.00	$1,016.49	$8.72

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

As further discussed in Note 5 in the Notes to Financial statements, the Class W shares were redesignated Class R5 on May 30, 2012 which resulted in changes to the fund’s fee agreements. Class R5 shares are generally available only to certain eligible retirement

Expense Table – continued

plans and to the funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. Additional changes to the fund’s fee arrangements occurred during the six month period as well. Had all changes been in effect throughout the entire six month period, the annualized expense ratio would have been 0.61% for Class R5; the actual expense paid during the period would have been approximately $3.12 for Class R5; and the hypothetical expense paid during the period would have been approximately $3.10 for Class R5. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

8/31/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.9%
Issuer	Shares/Par	Value ($)

Aerospace - 8.3%
Honeywell International, Inc.	5,956,530	$348,159,181
Huntington Ingalls Industries, Inc. (a)	153,807	6,163,046
Lockheed Martin Corp.	7,803,729	711,231,861
Northrop Grumman Corp.	3,368,118	225,293,413
United Technologies Corp.	5,133,825	409,935,926

		$1,700,783,427
Alcoholic Beverages - 1.8%
Diageo PLC	13,858,821	$379,599,071

Automotive - 1.6%
Delphi Automotive PLC (a)	3,381,743	$102,432,995
General Motors Co. (a)	1,654,422	35,321,910
Johnson Controls, Inc.	7,393,282	201,171,203

		$338,926,108
Broadcasting - 4.1%
Omnicom Group, Inc.	4,803,909	$246,776,805
Viacom, Inc., “B”	4,684,058	234,249,741
Walt Disney Co.	7,500,687	371,058,986

		$852,085,532
Brokerage & Asset Managers - 1.8%
BlackRock, Inc.	1,421,036	$250,628,119
Franklin Resources, Inc.	1,118,063	131,260,596

		$381,888,715
Business Services - 3.1%
Accenture PLC, “A”	6,902,175	$425,173,980
Dun & Bradstreet Corp.	1,384,604	112,083,694
Fiserv, Inc. (a)	1,364,442	97,298,359

		$634,556,033
Cable TV - 0.9%
Comcast Corp., “Special A”	5,908,138	$194,200,496

Chemicals - 3.1%
3M Co.	3,911,692	$362,222,679
PPG Industries, Inc.	2,460,385	270,691,558

		$632,914,237

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 1.8%
Oracle Corp.	11,426,047	$361,634,388

Computer Software - Systems - 2.1%
Hewlett-Packard Co.	2,176,055	$36,731,808
International Business Machines Corp.	2,047,249	398,906,468

		$435,638,276
Construction - 1.1%
Stanley Black & Decker, Inc.	3,320,809	$218,442,816

Consumer Products - 0.5%
Procter & Gamble Co.	1,527,410	$102,626,678

Electrical Equipment - 2.5%
Danaher Corp.	4,444,175	$238,074,455
Tyco International Ltd.	5,069,415	285,813,618

		$523,888,073
Electronics - 0.9%
Intel Corp.	7,083,290	$175,878,091

Energy - Independent - 3.0%
Apache Corp.	1,591,634	$136,482,616
EOG Resources, Inc.	1,227,187	132,904,352
Occidental Petroleum Corp.	4,193,165	356,460,957

		$625,847,925
Energy - Integrated - 4.1%
Chevron Corp.	4,157,955	$466,356,233
Exxon Mobil Corp.	4,269,772	372,751,096

		$839,107,329
Engineering - Construction - 0.1%
Fluor Corp.	564,979	$29,096,419

Food & Beverages - 5.3%
Coca-Cola Enterprises, Inc.	556,791	$16,442,038
General Mills, Inc.	8,018,662	315,373,976
Groupe Danone	3,279,621	204,399,055
J.M. Smucker Co.	881,010	74,859,420
Kellogg Co.	1,770,104	89,655,768
Nestle S.A.	3,703,938	230,259,474
PepsiCo, Inc.	2,349,794	170,195,579

		$1,101,185,310

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 1.3%
CVS Caremark Corp.	4,782,679	$217,851,028
Walgreen Co.	1,164,939	41,658,219

		$259,509,247
General Merchandise - 1.8%
Kohl’s Corp.	1,337,682	$69,827,000
Target Corp.	4,558,988	292,185,541

		$362,012,541
Insurance - 7.1%
ACE Ltd.	2,667,939	$196,707,142
Aon PLC	4,055,726	210,735,523
Chubb Corp.	2,193,169	162,053,257
MetLife, Inc.	10,847,391	370,221,455
Prudential Financial, Inc.	4,716,171	257,078,481
Travelers Cos., Inc.	4,009,318	259,563,247

		$1,456,359,105
Leisure & Toys - 0.9%
Hasbro, Inc.	4,918,382	$184,488,509

Machinery & Tools - 0.8%
Eaton Corp.	3,481,360	$155,686,419

Major Banks - 10.5%
Bank of America Corp.	5,769,193	$46,095,852
Bank of New York Mellon Corp.	14,327,517	322,942,233
Goldman Sachs Group, Inc.	4,291,423	453,689,240
JPMorgan Chase & Co.	16,900,630	627,689,398
PNC Financial Services Group, Inc.	2,538,215	157,775,444
State Street Corp.	3,893,070	161,951,712
Wells Fargo & Co.	11,631,139	395,807,660

		$2,165,951,539
Medical & Health Technology & Services - 0.6%
Quest Diagnostics, Inc.	1,888,756	$114,213,075

Medical Equipment - 3.4%
Becton, Dickinson & Co.	1,562,719	$118,735,390
Medtronic, Inc.	5,678,110	230,871,953
St. Jude Medical, Inc.	4,510,408	170,313,006
Thermo Fisher Scientific, Inc.	3,227,053	185,071,490

		$704,991,839

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 0.4%
Cisco Systems, Inc.	4,756,764	$90,759,057

Oil Services - 0.3%
Transocean, Inc.	1,105,342	$54,194,918

Other Banks & Diversified Financials - 1.6%
MasterCard, Inc., “A”	225,904	$95,534,802
SunTrust Banks, Inc.	1,290,583	32,483,974
Western Union Co.	10,999,108	193,694,292

		$321,713,068
Pharmaceuticals - 9.0%
Abbott Laboratories	5,035,993	$330,058,981
Johnson & Johnson	8,120,055	547,535,309
Merck & Co., Inc.	4,731,939	203,709,974
Pfizer, Inc.	27,526,065	656,771,911
Roche Holding AG	617,545	112,422,039

		$1,850,498,214

Printing & Publishing - 0.8%
McGraw-Hill Cos., Inc.	1,486,380	$76,102,656
Moody’s Corp.	2,396,649	94,907,300

		$171,009,956
Railroad & Shipping - 0.7%
Canadian National Railway Co.	1,537,811	$140,771,219

Restaurants - 0.2%
McDonald’s Corp.	387,620	$34,688,114

Specialty Chemicals - 0.9%
Air Products & Chemicals, Inc.	2,260,130	$186,641,535

Specialty Stores - 0.8%
Advance Auto Parts, Inc.	1,366,154	$97,160,872
Staples, Inc.	6,367,021	69,527,869

		$166,688,741
Telecommunications - Wireless - 1.9%
Vodafone Group PLC	138,291,404	$398,548,860

Telephone Services - 2.1%
AT&T, Inc.	12,010,478	$440,063,914

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 5.4%
Altria Group, Inc.	3,543,265	$120,329,279
Lorillard, Inc.	1,460,601	183,320,032
Philip Morris International, Inc.	9,020,432	805,524,578

		$1,109,173,889
Trucking - 1.2%
United Parcel Service, Inc., “B”	3,261,789	$240,752,646

Utilities - Electric Power - 1.1%
PG&E Corp.	3,379,084	$146,686,036
PPL Corp.	1,394,579	40,903,002
Public Service Enterprise Group, Inc.	1,387,125	43,916,378

		$231,505,416
Total Common Stocks (Identified Cost, $17,250,166,535)		$20,368,520,745

Convertible Preferred Stocks - 0.2%
Aerospace - 0.1%
United Technologies Corp., 7.5% (a)	364,100	$20,324,062

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	426,576	$23,312,378
Total Convertible Preferred Stocks (Identified Cost, $39,667,155)		$43,636,440

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	84,789,410	$84,789,410
Total Investments (Identified Cost, $17,374,623,100)		$20,496,946,595

Other Assets, Less Liabilities - 0.5%		109,959,589
Net Assets - 100.0%		$20,606,906,184

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/12

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $17,289,833,690)	$20,412,157,185
Underlying affiliated funds, at cost and value	84,789,410
Total investments, at value (identified cost, $17,374,623,100)	$20,496,946,595
Receivables for
Investments sold	49,889,182
Fund shares sold	89,535,588
Dividends	57,530,631
Other assets	34,573
Total assets	$20,693,936,569
Liabilities
Payables for
Investments purchased	$51,340,610
Fund shares reacquired	25,729,721
Payable to affiliates
Investment adviser	587,615
Shareholder servicing costs	8,390,014
Distribution and service fees	179,395
Program manager fees	32
Payable for independent Trustees’ compensation	5,071
Accrued expenses and other liabilities	797,927
Total liabilities	$87,030,385
Net assets	$20,606,906,184
Net assets consist of
Paid-in capital	$17,455,300,052
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,122,219,288
Accumulated net realized gain (loss) on investments and foreign currency	(37,280,362)
Undistributed net investment income	66,667,206
Net assets	$20,606,906,184
Shares of beneficial interest outstanding	826,945,919

Statement of Assets and Liabilities – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$6,628,243,842	266,244,298	$24.90
Class B	167,948,757	6,783,242	24.76
Class C	906,571,720	36,775,115	24.65
Class I	7,472,693,113	298,715,944	25.02
Class R1	32,388,507	1,322,183	24.50
Class R2	517,004,598	20,937,999	24.69
Class R3	1,022,504,265	41,180,667	24.83
Class R4	2,907,088,451	116,728,378	24.90
Class R5 (formerly Class W)	940,695,081	37,780,735	24.90
Class 529A	8,194,983	331,198	24.74
Class 529B	963,209	39,354	24.48
Class 529C	2,609,658	106,806	24.43

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $26.42 [100 / 94.25 x $24.90] and $26.25 [100 / 94.25 x $24.74], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Year ended 8/31/12

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$500,523,326
Interest	390,830
Dividends from underlying affiliated funds	218,122
Foreign taxes withheld	(2,808,758)
Total investment income	$498,323,520
Expenses
Management fee	$97,726,634
Distribution and service fees	30,625,045
Program manager fees	10,876
Shareholder servicing costs	22,482,730
Administrative services fee	601,122
Independent Trustees’ compensation	185,632
Custodian fee	461,297
Shareholder communications	1,040,346
Audit and tax fees	51,622
Legal fees	249,383
Miscellaneous	1,640,423
Total expenses	$155,075,110
Fees paid indirectly	(344)
Reduction of expenses by investment adviser and distributor	(2,775,838)
Net expenses	$152,298,928
Net investment income	$346,024,592
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$643,253,329
Foreign currency	51,704
Net realized gain (loss) on investments and foreign currency	$643,305,033
Change in unrealized appreciation (depreciation)
Investments	$1,686,727,718
Translation of assets and liabilities in foreign currencies	(1,163,591)
Net unrealized gain (loss) on investments and foreign currency translation	$1,685,564,127
Net realized and unrealized gain (loss) on investments and foreign currency	$2,328,869,160
Change in net assets from operations	$2,674,893,752

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Years ended 8/31
	2012	2011
Change in net assets
From operations
Net investment income	$346,024,592	$252,446,761
Net realized gain (loss) on investments and foreign currency	643,305,033	764,313,419
Net unrealized gain (loss) on investments and foreign currency translation	1,685,564,127	775,371,820
Change in net assets from operations	$2,674,893,752	$1,792,132,000
Distributions declared to shareholders
From net investment income	$(327,177,582)	$(235,320,231)
Change in net assets from fund share transactions	$2,172,787,694	$1,471,770,373
Total change in net assets	$4,520,503,864	$3,028,582,142
Net assets
At beginning of period	16,086,402,320	13,057,820,178
At end of period (including undistributed net investment income of $66,667,206 and $47,768,492, respectively)	$20,606,906,184	$16,086,402,320

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$21.83	$19.46	$19.39	$23.75	$28.11
Income (loss) from investment operations
Net investment income (d)	$0.43	$0.34	$0.32	$0.34	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	3.05	2.35	0.06 (g)	(4.35)	(2.43)
Total from investment operations	$3.48	$2.69	$0.38	$(4.01)	$(2.11)
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.32)	$(0.31)	$(0.35)	$(0.31)
From net realized gain on investments	—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.41)	$(0.32)	$(0.31)	$(0.35)	$(2.25)
Net asset value, end of period (x)	$24.90	$21.83	$19.46	$19.39	$23.75
Total return (%) (r)(s)(t)(x)	16.16	13.78	1.88	(16.75)	(8.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	0.95	0.98	1.09	1.11
Expenses after expense reductions (f)	0.93	0.94	0.98	1.09	1.10
Net investment income	1.86	1.49	1.54	1.94	1.24
Portfolio turnover	14	17	22	33	31
Net assets at end of period (000 omitted)	$6,628,244	$5,086,069	$4,980,816	$4,665,411	$5,724,586

See Notes to Financial Statements

Financial Highlights – continued

Class B	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$21.70	$19.34	$19.26	$23.59	$27.92
Income (loss) from investment operations
Net investment income (d)	$0.26	$0.16	$0.16	$0.22	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	3.03	2.34	0.07 (g)	(4.34)	(2.41)
Total from investment operations	$3.29	$2.50	$0.23	$(4.12)	$(2.26)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.14)	$(0.15)	$(0.21)	$(0.13)
From net realized gain on investments	—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.23)	$(0.14)	$(0.15)	$(0.21)	$(2.07)
Net asset value, end of period (x)	$24.76	$21.70	$19.34	$19.26	$23.59
Total return (%) (r)(s)(t)(x)	15.28	12.92	1.14	(17.36)	(8.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	1.70	1.73	1.79	1.76
Expenses after expense reductions (f)	1.68	1.69	1.73	1.79	1.75
Net investment income	1.11	0.73	0.80	1.26	0.58
Portfolio turnover	14	17	22	33	31
Net assets at end of period (000 omitted)	$167,949	$182,654	$238,473	$371,270	$672,484

See Notes to Financial Statements

Financial Highlights – continued

Class C	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$21.62	$19.27	$19.21	$23.54	$27.88
Income (loss) from investment operations
Net investment income (d)	$0.25	$0.17	$0.16	$0.22	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	3.02	2.33	0.06 (g)	(4.33)	(2.41)
Total from investment operations	$3.27	$2.50	$0.22	$(4.11)	$(2.26)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.15)	$(0.16)	$(0.22)	$(0.14)
From net realized gain on investments	—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.24)	$(0.15)	$(0.16)	$(0.22)	$(2.08)
Net asset value, end of period (x)	$24.65	$21.62	$19.27	$19.21	$23.54
Total return (%) (r)(s)(t)(x)	15.23	12.97	1.11	(17.35)	(8.88)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	1.70	1.73	1.79	1.76
Expenses after expense reductions (f)	1.68	1.69	1.73	1.79	1.75
Net investment income	1.11	0.74	0.79	1.24	0.59
Portfolio turnover	14	17	22	33	31
Net assets at end of period (000 omitted)	$906,572	$871,026	$832,696	$776,373	$950,299

See Notes to Financial Statements

Financial Highlights – continued

Class I	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$21.94	$19.55	$19.48	$23.87	$28.24
Income (loss) from investment operations
Net investment income (d)	$0.49	$0.40	$0.37	$0.40	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	3.06	2.37	0.06 (g)	(4.38)	(2.44)
Total from investment operations	$3.55	$2.77	$0.43	$(3.98)	$(2.03)
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.38)	$(0.36)	$(0.41)	$(0.40)
From net realized gain on investments	—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.47)	$(0.38)	$(0.36)	$(0.41)	$(2.34)
Net asset value, end of period (x)	$25.02	$21.94	$19.55	$19.48	$23.87
Total return (%) (r)(s)(x)	16.42	14.10	2.12	(16.53)	(7.94)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	0.70	0.73	0.79	0.76
Expenses after expense reductions (f)	0.68	0.69	0.73	0.79	0.75
Net investment income	2.11	1.75	1.79	2.26	1.60
Portfolio turnover	14	17	22	33	31
Net assets at end of period (000 omitted)	$7,472,693	$5,272,157	$3,289,827	$2,335,922	$1,663,139

See Notes to Financial Statements

Financial Highlights – continued

Class R1	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$21.48	$19.15	$19.09	$23.42	$27.76
Income (loss) from investment operations
Net investment income (d)	$0.25	$0.17	$0.16	$0.21	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	3.01	2.32	0.06 (g)	(4.31)	(2.40)
Total from investment operations	$3.26	$2.49	$0.22	$(4.10)	$(2.26)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.16)	$(0.16)	$(0.23)	$(0.14)
From net realized gain on investments	—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.24)	$(0.16)	$(0.16)	$(0.23)	$(2.08)
Net asset value, end of period (x)	$24.50	$21.48	$19.15	$19.09	$23.42
Total return (%) (r)(s)(x)	15.29	12.95	1.13	(17.38)	(8.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	1.70	1.73	1.78	1.81
Expenses after expense reductions (f)	1.68	1.69	1.73	1.78	1.79
Net investment income	1.10	0.74	0.80	1.24	0.54
Portfolio turnover	14	17	22	33	31
Net assets at end of period (000 omitted)	$32,389	$33,806	$32,934	$30,690	$25,252

See Notes to Financial Statements

Financial Highlights – continued

Class R2	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$21.66	$19.31	$19.24	$23.59	$27.94
Income (loss) from investment operations
Net investment income (d)	$0.37	$0.28	$0.26	$0.30	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	3.01	2.34	0.07 (g)	(4.33)	(2.42)
Total from investment operations	$3.38	$2.62	$0.33	$(4.03)	$(2.15)
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.27)	$(0.26)	$(0.32)	$(0.26)
From net realized gain on investments	—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.35)	$(0.27)	$(0.26)	$(0.32)	$(2.20)
Net asset value, end of period (x)	$24.69	$21.66	$19.31	$19.24	$23.59
Total return (%) (r)(s)(x)	15.80	13.51	1.66	(16.96)	(8.46)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	1.20	1.23	1.29	1.30
Expenses after expense reductions (f)	1.18	1.19	1.23	1.28	1.28
Net investment income	1.61	1.24	1.29	1.73	1.10
Portfolio turnover	14	17	22	33	31
Net assets at end of period (000 omitted)	$517,005	$496,236	$426,938	$286,115	$246,027

See Notes to Financial Statements

Financial Highlights – continued

Class R3	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$21.78	$19.41	$19.34	$23.71	$28.07
Income (loss) from investment operations
Net investment income (d)	$0.43	$0.34	$0.31	$0.34	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	3.03	2.35	0.07 (g)	(4.35)	(2.43)
Total from investment operations	$3.46	$2.69	$0.38	$(4.01)	$(2.10)
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.32)	$(0.31)	$(0.36)	$(0.32)
From net realized gain on investments	—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.41)	$(0.32)	$(0.31)	$(0.36)	$(2.26)
Net asset value, end of period (x)	$24.83	$21.78	$19.41	$19.34	$23.71
Total return (%) (r)(s)(x)	16.11	13.82	1.90	(16.75)	(8.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	0.95	0.99	1.03	1.06
Expenses after expense reductions (f)	0.93	0.94	0.98	1.03	1.04
Net investment income	1.86	1.49	1.53	1.94	1.29
Portfolio turnover	14	17	22	33	31
Net assets at end of period (000 omitted)	$1,022,504	$763,670	$587,645	$341,993	$190,002

See Notes to Financial Statements

Financial Highlights – continued

Class R4	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$21.84	$19.47	$19.39	$23.77	$28.13
Income (loss) from investment operations
Net investment income (d)	$0.49	$0.40	$0.36	$0.37	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	3.04	2.35	0.08 (g)	(4.34)	(2.43)
Total from investment operations	$3.53	$2.75	$0.44	$(3.97)	$(2.03)
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.38)	$(0.36)	$(0.41)	$(0.39)
From net realized gain on investments	—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.47)	$(0.38)	$(0.36)	$(0.41)	$(2.33)
Net asset value, end of period (x)	$24.90	$21.84	$19.47	$19.39	$23.77
Total return (%) (r)(s)(x)	16.40	14.05	2.18	(16.56)	(7.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	0.70	0.74	0.77	0.80
Expenses after expense reductions (f)	0.68	0.69	0.73	0.77	0.78
Net investment income	2.10	1.74	1.77	2.10	1.58
Portfolio turnover	14	17	22	33	31
Net assets at end of period (000 omitted)	$2,907,088	$2,036,438	$1,266,492	$652,906	$194,753

See Notes to Financial Statements

Financial Highlights – continued

Class R5 (formerly Class W) (y)	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$21.81	$19.44	$19.37	$23.74	$28.11
Income (loss) from investment operations
Net investment income (d)	$0.46	$0.37	$0.35	$0.37	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	3.08	2.35	0.06(g )	(4.35)	(2.42)
Total from investment operations	$3.54	$2.72	$0.41	$(3.98)	$(2.05)
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.35)	$(0.34)	$(0.39)	$(0.38)
From net realized gain on investments	—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.45)	$(0.35)	$(0.34)	$(0.39)	$(2.32)
Net asset value, end of period (x)	$24.90	$21.81	$19.44	$19.37	$23.74
Total return (%) (r)(s)(x)	16.48	13.96	2.04	(16.61)	(8.05)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	0.80	0.83	0.89	0.87
Expenses after expense reductions (f)	0.76	0.79	0.83	0.88	0.85
Net investment income	1.98	1.63	1.70	2.12	1.54
Portfolio turnover	14	17	22	33	31
Net assets at end of period (000 omitted)	$940,695	$1,334,446	$1,393,429	$999,969	$581,005

See Notes to Financial Statements

Financial Highlights – continued

Class 529A	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$21.70	$19.34	$19.28	$23.62	$27.96
Income (loss) from investment operations
Net investment income (d)	$0.42	$0.32	$0.29	$0.32	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	3.02	2.34	0.06 (g)	(4.33)	(2.42)
Total from investment operations	$3.44	$2.66	$0.35	$(4.01)	$(2.15)
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.30)	$(0.29)	$(0.33)	$(0.25)
From net realized gain on investments	—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.40)	$(0.30)	$(0.29)	$(0.33)	$(2.19)
Net asset value, end of period (x)	$24.74	$21.70	$19.34	$19.28	$23.62
Total return (%) (r)(s)(t)(x)	16.06	13.71	1.74	(16.84)	(8.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	1.05	1.08	1.19	1.30
Expenses after expense reductions (f)	0.98	1.03	1.08	1.19	1.28
Net investment income	1.80	1.40	1.44	1.84	1.05
Portfolio turnover	14	17	22	33	31
Net assets at end of period (000 omitted)	$8,195	$6,315	$5,192	$5,008	$6,025

See Notes to Financial Statements

Financial Highlights – continued

Class 529B	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$21.45	$19.12	$19.06	$23.37	$27.69
Income (loss) from investment operations
Net investment income (d)	$0.24	$0.14	$0.14	$0.20	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	3.01	2.32	0.06 (g)	(4.30)	(2.39)
Total from investment operations	$3.25	$2.46	$0.20	$(4.10)	$(2.29)
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.13)	$(0.14)	$(0.21)	$(0.09)
From net realized gain on investments	—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.22)	$(0.13)	$(0.14)	$(0.21)	$(2.03)
Net asset value, end of period (x)	$24.48	$21.45	$19.12	$19.06	$23.37
Total return (%) (r)(s)(t)(x)	15.27	12.84	1.01	(17.46)	(9.05)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	1.80	1.83	1.89	1.95
Expenses after expense reductions (f)	1.73	1.78	1.83	1.89	1.94
Net investment income	1.05	0.64	0.70	1.15	0.40
Portfolio turnover	14	17	22	33	31
Net assets at end of period (000 omitted)	$963	$1,147	$1,198	$1,215	$1,624

See Notes to Financial Statements

Financial Highlights – continued

Class 529C	Years ended 8/31
	2012	2011	2010	2009	2008
Net asset value, beginning of period	$21.43	$19.11	$19.05	$23.35	$27.67
Income (loss) from investment operations
Net investment income (d)	$0.24	$0.15	$0.14	$0.20	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.99	2.31	0.07 (g)	(4.30)	(2.39)
Total from investment operations	$3.23	$2.46	$0.21	$(4.10)	$(2.29)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.14)	$(0.15)	$(0.20)	$(0.09)
From net realized gain on investments	—	—	—	—	(1.94)
Total distributions declared to shareholders	$(0.23)	$(0.14)	$(0.15)	$(0.20)	$(2.03)
Net asset value, end of period (x)	$24.43	$21.43	$19.11	$19.05	$23.35
Total return (%) (r)(s)(t)(x)	15.18	12.82	1.06	(17.45)	(9.05)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	1.80	1.83	1.89	1.95
Expenses after expense reductions (f)	1.73	1.78	1.83	1.89	1.94
Net investment income	1.06	0.65	0.69	1.15	0.40
Portfolio turnover	14	17	22	33	31
Net assets at end of period (000 omitted)	$2,610	$2,438	$2,180	$1,710	$2,282

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	As further discussed in Note 5 in the Notes to Financial Statements, on May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Value Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are

Notes to Financial Statements – continued

converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

Notes to Financial Statements – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$20,412,157,185	$—	$—	$20,412,157,185
Mutual Funds	84,789,410	—	—	84,789,410
Total Investments	$20,496,946,595	$—	$—	$20,496,946,595

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash

Notes to Financial Statements – continued

are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended August 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, write-off of capital loss carryforwards, and redemptions in-kind.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	8/31/12	8/31/11
Ordinary income (including any short-term capital gains)	$327,177,582	$235,320,231

Notes to Financial Statements – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/12
Cost of investments	$17,531,629,025
Gross appreciation	3,524,296,122
Gross depreciation	(558,978,552)
Net unrealized appreciation (depreciation)	$2,965,317,570
Undistributed ordinary income	66,672,267
Undistributed long-term capital gain	153,933,923
Capital loss carryforwards	(34,208,360)
Other temporary differences	(109,268)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
8/31/16	$(34,208,360)

The availability of a portion of the capital loss carryforwards, which were acquired on July 24, 2009 in connection with the MFS Strategic Value Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will

Notes to Financial Statements – continued

convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Year ended 8/31/12	Year ended 8/31/11
Class A	$98,708,200	$79,687,136
Class B	1,726,725	1,492,577
Class C	9,100,000	6,514,524
Class I	120,549,342	74,923,574
Class R1	349,942	262,149
Class R2	7,834,093	6,100,132
Class R3	16,118,766	10,824,505
Class R4	47,793,898	30,488,674
Class R5 (formerly Class W)	24,836,399	24,921,624
Class 529A	123,759	82,488
Class 529B	10,871	7,645
Class 529C	25,587	15,203
Total	$327,177,582	$235,320,231

On May 30, 2012, Class W shares were redesignated Class R5. See Note 5 for additional information.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $7.5 billion of average daily net assets	0.60%
Next $2.5 billion of average daily net assets	0.53%
Average daily net assets in excess of $10 billion	0.50%

The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $12.5 billion. This written agreement will continue until December 31, 2012. This management fee reduction amounted to $2,702,321, which is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the year ended August 31, 2012 was equivalent to an annual effective rate of 0.53% of the fund’s average daily net assets.

Effective January 1, 2013, the investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $20 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2013.

Notes to Financial Statements – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,457,331 and $6,999 for the year ended August 31, 2012, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$13,920,107
Class B	0.75%	0.25%	1.00%	1.00%	1,717,224
Class C	0.75%	0.25%	1.00%	1.00%	8,823,089
Class R1	0.75%	0.25%	1.00%	1.00%	330,829
Class R2	0.25%	0.25%	0.50%	0.50%	2,528,342
Class R3	—	0.25%	0.25%	0.25%	2,299,745
Class R5 (formerly Class W)	—	—	—	0.08%	951,273
Class 529A	—	0.25%	0.25%	0.25%	18,104
Class 529B	0.75%	0.25%	1.00%	1.00%	11,148
Class 529C	0.75%	0.25%	1.00%	1.00%	25,184
Total Distribution and Service Fees					$30,625,045

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended August 31, 2012 based on each class’ average daily net assets. Effective May 30, 2012, Class W shares were redesignated Class R5 shares. Effective May 31, 2012, the 0.10% Class W distribution fee was eliminated. See Note 5 for additional information.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and

Notes to Financial Statements – continued

Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2012, were as follows:

Amount
Class A	$39,740
Class B	224,345
Class C	62,714
Class 529B	68
Class 529C	25

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until December 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the year ended August 31, 2012, this waiver amounted to $5,438 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the year ended August 31, 2012 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the year ended August 31, 2012, were as follows:

	Fee	Waiver
Class 529A	$7,242	$3,620
Class 529B	1,115	558
Class 529C	2,519	1,260
Total Program Manager Fees and Waivers	$10,876	$5,438

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended August 31, 2012, the fee was $2,812,378, which equated to 0.0157% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended August 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $18,860,463. Effective with the redesignation of Class W to Class R5 on May 30, 2012 (as discussed in Note 5), Class R5 shares do not incur sub-accounting fees.

Notes to Financial Statements – continued

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended August 31, 2012, these costs for the fund amounted to $809,889 and are reflected in the “Shareholder servicing costs” on the Statement of Operations. Effective June 1, 2012, the fund no longer pays any expenses under this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended August 31, 2012 was equivalent to an annual effective rate of 0.0034% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $483 and is included in independent Trustees’ compensation for the year ended August 31, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $5,061 at August 31, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the year ended August 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $153,446 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $68,079, which is shown as a reduction of total expenses

Notes to Financial Statements – continued

in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, in-kind transactions and short-term obligations, aggregated $4,962,124,435 and $2,521,695,047, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 8/31/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	101,576,026	$2,400,718,106	62,704,811	$1,425,736,635
Class B	1,177,218	27,341,091	1,159,957	26,415,364
Class C	4,208,466	97,217,907	6,077,126	137,620,165
Class I	162,020,533	3,889,917,304	117,443,500	2,718,479,174
Class R1	346,230	7,942,833	453,979	10,168,471
Class R2	4,909,546	113,270,694	6,907,440	156,973,644
Class R3	15,359,979	352,757,135	13,542,996	305,455,006
Class R4	40,785,478	960,911,334	42,008,682	956,520,758
Class R5 (formerly Class W)	52,410,054	1,218,231,409	33,275,720	756,848,005
Class 529A	64,477	1,492,662	50,175	1,152,720
Class 529B	5,300	121,535	4,909	110,215
Class 529C	16,701	387,565	15,655	355,815
	382,880,008	$9,070,309,575	283,644,950	$6,495,835,972

Notes to Financial Statements – continued

	Year ended 8/31/12		Year ended 8/31/11
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	3,818,234	$86,086,303	2,998,229	$67,813,254
Class B	68,019	1,522,062	56,778	1,277,651
Class C	242,838	5,421,963	169,237	3,805,591
Class I	3,531,395	80,008,450	2,098,323	47,861,762
Class R1	15,756	349,568	11,702	261,517
Class R2	337,968	7,539,321	260,103	5,845,530
Class R3	715,369	16,114,074	478,841	10,821,078
Class R4	2,054,612	46,411,632	1,281,335	29,130,748
Class R5 (formerly Class W)	1,075,411	24,060,387	1,064,264	24,021,122
Class 529A	5,520	123,759	3,662	82,488
Class 529B	491	10,866	343	7,645
Class 529C	1,146	25,352	678	15,196
	11,866,759	$267,673,737	8,423,495	$190,943,582

Shares reacquired
Class A	(72,104,947)	$(1,686,180,512)	(88,720,645)	$(2,030,909,368)
Class B	(2,877,934)	(66,122,400)	(5,132,927)	(116,429,250)
Class C	(7,970,996)	(182,992,253)	(9,165,115)	(207,833,868)
Class I	(107,169,770)	(2,516,493,364)	(47,487,099)	(1,091,994,204)
Class R1	(613,462)	(13,941,269)	(611,678)	(13,817,475)
Class R2	(7,224,225)	(165,364,122)	(6,368,047)	(145,682,373)
Class R3	(9,963,593)	(233,775,094)	(9,228,803)	(211,435,251)
Class R4	(19,348,080)	(452,651,858)	(15,115,168)	(348,328,665)
Class R5 (formerly Class W)	(76,888,139)	(1,845,948,480)	(44,837,630)	(1,047,186,364)
Class 529A	(29,757)	(689,366)	(31,288)	(702,769)
Class 529B	(19,917)	(462,377)	(14,420)	(324,695)
Class 529C	(24,801)	(574,523)	(16,702)	(364,899)
	(304,235,621)	$(7,165,195,618)	(226,729,522)	$(5,215,009,181)

Net change
Class A	33,289,313	$800,623,897	(23,017,605)	$(537,359,479)
Class B	(1,632,697)	(37,259,247)	(3,916,192)	(88,736,235)
Class C	(3,519,692)	(80,352,383)	(2,918,752)	(66,408,112)
Class I	58,382,158	1,453,432,390	72,054,724	1,674,346,732
Class R1	(251,476)	(5,648,868)	(145,997)	(3,387,487)
Class R2	(1,976,711)	(44,554,107)	799,496	17,136,801
Class R3	6,111,755	135,096,115	4,793,034	104,840,833
Class R4	23,492,010	554,671,108	28,174,849	637,322,841
Class R5 (formerly Class W)	(23,402,674)	(603,656,684)	(10,497,646)	(266,317,237)
Class 529A	40,240	927,055	22,549	532,439
Class 529B	(14,126)	(329,976)	(9,168)	(206,835)
Class 529C	(6,954)	(161,606)	(369)	6,112
	90,511,146	$2,172,787,694	65,338,923	$1,471,770,373

Notes to Financial Statements – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 2%, 1%, 1%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Redesignation of Class W to Class R5 – On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended August 31, 2012, the fund’s commitment fee and interest expense were $121,769 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

Notes to Financial Statements – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	153,932,560	2,437,010,994	(2,506,154,144)	84,789,410

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$218,122	$84,789,410

(8) Redemption In-Kind

On September 13, 2011, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities that were valued at $14,673,898. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain (loss) of $4,770,592 for the fund.

On January 26, 2012, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities that were valued at $180,389,213. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain (loss) of $37,005,555 for the fund.

On April 30, 2012, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities that were valued at $15,721,682. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain (loss) of $6,044,203 for the fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust I and Shareholders of MFS Value Fund:

We have audited the accompanying statement of assets and liabilities of MFS Value Fund (the Fund) (one of the portfolios comprising MFS Series Trust I), including the portfolio of investments, as of August 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MFS Value Fund at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

October 17, 2012

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2012, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 48)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 70)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until 2007)	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)
Robert E. Butler (age 70)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 57)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)
Michael Hegarty (age 67)	Trustee	December 2004	Private investor	N/A
John P. Kavanaugh (age 57)	Trustee	January 2009	Private investor	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A
Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 71)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
John M. Corcoran (k) (age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A
Christopher R. Bohane (k) (age 38)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kino Clark (k) (age 44)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Asset Management, Director and Senior Counsel (until 2012)	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Ethan D. Corey (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008);	N/A
Brian E. Langenfeld (k) (age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan S. Newton (k) (age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 41)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kasey L. Phillips (k) (age 41)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Mark N. Polebaum (k) (age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 52)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2012, the Trustees served as board members of 131 funds within the MFS Family of Funds.

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 500 Boylston Street Boston, MA 02116-3741	State Street Bank and Trust 1 Lincoln Street Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 500 Boylston Street Boston, MA 02116-3741	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Portfolio Managers
Nevin Chitkara
Steven Gorham

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by

Board Review of Investment Advisory Agreement – continued

Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $7.5 billion and $10 billion, and that MFS has agreed in writing to reduce its advisory fee on average daily net assets over $20 billion, which may not be changed without the Trustees’ approval. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending

Board Review of Investment Advisory Agreement – continued

programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2012 income tax forms in January 2013. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $11,953,209 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 100% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ANNUAL REPORT

August 31, 2012

MFS® GLOBAL LEADERS FUND

GLD-ANN

MFS® GLOBAL LEADERS FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets continue to face a number of major economic and political challenges. While the European debt crisis has deepened and spread, there appears to be scope for improvement given the European Central Bank’s willingness to backstop troubled sovereigns. Economic activity in China, until recently the world’s growth engine, appears to be bottoming. Even the relatively strong and stable US economy has been affected by uncertainty over the presidential election and the threat of a “fiscal cliff” at year- end. At the same time, global consumer and producer confidence has fallen sharply. And a search for safe havens by nervous investors has driven down yields on highly rated government bonds, including those issued by Germany and the United States, to multi-decade lows.

But there is also good news: Global economic data have modestly improved, performing slightly better than expected. However, the improvement is too short-lived to be called a trend. Equity markets have been largely range bound since the

Fed extended its quantitative easing program, leaving little expectation that the bank will add further money to the system. It is hard to know how much of the recent gain in financial markets has been the result of actual economic improvements versus expectations that renewed central bank action will soon lead to an economic rebound.

Through all this uncertainty, managing risk remains a top priority for investors and their advisors. At MFS®, our emphasis on global research is designed to keep our investment process functioning smoothly at all times. Close collaboration among colleagues around the world is vital in periods of uncertainty and heightened volatility. We share ideas and evaluate opportunities across continents and across all investment disciplines and types of investments. We employ this uniquely collaborative approach to build better insights — and better results — for our clients.

Like our investors, we are mindful of the many economic challenges we face at the local, national and international levels. In times like these, it is more important than ever to maintain a long-term view, adhere to time-tested investing principles such as asset allocation and diversification and work closely with investment advisors to research and identify the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

October 17, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Urban Outfitters, Inc.	3.5%
Nestle S.A.	3.5%
Groupe Danone	3.4%
Diageo PLC	3.2%
Lawson, Inc.	3.1%
Apple, Inc.	3.1%
YUM! Brands, Inc.	3.1%
Walt Disney Co.	3.0%
Danaher Corp.	3.0%
NIKE, Inc., “B”	3.0%

Equity sectors
Consumer Staples	35.5%
Retailing	24.9%
Leisure	13.6%
Industrial Goods & Services	7.5%
Technology	5.9%
Financial Services	4.4%
Basic Materials	2.8%
Special Products & Services	1.8%

Issuer country weightings (x)
United States	37.1%
France	16.4%
United Kingdom	10.3%
Switzerland	9.9%
Japan	8.1%
China	5.8%
Netherlands	5.3%
Hong Kong	2.7%
Belgium	2.6%
Other Countries	1.8%

Currency exposure weightings (y)
United States Dollar	37.1%
Euro	26.2%
British Pound Sterling	10.3%
Swiss Franc	9.9%
Hong Kong Dollar	8.4%
Japanese Yen	8.1%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 8/31/12.

The portfolio is actively managed and current holdings may be different.

2

MANAGEMENT REVIEW

Summary of Results

For the period September 28, 2011 (the commencement date) to August 31, 2012, Class A shares of the MFS Global Leaders Fund (the “fund”) provided a total return of 21.60%, at net asset value. This compares with a return of 14.56% for the fund’s benchmark, the MSCI All Country World Index.

Market Environment

At the beginning of the reporting period, additional liquidity from the U.S. Federal Reserve (in the form of “Operation Twist”) and the European Central Bank (in the form of 3-year, Long Term Refinancing Operations, or LTROs), coupled with healthier global macroeconomic conditions, led by moderate but sustained U.S. growth, ushered in improved market dynamics.

Towards the end of the period, though, market trends were more mixed. Worsening conditions were driven by broadly weaker global macroeconomic indicators, as well as renewed concerns over the eurozone’s capacity and determination to address its ongoing crisis. However, broad market sentiment remained relatively resilient, as equity markets generally maintained gains and credit spreads did not indicate deterioration.

Contributors to Performance

The combination of overweight positions and stock selection in the consumer staples, retailing, and leisure sectors were primary factors that contributed to performance relative to the fund’s benchmark, the MSCI All Country World Index. Within the consumer staples sector, holdings of brewing company Anheuser-Busch InBev (Belgium), food and beverage holding company Want Want China Holdings (China), and alcoholic beverage producer Diageo (United Kingdom) aided relative results. Shares of Anheuser-Busch InBev appreciated throughout the period as the company continued to experience solid organic revenue growth and announced the acquisition of the remaining shares of Mexican beer company Grupo Modelo. In the retailing sector, holdings of apparel retailers Urban Outfitters and Gap (h), retail store operator Target Corporation, and convenience store chain Lawson (Japan) also benefited relative returns. Shares of Urban Outfitters increased significantly after the firm announced second quarter earnings that beat consensus estimates as the company continued to bring its inventory levels back in line and experienced solid growth in sales. In the leisure sector, holdings of media conglomerate Walt Disney Company and international hotel business InterContinental Hotels Group (United Kingdom) boosted relative performance. Shares of Walt Disney gained throughout the period mainly due to improved growth in theme park revenue, contract extensions with Comcast and the NFL, and record-breaking box-office results from its film, The Avengers.

An underweight position and stock selection in the basic materials sector also supported relative performance. However, there were no significant individual contributors to relative performance within this sector.

Stock selection in the technology sector was another factor that benefited relative returns. The fund’s holdings of computer and personal electronics maker Apple bolstered relative results as the stock continued its strong performance during the period with solid sales growth of its iPhone and iPad products.

3

Management Review – continued

An underweight allocation to the utilities & communications sector also aided relative performance as the sector underperformed the broad benchmark. There were no individual stocks within this sector that were among the fund’s top relative contributors for the reporting period.

Detractors from Performance

Underweight positions in the financial services and health care sectors detracted from relative performance as both sectors outperformed the benchmark during the period. Within financial services, holdings of wealth management firm Julius Baer Group (Switzerland) hampered relative results. Shares of the company declined throughout the period as an adverse currency environment early in the period, and an unexpected one-time payment to end an investigation in Germany related to undeclared assets, hampered the stock’s performance. There were no significant individual detractors from relative performance within the health care sector.

In other sectors, holdings of Japan-based television broadcasting company Nippon Television (b), export trading company Li & Fung (Hong Kong), food and beverage producer Groupe Danone (France), fine jewelry producer Tiffany & Co., and Swiss elevator and escalator manufacturer Schindler Holding held back relative returns. Shares of Nippon Television struggled throughout the period as advertising demand tapered off due to the weak macroeconomic environment. Shares of Li & Fung were also negatively impacted by the weak macroeconomic environment and had to issue additional shares to raise capital, which depressed the stock price even further. Not holding South Korean microchip and electronics manufacturer Samsung Electronics and diversified industrial conglomerate General Electric weighed on relative performance as both stocks performed well during the period. Additionally, the timing of the fund’s ownership in shares of fast food restaurant company Yum! Brands also negatively affected relative performance during the period.

During the reporting period, the fund’s relative currency exposure, resulting primarily from differences between the portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, held back relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our portfolios to have different currency exposure than the benchmark.

The fund’s cash and/or cash equivalents position was another detractor from relative results. The fund strives to be fully invested and only holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund’s benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Respectfully,

Matthew Barrett	Maile Clark
Portfolio Manager	Portfolio Manager

(b)	Security is not a benchmark constituent.
(h)	Security was not held in the portfolio at period end.

4

Management Review – continued

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

5

PERFORMANCE SUMMARY THROUGH 8/31/12

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of a Hypothetical $10,000 Investment (t)

6

Performance Summary – continued

Total Returns through 8/31/12

Average annual without sales charge

Share class	Class inception date	Life (t)
A	9/28/11	21.60%
B	9/28/11	20.70%
C	9/28/11	20.70%
I	9/28/11	21.80%
Comparative benchmark
MSCI All Country World Index (f)		14.56%
Average annual with sales charge
A With Initial Sales Charge (5.75%)		14.61%
B With CDSC (Declining over six years from 4% to 0%) (x)		16.70%
C With CDSC (1% for 12 months) (x)		19.70%

Class I shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(x)	Assuming redemption at the end of the applicable period.

Benchmark Definition

MSCI All Country World Index – a market capitalization-weighted index that is designed to measure equity market performance in the global developed and emerging markets.

It is not possible to invest directly in an index.

Notes to Performance Summary

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

7

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

March 1, 2012 through August 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/12	Ending Account Value 8/31/12	Expenses Paid During Period (p) 3/01/12-8/31/12
A	Actual	1.45%	$1,000.00	$1,060.16	$7.51
	Hypothetical (h)	1.45%	$1,000.00	$1,017.85	$7.35
B	Actual	2.20%	$1,000.00	$1,055.99	$11.37
	Hypothetical (h)	2.20%	$1,000.00	$1,014.08	$11.14
C	Actual	2.20%	$1,000.00	$1,055.99	$11.37
	Hypothetical (h)	2.20%	$1,000.00	$1,014.08	$11.14
I	Actual	1.20%	$1,000.00	$1,060.98	$6.22
	Hypothetical (h)	1.20%	$1,000.00	$1,019.10	$6.09

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

9

PORTFOLIO OF INVESTMENTS

8/31/12

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.4%
Issuer	Shares/Par	Value ($)

Alcoholic Beverages - 12.6%
Anheuser-Busch InBev N.V.	3,354	$281,722
Diageo PLC	12,764	349,611
Heineken N.V.	5,432	301,137
Pernod Ricard S.A.	1,880	202,581
SABMiller PLC	5,140	226,850

		$1,361,901
Apparel Manufacturers - 10.7%
Compagnie Financiere Richemont S.A.	4,283	$262,668
Li & Fung Ltd.	176,000	287,179
LVMH Moet Hennessy Louis Vuitton S.A.	1,740	284,077
NIKE, Inc., “B”	3,283	319,633

		$1,153,557
Broadcasting - 8.1%
Nippon Television Network Corp.	1,760	$243,622
Publicis Groupe S.A.	5,823	302,232
Walt Disney Co.	6,576	325,315

		$871,169
Business Services - 1.8%
Accenture PLC, “A”	3,150	$194,040

Chemicals - 2.8%
3M Co.	3,268	$302,617

Computer Software - 2.8%
Dassault Systems S.A.	3,143	$305,232

Computer Software - Systems - 3.1%
Apple, Inc.	502	$333,950

Consumer Products - 4.1%
Procter & Gamble Co.	3,928	$263,922
Reckitt Benckiser Group PLC	3,221	182,075

		$445,997
Electrical Equipment - 5.8%
Danaher Corp.	6,040	$323,563

10

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
Schneider Electric S.A.	4,793	$302,698

		$626,261
Food & Beverages - 15.2%
Groupe Danone	5,891	$367,151
Nestle S.A.	6,025	374,551
Tingyi (Cayman Islands) Holding Corp.	104,000	308,449
Unilever N.V.	7,884	274,984
Want Want China Holdings Ltd.	253,000	314,100

		$1,639,235
Food & Drug Stores - 3.1%
Lawson, Inc.	4,400	$337,186

Gaming & Lodging - 2.4%
InterContinental Hotels Group PLC	9,957	$253,754

General Merchandise - 2.8%
Target Corp.	4,733	$303,338

Machinery & Tools - 1.7%
Schindler Holding AG	1,516	$178,960

Other Banks & Diversified Financials - 4.4%
Julius Baer Group Ltd.	7,603	$249,823
Visa, Inc., “A”	1,766	226,489

		$476,312
Restaurants - 3.1%
YUM! Brands, Inc.	5,180	$330,070

Specialty Stores - 8.3%
Industria de Diseno Textil S.A.	1,859	$206,725
Tiffany & Co.	4,942	306,157
Urban Outfitters, Inc. (a)	10,124	380,055

		$892,937
Tobacco - 3.6%
Imperial Tobacco Group PLC	2,472	$96,402
Japan Tobacco, Inc.	9,600	289,490

		$385,892
Total Common Stocks (Identified Cost, $9,951,203)		$10,392,408

11

Portfolio of Investments – continued

Money Market Funds - 3.3%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	358,853	$358,853
Total Investments (Identified Cost, $10,310,056)		$10,751,261

Other Assets, Less Liabilities - 0.3%		37,103
Net Assets - 100.0%		$10,788,364

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/12

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $9,951,203)	$10,392,408
Underlying affiliated funds, at cost and value	358,853
Total investments, at value (identified cost, $10,310,056)	$10,751,261
Receivables for
Fund shares sold	50
Interest and dividends	23,350
Receivable from investment adviser	46,666
Other assets	29
Total assets	$10,821,356
Liabilities
Payable to affiliates
Shareholder servicing costs	$100
Distribution and service fees	128
Payable for independent Trustees’ compensation	3
Accrued expenses and other liabilities	32,761
Total liabilities	$32,992
Net assets	$10,788,364
Net assets consist of
Paid-in capital	$10,233,321
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	441,292
Accumulated net realized gain (loss) on investments and foreign currency	80,023
Undistributed net investment income	33,728
Net assets	$10,788,364
Shares of beneficial interest outstanding	887,103

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$8,331,228	685,243	$12.16
Class B	130,595	10,818	12.07
Class C	133,303	11,042	12.07
Class I	2,193,238	180,000	12.18

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.90 [100 /94.25 x $12.16]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Period ended 8/31/12 (c)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$71,136
Dividends from underlying affiliated funds	191
Foreign taxes withheld	(3,986)
Total investment income	$67,341
Expenses
Management fee	$25,218
Distribution and service fees	3,934
Shareholder servicing costs	2,536
Administrative services fee	16,208
Independent Trustees’ compensation	797
Custodian fee	9,052
Shareholder communications	5,270
Audit and tax fees	28,306
Legal fees	203
Registration fees	48,468
Miscellaneous	12,382
Total expenses	$152,374
Reduction of expenses by investment adviser	(114,873)
Net expenses	$37,501
Net investment income	$29,840
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$80,023
Foreign currency	3,888
Net realized gain (loss) on investments and foreign currency	$83,911
Change in unrealized appreciation (depreciation)
Investments	$441,205
Translation of assets and liabilities in foreign currencies	87
Net unrealized gain (loss) on investments and foreign currency translation	$441,292
Net realized and unrealized gain (loss) on investments and foreign currency	$525,203
Change in net assets from operations	$555,043

(c)	For the period from the commencement of the fund’s investment operations, September 28, 2011, through the stated period end.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Period ended 8/31/12 (c)
From operations
Net investment income	$29,840
Net realized gain (loss) on investments and foreign currency	83,911
Net unrealized gain (loss) on investments and foreign currency translation	441,292
Change in net assets from operations	$555,043
Change in net assets from fund share transactions	$10,233,321
Total change in net assets	$10,788,364
Net assets
At beginning of period	—
At end of period (including undistributed net investment income of $33,728)	$10,788,364

(c)	For the period from the commencement of the fund’s investment operations, September 28, 2011, through the stated period end.

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 8/31/12 (c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	1.96
Total from investment operations	$2.16
Net asset value, end of period (x)	$12.16
Total return (%) (r)(s)(t)(x)	21.60	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.60	(a)
Expenses after expense reductions (f)	1.45	(a)
Net investment income	1.83	(a)(l)
Portfolio turnover	19	(n)
Net assets at end of period (000 omitted)	$8,331

Class B	Period ended 8/31/12 (c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	2.08
Total from investment operations	$2.07
Net asset value, end of period (x)	$12.07
Total return (%) (r)(s)(t)(x)	20.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.96	(a)
Expenses after expense reductions (f)	2.20	(a)
Net investment loss	(0.10	)(a)
Portfolio turnover	19	(n)
Net assets at end of period (000 omitted)	$131

See Notes to Financial Statements

16

Financial Highlights – continued

Class C	Period ended 8/31/12 (c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	2.08
Total from investment operations	$2.07
Net asset value, end of period (x)	$12.07
Total return (%) (r)(s)(t)(x)	20.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.96	(a)
Expenses after expense reductions (f)	2.20	(a)
Net investment loss	(0.07	)(a)
Portfolio turnover	19	(n)
Net assets at end of period (000 omitted)	$133

Class I	Period ended 8/31/12 (c)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	2.09
Total from investment operations	$2.18
Net asset value, end of period (x)	$12.18
Total return (%) (r)(s)(x)	21.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.94	(a)
Expenses after expense reductions (f)	1.20	(a)
Net investment income	0.90	(a)
Portfolio turnover	19	(n)
Net assets at end of period (000 omitted)	$2,193

See Notes to Financial Statements

17

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 28, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	The net investment income ratio does not vary by the class specific expense differential because of the timing of sales of fund shares and the allocation of fund level income at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Global Leaders Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can

19

Notes to Financial Statements – continued

utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

20

Notes to Financial Statements – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,609,149	$—	$—	$3,609,149
France	1,763,971	—	—	1,763,971
United Kingdom	1,108,692	—	—	1,108,692
Switzerland	1,066,002	—	—	1,066,002
Japan	626,676	243,622	—	870,298
China	—	622,549	—	622,549
Netherlands	576,121	—	—	576,121
Hong Kong	—	287,179	—	287,179
Belgium	281,722	—	—	281,722
Other Countries	206,725	—	—	206,725
Mutual Funds	358,853	—	—	358,853
Total Investments	$9,597,911	$1,153,350	$—	$10,751,261

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

21

Notes to Financial Statements – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the period ended August 31, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the period ended August 31, 2012, there were no significant adjustments due to differences between book and tax accounting.

The fund declared no distributions for the period ended August 31, 2012.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/12
Cost of investments	$10,310,056
Gross appreciation	561,713
Gross depreciation	(120,508)
Net unrealized appreciation (depreciation)	$441,205
Undistributed ordinary income	113,751
Other temporary differences	87

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

22

Notes to Financial Statements – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 million	0.65%

The management fee incurred for the period ended August 31, 2012 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Class A	Class B	Class C	Class I
1.45%	2.20%	2.20%	1.20%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2013. For the period ended August 31, 2012, this reduction amounted to $114,865 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,100 for the period ended August 31, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,819
Class B	0.75%	0.25%	1.00%	1.00%	1,040
Class C	0.75%	0.25%	1.00%	1.00%	1,075
Total Distribution and Service Fees					$3,934

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended August 31, 2012 based on each class’ average daily net assets.

23

Notes to Financial Statements – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the period ended August 31, 2012, were as follows:

Amount
Class A	$—
Class B	15
Class C	—

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended August 31, 2012, the fee was $2,367, which equated to 0.0846% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the period ended August 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $169.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended August 31, 2012 was equivalent to an annual effective rate of 0.5795% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the period ended August 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $18

24

Notes to Financial Statements – continued

and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $8, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 27, 2011, MFS purchased 10,000 shares each of Class A, Class B, and Class C and 180,000 shares of Class I for an aggregate amount of $2,100,000. At August 31, 2012, MFS was the sole shareholder of Class I.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $10,442,094 and $570,914, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 8/31/12 (c)
	Shares	Amount
Shares sold
Class A	696,148	$8,342,949
Class B	10,883	110,505
Class C	11,386	116,228
Class I	180,000	1,800,000
	898,417	$10,369,682

Shares reacquired
Class A	(10,905)	$(131,549)
Class B	(65)	(766)
Class C	(344)	(4,046)
	(11,314)	$(136,361)

Net change
Class A	685,243	$8,211,400
Class B	10,818	109,739
Class C	11,042	112,182
Class I	180,000	1,800,000
	887,103	$10,233,321

(c)	For the period from the commencement of the fund’s investment operations, September 28, 2011, through the stated period end.

25

Notes to Financial Statements – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the period ended August 31, 2012, the fund’s commitment fee and interest expense were $6 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	10,448,272	(10,089,419)	358,853

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$191	$358,853

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust I and the Shareholders of

MFS Global Leaders Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Global Leaders Fund (one of the portfolios comprising MFS Series Trust I) (the “Fund”) as of August 31, 2012, and the related statements of operations, changes in net assets, and the financial highlights for the period from September 28, 2011 (the commencement of the Fund’s operations) through August 31, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Global Leaders Fund as of August 31, 2012, and the results of its operations, changes in its net assets, and financial highlights for the period from September 28, 2011 (the commencement of the Fund’s operations) through August 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 17, 2012

27

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2012, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 48)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Chief Executive Officer and Director; President (until December 2009); Chief Investment Officer (until July 2010)	N/A
INDEPENDENT TRUSTEES
David H. Gunning (age 70)	Trustee and Chair of Trustees	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until 2007)	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman; Portman Limited (mining), Director (until 2008)
Robert E. Butler (age 70)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A
Maureen R. Goldfarb (age 57)	Trustee	January 2009	Private investor	N/A
William R. Gutow (age 71)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007); Texas Donuts (donut franchise), Vice Chairman (until 2010)
Michael Hegarty (age 67)	Trustee	December 2004	Private investor	N/A
John P. Kavanaugh (age 57)	Trustee	January 2009	Private investor	N/A

28

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
J. Dale Sherratt (age 74)	Trustee	June 1989	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner	N/A
Laurie J. Thomsen (age 55)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director
Robert W. Uek (age 71)	Trustee	January 2006	Consultant to investment company industry	N/A
OFFICERS
John M. Corcoran (k) (age 47)	President	October 2008	Massachusetts Financial Services Company, Senior Vice President (since October 2008); State Street Bank and Trust (financial services provider), Senior Vice President, (until September 2008)	N/A
Christopher R. Bohane (k) (age 38)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kino Clark (k) (age 44)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A
Thomas H. Connors (k) (age 53)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Asset Management, Director and Senior Counsel (until 2012)	N/A

29

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Ethan D. Corey (k) (age 48)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
David L. DiLorenzo (k) (age 44)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A
Robyn L. Griffin (age 37)	Assistant Independent Chief Compliance Officer	August 2008	Griffin Compliance LLC (provider of compliance services), Principal (since August 2008); State Street Corporation (financial services provider), Mutual Fund Administration Assistant Vice President (October 2006 – July 2008);	N/A
Brian E. Langenfeld (k) (age 39)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Susan S. Newton (k) (age 62)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
Susan A. Pereira (k) (age 41)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A
Kasey L. Phillips (k) (age 41)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

30

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
Mark N. Polebaum (k) (age 60)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A
Frank L. Tarantino (age 68)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A
Richard S. Weitzel (k) (age 42)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A
James O. Yost (k) (age 52)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. For the period October 2008, until January 2012, Mr. Corcoran served as Treasurer of the Funds. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Ms. Thomsen are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2012, the Trustees served as board members of 131 funds within the MFS Family of Funds.

31

Trustees and Officers – continued

The Statement of Additional Information for the Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 500 Boylston Street Boston, MA 02116-3741	State Street Bank and Trust 1 Lincoln Street Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 500 Boylston Street Boston, MA 02116-3741	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116
Portfolio Managers
Matthew Barrett
Maile Clark

32

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2012 income tax forms in January 2013.

33

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Account transactions and transaction history

• Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

34

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

• open an account or provide account information

• direct us to buy securities or direct us to sell your securities

• make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes – information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

35

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler, Kavanaugh and Uek and Ms. Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (the series referred to collectively as the “Funds” and singularly as a “Fund”). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds’ investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended August 31, 2012 and 2011, audit fees billed to the Funds by Deloitte and E&Y were as follows:

	Audit Fees
Fees billed by Deloitte:	2012	2011
MFS Cash Reserve Fund	29,949	28,855
MFS Global Leaders Fund	21,800	N/A	**
Total	51,749	28,855

	Audit Fees
Fees billed by E&Y:	2012	2011
MFS Core Equity Fund	41,930	40,386
MFS New Discovery Fund	42,430	40,386
MFS Research International Fund	45,218	43,548
MFS Technology Fund	41,930	40,386
MFS Value Fund	42,540	40,973
Total	214,048	205,679

For the fiscal years ended August 31, 2012 and 2011, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]			Tax Fees[2]			All Other Fees[3]
Fees billed by Deloitte:	2012	2011		2012	2011		2012	2011
To MFS Cash Reserve Fund	0	0		3,031	2,917		798	1,2485
To MFS Global Leaders Fund	0	N/A	**	5,585	N/A	**	1,001	N/A	**
Total fees billed by Deloitte To above Funds:	0	0		8,616	2,917		1,799	1,248

	Audit-Related Fees			Tax Fees			All Other Fees
Fees billed by Deloitte:	2012	2011		2012	2011		2012	2011
To MFS and MFS Related Entities of MFS Cash Reserve Fund*	1,249,664	810,204	[5]	0	0		0	113,100	[5]
To MFS and MFS Related Entities of MFS Global Leaders Fund*	1,249,664	810,204		0	0		0	113,100

Aggregate fees for non-audit services:	2012	2011
To MFS Cash Reserve Fund, MFS and MFS Related Entities#	1,541,013	1,351,685	[5]
To MFS Global Leaders Fund, MFS and MFS Related Entities#	1,543,770	1,347,520

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[4]
Fees billed by E&Y:	2012	2011	2012	2011[5]	2012	2011
To MFS Core Equity Fund	0	0	8,800	7,783	0	0
To MFS New Discovery Fund	0	0	8,800	7,783	0	0
To MFS Research International Fund	0	0	9,217	8,186	0	0
To MFS Technology Fund	0	0	8,800	7,783	0	0
To MFS Value Fund	0	0	8,800	7,783	0	0
Total fees billed by E&Y To above Funds:	0	0	44,417	39,318	0	0

	Audit-Related Fees		Tax Fees		All Other Fees
Fees billed by E&Y:	2012	2011	2012	2011	2012	2011
To MFS and MFS Related Entities of MFS Core Equity Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS New Discovery Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Research International Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Technology Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Value Fund*	0	0	0	0	0	0

Aggregate fees for non-audit services:	2012	2011[5]
To MFS Core Equity Fund, MFS and MFS Related Entities#	133,800	32,783
To MFS New Discovery Fund, MFS and MFS Related Entities#	133,800	32,783
To MFS Research International Fund, MFS and MFS Related Entities#	134,217	33,186
To MFS Technology Fund, MFS and MFS Related Entities#	133,800	32,783
To MFS Value Fund, MFS and MFS Related Entities#	133,800	32,783

*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

**	MFS Global Leaders Fund commenced investment operations in September 2011.
#	This amount reflects the aggregate fees billed by Deloitte or E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to analysis of certain portfolio holdings, and review of internal controls and review of Rule 38a-1 compliance program.

[4]	The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.
[5]	Certain fees reported in 2011 have been restated in this filing from those reported in the Registrant’s filing for the reporting period ended August 31, 2011.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):	Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2012

*	Print name and title of each signing officer under his or her signature.